GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 96.5%
Argentina – 0.0%
99	Banco Macro SA ADR (Financials)*(a)	$ 1,314
124	Corp America Airports SA (Industrials)*	714
259	Despegar.com Corp. (Consumer Discretionary)*	2,240
270	Grupo Financiero Galicia SA ADR (Financials)	2,344
235	Pampa Energia SA ADR (Utilities)*	3,882
286	Telecom Argentina SA ADR (Communication Services)*	1,387
918	YPF SA ADR (Energy)*	3,287

		15,168

Brazil – 3.2%
527	Adecoagro SA (Consumer Staples)*	4,116
18,703	Ambev SA (Consumer Staples)	53,176
1,819	Americanas SA (Consumer Discretionary)*	9,764
1,840	Atacadao SA (Consumer Staples)	4,994
25,890	B3 SA – Brasil Bolsa Balcao (Financials)	50,922
5,939	Banco Bradesco SA (Financials)	17,895
6,303	Banco BTG Pactual SA (Financials)	23,366
3,656	Banco do Brasil SA (Financials)	20,608
2,086	Banco Inter SA (Financials)	13,379
1,542	Banco Santander Brasil SA (Financials)	8,998
2,870	BB Seguridade Participacoes SA (Financials)	10,609
130	Bradespar SA (Materials)	1,089
2,094	BRF SA (Consumer Staples)*	7,321
2,244	Caixa Seguridade Participacoes SA (Financials)	3,266
4,995	CCR SA (Industrials)	10,886
1,729	Centrais Eletricas Brasileiras SA (Utilities)	9,988
1,474	Cia de Saneamento Basico do Estado de Sao Paulo (Utilities)	8,789
1,021	Cia Energetica de Minas Gerais (Utilities)	3,127
2,877	Cia Siderurgica Nacional SA (Materials)	11,083
5,078	Cosan SA (Energy)	19,103
894	CPFL Energia SA (Utilities)	4,178
2,534	CSN Mineracao SA (Materials)	2,678
291	Diagnosticos da America SA (Health Care)	1,795
1,056	Energisa SA (Utilities)	8,504
4,342	Eneva SA (Utilities)*	10,723
778	Engie Brasil Energia SA (Utilities)	5,307

Shares	Description	Value

Common Stocks – (continued)
Brazil – (continued)
3,539	Equatorial Energia SA (Utilities)	$ 14,141
385	Getnet Adquirencia e Servicos para Meios de Pagamento SA (Information Technology)*	259
5,731	Hapvida Participacoes e Investimentos SA (Health Care)(b)	11,069
1,808	Hypera SA (Health Care)	8,680
2,016	Itau Unibanco Holding SA (Financials)	7,174
3,439	Klabin SA (Materials)	14,532
2,527	Localiza Rent a Car SA (Industrials)	22,865
1,098	Lojas Americanas SA (Consumer Discretionary)	1,057
4,189	Lojas Renner SA (Consumer Discretionary)	21,098
12,005	Magazine Luiza SA (Consumer Discretionary)	16,577
1,163	Multiplan Empreendimentos Imobiliarios SA (Real Estate)	4,035
3,693	Natura & Co. Holding SA (Consumer Staples)*	17,450
1,079	Neoenergia SA (Utilities)	3,320
2,322	Notre Dame Intermedica Participacoes SA (Health Care)	25,264
858	Pagseguro Digital Ltd., Class A (Information Technology)*	21,930
2,854	Petro Rio SA (Energy)*	10,252
15,666	Petroleo Brasileiro SA (Energy)	83,590
892	Porto Seguro SA (Financials)	3,515
4,873	Raia Drogasil SA (Consumer Staples)	19,307
3,221	Rede D’Or Sao Luiz SA (Health Care)(b)	28,608
5,172	Rumo SA (Industrials)*	16,087
3,530	Sendas Distribuidora SA (Consumer Staples)	7,968
889	StoneCo Ltd., Class A (Information Technology)*	13,868
3,345	Suzano SA (Materials)*	33,257
1,886	Telefonica Brasil SA (Communication Services)	16,791
3,620	TIM SA (Communication Services)	8,844
2,114	TOTVS SA (Information Technology)	11,860
3,539	Ultrapar Participacoes SA (Energy)	9,041
376	Usinas Siderurgicas de Minas Gerais SA Usiminas (Materials)	865

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Brazil – (continued)
16,660	Vale SA (Materials)	$ 206,309
6,414	Via SA (Consumer Discretionary)*	6,438
3,096	Vibra Energia SA (Consumer Discretionary)	11,927
6,410	WEG SA (Industrials)	36,574
630	XP, Inc., Class A (Financials)*	18,068

		1,058,284

Chile – 0.3%
183,918	Banco de Chile (Financials)	17,661
255	Banco de Credito e Inversiones SA (Financials)	8,570
263,033	Banco Santander Chile (Financials)	11,682
5,992	Cencosud SA (Consumer Staples)	9,494
2,098	Cencosud Shopping SA (Real Estate)	2,209
559	Cia Cervecerias Unidas SA (Consumer Staples)	4,428
73,209	Cia Sud Americana de Vapores SA (Industrials)	5,009
34,455	Colbun SA (Utilities)	2,241
591	Empresa Nacional de Telecomunicaciones SA (Communication Services)	2,057
4,755	Empresas CMPC SA (Materials)	7,648
1,675	Empresas COPEC SA (Energy)	12,270
83,891	Enel Americas SA (Utilities)	10,736
107,696	Enel Chile SA (Utilities)	4,654
3,401	Falabella SA (Consumer Discretionary)	10,451

		109,110

China – 32.4%
1,900	360 Security Technology, Inc., Class A (Information Technology)*	3,563
130	51job, Inc. ADR (Industrials)*	7,501
2,777	AAC Technologies Holdings, Inc. (Information Technology)	12,111
200	Advanced Micro-Fabrication Equipment, Inc., Class A (Information Technology)*	5,019
716	AECC Aviation Power Co. Ltd., Class A (Industrials)	7,224
4,387	Agile Group Holdings Ltd. (Real Estate)	2,892
22,554	Agricultural Bank of China Ltd., Class A (Financials)	10,292

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
120,305	Agricultural Bank of China Ltd., Class H (Financials)	$ 39,660
1,408	Aier Eye Hospital Group Co. Ltd., Class A (Health Care)	9,424
1,753	Air China Ltd., Class A (Industrials)*	2,194
7,251	Air China Ltd., Class H (Industrials)*	4,567
482	Airtac International Group (Industrials)	14,822
7,924	Alibaba Group Holding Ltd. ADR (Consumer Discretionary)*	1,010,548
2,416	A-Living Smart City Services Co. Ltd. (Real Estate)(b)	5,696
3,325	Aluminum Corp. of China Ltd., Class A (Materials)*	2,711
16,858	Aluminum Corp. of China Ltd., Class H (Materials)*	8,282
1,493	Angang Steel Co. Ltd., Class A (Materials)	850
6,320	Angang Steel Co. Ltd., Class H (Materials)	2,821
262	Angel Yeast Co. Ltd., Class A (Consumer Staples)	2,302
83	Angelalign Technology, Inc. (Health Care)*(b)	3,765
1,000	Anhui Conch Cement Co. Ltd., Class A (Materials)	5,680
5,131	Anhui Conch Cement Co. Ltd., Class H (Materials)	23,332
264	Anhui Gujing Distillery Co. Ltd., Class A (Consumer Staples)	10,502
130	Anhui Kouzi Distillery Co. Ltd., Class A (Consumer Staples)	1,349
100	Anhui Yingjia Distillery Co. Ltd., Class A (Consumer Staples)	1,071
4,803	ANTA Sports Products Ltd. (Consumer Discretionary)	76,519
300	Apeloa Pharmaceutical Co. Ltd., Class A (Health Care)	1,944
65	Asymchem Laboratories Tianjin Co. Ltd., Class A (Health Care)	5,230
100	Autobio Diagnostics Co. Ltd., Class A (Health Care)	878
303	Autohome, Inc. ADR (Communication Services)	10,353
341	Avary Holding Shenzhen Co. Ltd., Class A (Information Technology)	2,152

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
1,056	AVIC Electromechanical Systems Co. Ltd., Class A (Industrials)	$ 2,815
2,727	AVIC Industry-Finance Holdings Co. Ltd., Class A (Financials)	1,642
1,183	Baidu, Inc. ADR (Communication Services)*	177,261
6,042	Bank of Beijing Co. Ltd., Class A (Financials)	4,150
1,104	Bank of Chengdu Co. Ltd., Class A (Financials)	1,941
9,777	Bank of China Ltd., Class A (Financials)	4,676
355,608	Bank of China Ltd., Class H (Financials)	123,617
10,544	Bank of Communications Co. Ltd., Class A (Financials)	7,556
30,900	Bank of Communications Co. Ltd., Class H (Financials)	17,995
1,639	Bank of Hangzhou Co. Ltd., Class A (Financials)	3,537
3,870	Bank of Jiangsu Co. Ltd., Class A (Financials)	3,575
2,840	Bank of Nanjing Co. Ltd., Class A (Financials)	4,039
1,514	Bank of Ningbo Co. Ltd., Class A (Financials)	9,231
4,060	Bank of Shanghai Co. Ltd., Class A (Financials)	4,552
1,499	Bank of Zhengzhou Co. Ltd., Class A (Financials)*	795
3,995	Baoshan Iron & Steel Co. Ltd., Class A (Materials)	4,085
2,100	BBMG Corp., Class A (Materials)	886
9,354	BBMG Corp., Class H (Materials)	1,380
219	BeiGene Ltd. ADR (Health Care)*	76,109
1,100	Beijing Dabeinong Technology Group Co. Ltd., Class A (Consumer Staples)	1,565
700	Beijing Enlight Media Co. Ltd., Class A (Communication Services)	1,114
2,147	Beijing Enterprises Holdings Ltd. (Utilities)	7,257
18,219	Beijing Enterprises Water Group Ltd. (Utilities)	6,801
483	Beijing New Building Materials PLC, Class A (Industrials)	2,019

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
800	Beijing Originwater Technology Co. Ltd., Class A (Industrials)	$ 887
300	Beijing Shiji Information Technology Co. Ltd., Class A (Information Technology)	1,334
600	Beijing Shougang Co. Ltd., Class A (Materials)*	597
200	Beijing Shunxin Agriculture Co. Ltd., Class A (Consumer Staples)	1,007
390	Beijing Tiantan Biological Products Corp. Ltd., Class A (Health Care)	1,835
100	Beijing United Information Technology Co. Ltd., Class A (Industrials)	1,864
100	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A (Health Care)	3,928
12,100	Beijing-Shanghai High Speed Railway Co. Ltd., Class A (Industrials)	8,577
100	Betta Pharmaceuticals Co. Ltd., Class A (Health Care)	1,305
65	BGI Genomics Co. Ltd., Class A (Health Care)	968
990	Bilibili, Inc. ADR (Communication Services)*(a)	65,350
5,498	Blue Moon Group Holdings Ltd. (Consumer Staples)(b)	5,078
15,260	BOC Hong Kong Holdings Ltd. (Financials)	46,098
600	BOC International China Co. Ltd., Class A (Financials)	1,281
11,822	BOE Technology Group Co. Ltd., Class A (Information Technology)	8,936
14,036	Brilliance China Automotive Holdings Ltd. (Consumer Discretionary)*	5,965
487	BYD Co. Ltd., Class A (Consumer Discretionary)	23,270
3,493	BYD Co. Ltd., Class H (Consumer Discretionary)	137,285
454	By-health Co. Ltd., Class A (Consumer Staples)	1,676
1,104	Caitong Securities Co. Ltd., Class A (Financials)	1,762
341	CanSino Biologics, Inc., Class H (Health Care)*(b)	7,497

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
1,300	CECEP Wind-Power Corp., Class A (Utilities)	$ 1,305
100	Changchun High & New Technology Industry Group, Inc., Class A (Health Care)	4,444
1,688	Changjiang Securities Co. Ltd., Class A (Financials)	1,903
100	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A (Consumer Discretionary)	3,403
419	Chaozhou Three-Circle Group Co. Ltd., Class A (Information Technology)	2,740
200	Chengxin Lithium Group Co. Ltd., Class A (Materials)*	1,881
700	China Baoan Group Co. Ltd., Class A (Industrials)	1,946
10,239	China Bohai Bank Co. Ltd., Class H (Financials)(b)	3,047
39,215	China Cinda Asset Management Co. Ltd., Class H (Financials)	6,288
1,428	China CITIC Bank Corp. Ltd., Class A (Financials)	1,008
40,562	China CITIC Bank Corp. Ltd., Class H (Financials)	17,430
1,039	China Coal Energy Co. Ltd., Class A (Energy)	986
8,904	China Coal Energy Co. Ltd., Class H (Energy)	4,477
6,819	China Conch Venture Holdings Ltd. (Industrials)	33,282
2,922	China Construction Bank Corp., Class A (Financials)	2,639
394,486	China Construction Bank Corp., Class H (Financials)	257,058
2,532	China Eastern Airlines Corp. Ltd., Class A (Industrials)*	1,850
8,470	China Eastern Airlines Corp. Ltd., Class H (Industrials)*	2,944
32,548	China Energy Engineering Corp. Ltd., Class H (Industrials)	4,593
9,973	China Everbright Bank Co. Ltd., Class A (Financials)	5,239

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
31,660	China Everbright Bank Co. Ltd., Class H (Financials)	$ 10,884
14,828	China Everbright Environment Group Ltd. (Industrials)	9,853
9,233	China Evergrande Group (Real Estate)(a)	2,712
9,819	China Feihe Ltd. (Consumer Staples)(b)	13,074
1,039	China Galaxy Securities Co. Ltd., Class A (Financials)	1,699
16,406	China Galaxy Securities Co. Ltd., Class H (Financials)	9,049
600	China Great Wall Securities Co. Ltd., Class A (Financials)	1,163
909	China Greatwall Technology Group Co. Ltd., Class A (Information Technology)	2,004
11,420	China Hongqiao Group Ltd. (Materials)	11,074
31,929	China Huarong Asset Management Co. Ltd., Class H (Financials)*(b)(c)	4,178
300	China International Capital Corp. Ltd., Class A (Financials)	2,239
5,879	China International Capital Corp. Ltd., Class H (Financials)(b)	14,253
454	China International Marine Containers Group Co. Ltd., Class A (Industrials)	1,212
1,314	China International Marine Containers Group Co. Ltd., Class H (Industrials)	2,404
27,821	China Jinmao Holdings Group Ltd. (Real Estate)	8,493
987	China Jushi Co. Ltd., Class A (Materials)	2,709
4,211	China Lesso Group Holdings Ltd. (Industrials)	6,147
584	China Life Insurance Co. Ltd., Class A (Financials)	2,706
31,644	China Life Insurance Co. Ltd., Class H (Financials)	52,119
1,482	China Literature Ltd. (Communication Services)*(a)(b)	10,399
13,500	China Longyuan Power Group Corp. Ltd., Class H (Utilities)	27,707
2,303	China Meidong Auto Holdings Ltd. (Consumer Discretionary)	11,167
12,880	China Mengniu Dairy Co. Ltd. (Consumer Staples)*	71,869

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
5,241	China Merchants Bank Co. Ltd., Class A (Financials)	$ 40,675
17,491	China Merchants Bank Co. Ltd., Class H (Financials)	135,291
1,800	China Merchants Energy Shipping Co. Ltd., Class A (Energy)	1,234
5,514	China Merchants Port Holdings Co. Ltd. (Industrials)	8,502
1,794	China Merchants Securities Co. Ltd., Class A (Financials)	4,788
2,196	China Merchants Securities Co. Ltd., Class H (Financials)(b)	3,273
1,600	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A (Real Estate)	2,873
300	China Minmetals Rare Earth Co. Ltd., Class A (Materials)	2,095
9,200	China Minsheng Banking Corp. Ltd., Class A (Financials)	5,612
30,478	China Minsheng Banking Corp. Ltd., Class H (Financials)	11,729
4,548	China Molybdenum Co. Ltd., Class A (Materials)	4,201
16,254	China Molybdenum Co. Ltd., Class H (Materials)	10,029
18,165	China National Building Material Co. Ltd., Class H (Materials)	19,619
100	China National Software & Service Co. Ltd., Class A (Information Technology)	813
976	China Northern Rare Earth Group High-Tech Co. Ltd., Class A (Materials)	8,237
20,432	China Overseas Land & Investment Ltd. (Real Estate)	47,071
1,839	China Pacific Insurance Group Co. Ltd., Class A (Financials)	7,812
10,958	China Pacific Insurance Group Co. Ltd., Class H (Financials)	31,767
8,383	China Petroleum & Chemical Corp., Class A (Energy)	5,311
106,145	China Petroleum & Chemical Corp., Class H (Energy)	46,429
5,426	China Railway Group Ltd., Class A (Industrials)	4,510

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
17,343	China Railway Group Ltd., Class H (Industrials)	$ 8,253
1,500	China Railway Signal & Communication Corp. Ltd., Class A (Information Technology)	1,143
7,356	China Railway Signal & Communication Corp. Ltd., Class H (Information Technology)(b)	2,585
27,520	China Reinsurance Group Corp., Class H (Financials)	2,577
6,054	China Resources Beer Holdings Co. Ltd. (Consumer Staples)	49,545
9,468	China Resources Cement Holdings Ltd. (Materials)	6,923
3,790	China Resources Gas Group Ltd. (Utilities)	19,616
12,255	China Resources Land Ltd. (Real Estate)	51,011
1,992	China Resources Mixc Lifestyle Services Ltd. (Real Estate)(b)	9,863
7,556	China Resources Power Holdings Co. Ltd. (Utilities)	19,627
1,634	China Shenhua Energy Co. Ltd., Class A (Energy)	5,007
14,363	China Shenhua Energy Co. Ltd., Class H (Energy)	29,773
2,207	China Southern Airlines Co. Ltd., Class A (Industrials)*	2,118
7,341	China Southern Airlines Co. Ltd., Class H (Industrials)*	4,059
7,434	China Suntien Green Energy Corp. Ltd., Class H (Energy)	5,216
5,960	China Taiping Insurance Holdings Co. Ltd. (Financials)	8,303
522	China Tourism Group Duty Free Corp. Ltd., Class A (Consumer Discretionary)	16,818
160,531	China Tower Corp. Ltd., Class H (Communication Services)(b)	20,386
400	China TransInfo Technology Co. Ltd., Class A (Information Technology)	924
2,612	China Vanke Co. Ltd., Class A (Real Estate)	7,479
8,085	China Vanke Co. Ltd., Class H (Real Estate)	18,315
4,693	China Yangtze Power Co. Ltd., Class A (Utilities)	14,373

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
100	China Zhenhua Group Science & Technology Co. Ltd., Class A (Information Technology)	$ 1,898
4,397	China Zheshang Bank Co. Ltd., Class A (Financials)	2,365
81	Chongqing Brewery Co. Ltd., Class A (Consumer Staples)*	1,837
2,718	Chongqing Changan Automobile Co. Ltd., Class A (Consumer Discretionary)	7,404
2,300	Chongqing Rural Commercial Bank Co. Ltd., Class A (Financials)	1,378
10,111	Chongqing Rural Commercial Bank Co. Ltd., Class H (Financials)	3,450
430	Chongqing Zhifei Biological Products Co. Ltd., Class A (Health Care)	8,691
16,560	CIFI Holdings Group Co. Ltd. (Real Estate)	9,028
27,055	CITIC Ltd. (Industrials)	24,432
200	Citic Pacific Special Steel Group Co. Ltd., Class A (Materials)	640
2,860	CITIC Securities Co. Ltd., Class A (Financials)	10,661
8,128	CITIC Securities Co. Ltd., Class H (Financials)	19,392
900	CNPC Capital Co. Ltd., Class A (Industrials)	696
626	Contemporary Amperex Technology Co. Ltd., Class A (Industrials)	66,754
900	COSCO SHIPPING Energy Transportation Co. Ltd., Class A (Energy)	834
5,621	COSCO SHIPPING Energy Transportation Co. Ltd., Class H (Energy)	2,214
3,341	COSCO SHIPPING Holdings Co. Ltd., Class A (Industrials)*	9,101
14,265	COSCO SHIPPING Holdings Co. Ltd., Class H (Industrials)*	24,410
37,045	Country Garden Holdings Co. Ltd. (Real Estate)	32,693
7,442	Country Garden Services Holdings Co. Ltd. (Real Estate)	45,010
600	CSC Financial Co. Ltd., Class A (Financials)	2,637
4,071	CSC Financial Co. Ltd., Class H (Financials)(b)	4,235

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
998	Dada Nexus Ltd. ADR (Consumer Discretionary)*	$ 18,034
8,909	Dali Foods Group Co. Ltd. (Consumer Staples)(b)	4,685
187	DaShenLin Pharmaceutical Group Co. Ltd., Class A (Consumer Staples)	1,034
1,493	Datang International Power Generation Co. Ltd., Class A (Utilities)	592
12,692	Datang International Power Generation Co. Ltd., Class H (Utilities)	2,019
800	DHC Software Co. Ltd., Class A (Information Technology)	911
1,348	DiDi Global, Inc. ADR (Industrials)*(a)	10,285
200	Do-Fluoride New Materials Co. Ltd., Class A (Materials)	1,527
195	Dong-E-E-Jiao Co. Ltd., Class A (Health Care)	1,251
844	Dongfang Electric Corp. Ltd., Class A (Industrials)	2,700
1,643	Dongfang Electric Corp. Ltd., Class H (Industrials)	2,630
12,143	Dongfeng Motor Group Co. Ltd., Class H (Consumer Discretionary)	11,277
844	Dongxing Securities Co. Ltd., Class A (Financials)	1,583
2,776	East Money Information Co. Ltd., Class A (Financials)	15,080
100	Ecovacs Robotics Co. Ltd., Class A (Consumer Discretionary)	2,571
3,233	ENN Energy Holdings Ltd. (Utilities)	60,713
500	ENN Natural Gas Co. Ltd., Class A (Utilities)	1,532
493	Eve Energy Co. Ltd., Class A (Industrials)	11,306
1,168	Everbright Securities Co. Ltd., Class A (Financials)	2,647
1,234	Everbright Securities Co. Ltd., Class H (Financials)(b)	931
12,467	Evergrande Property Services Group Ltd. (Real Estate)*(b)	6,109
1,181	Fangda Carbon New Material Co. Ltd., Class A (Industrials)	2,237
619	FAW Jiefang Group Co. Ltd., Class A (Consumer Discretionary)	1,004

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
1,100	First Capital Securities Co. Ltd., Class A (Financials)	$ 1,201
344	Flat Glass Group Co. Ltd., Class A (Information Technology)	2,456
1,841	Flat Glass Group Co. Ltd., Class H (Information Technology)	8,076
3,943	Focus Media Information Technology Co. Ltd., Class A (Communication Services)	4,372
537	Foshan Haitian Flavouring & Food Co. Ltd., Class A (Consumer Staples)	9,457
1,947	Founder Securities Co. Ltd., Class A (Financials)	2,366
2,452	Foxconn Industrial Internet Co. Ltd., Class A (Information Technology)	4,295
100	Fu Jian Anjoy Foods Co. Ltd., Class A (Consumer Staples)	2,724
325	Fujian Sunner Development Co. Ltd., Class A (Consumer Staples)	1,117
3,965	Full Truck Alliance Co. Ltd. ADR (Industrials)*	49,602
484	Fuyao Glass Industry Group Co. Ltd., Class A (Consumer Discretionary)	3,491
2,463	Fuyao Glass Industry Group Co. Ltd., Class H (Consumer Discretionary)(b)	13,569
300	Ganfeng Lithium Co. Ltd., Class A (Materials)	7,881
1,022	Ganfeng Lithium Co. Ltd., Class H (Materials)(b)	19,940
759	GDS Holdings Ltd. ADR (Information Technology)*	42,534
1,200	GEM Co. Ltd., Class A (Materials)	2,126
1,363	Gemdale Corp., Class A (Real Estate)	2,137
5,475	Genscript Biotech Corp. (Health Care)*	28,794
1,491	GF Securities Co. Ltd., Class A (Financials)	5,457
5,913	GF Securities Co. Ltd., Class H (Financials)	10,300
400	Giant Network Group Co. Ltd., Class A (Communication Services)	634
182	Gigadevice Semiconductor Beijing, Inc., Class A (Information Technology)	4,298
100	Ginlong Technologies Co. Ltd., Class A (Industrials)	3,999

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
874	GoerTek, Inc., Class A (Information Technology)	$ 7,138
100	Gongniu Group Co. Ltd., Class A (Industrials)	2,470
300	Gotion High-tech Co. Ltd., Class A (Industrials)*	3,129
684	Great Wall Motor Co. Ltd., Class A (Consumer Discretionary)	6,421
13,019	Great Wall Motor Co. Ltd., Class H (Consumer Discretionary)	54,442
1,500	Gree Electric Appliances Inc of Zhuhai, Class A (Consumer Discretionary)	8,129
1,800	Greenland Holdings Corp. Ltd., Class A (Real Estate)	1,157
454	Guangdong Haid Group Co. Ltd., Class A (Consumer Staples)	4,568
12,161	Guangdong Investment Ltd. (Utilities)	16,192
100	Guangdong Kinlong Hardware Products Co. Ltd., Class A (Industrials)	2,399
1,700	Guanghui Energy Co. Ltd., Class A (Energy)*	1,586
636	Guangzhou Automobile Group Co. Ltd., Class A (Consumer Discretionary)	1,637
11,934	Guangzhou Automobile Group Co. Ltd., Class H (Consumer Discretionary)	12,216
390	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A (Health Care)	1,797
1,063	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H (Health Care)	2,591
81	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A (Health Care)	1,390
195	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A (Information Technology)	2,124
200	Guangzhou Tinci Materials Technology Co. Ltd., Class A (Materials)	4,234
526	Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A (Financials)	734
1,233	Guosen Securities Co. Ltd., Class A (Financials)	2,133
1,948	Guotai Junan Securities Co. Ltd., Class A (Financials)	5,111

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
3,523	Guotai Junan Securities Co. Ltd., Class H (Financials)(b)	$ 4,691
1,201	Guoyuan Securities Co. Ltd., Class A (Financials)	1,403
4,541	Haidilao International Holding Ltd. (Consumer Discretionary)(b)	10,030
1,695	Haier Smart Home Co. Ltd., Class A (Consumer Discretionary)	7,235
9,530	Haier Smart Home Co. Ltd., Class H (Consumer Discretionary)	35,695
2,492	Haitong Securities Co. Ltd., Class A (Financials)	4,623
12,800	Haitong Securities Co. Ltd., Class H (Financials)	10,754
253	Han’s Laser Technology Industry Group Co. Ltd., Class A (Industrials)	1,791
194	Hangzhou First Applied Material Co. Ltd., Class A (Information Technology)	3,699
260	Hangzhou Robam Appliances Co. Ltd., Class A (Consumer Discretionary)	1,283
400	Hangzhou Silan Microelectronics Co. Ltd., Class A (Information Technology)	3,893
215	Hangzhou Tigermed Consulting Co. Ltd., Class A (Health Care)	4,628
546	Hangzhou Tigermed Consulting Co. Ltd., Class H (Health Care)(b)	8,706
4,650	Hansoh Pharmaceutical Group Co. Ltd. (Health Care)(b)	9,496
600	Henan Shuanghui Investment & Development Co. Ltd., Class A (Consumer Staples)	2,678
2,408	Hengan International Group Co. Ltd. (Consumer Staples)	11,629
1,499	Hengli Petrochemical Co. Ltd., Class A (Materials)	4,962
1,097	Hengyi Petrochemical Co. Ltd., Class A (Materials)	1,801
3,246	Hesteel Co. Ltd., Class A (Materials)	1,186
130	Hithink RoyalFlush Information Network Co. Ltd., Class A (Financials)	2,392
200	Hongfa Technology Co. Ltd., Class A (Industrials)	2,274

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
500	Hongta Securities Co. Ltd., Class A (Financials)	$ 877
100	Hoshine Silicon Industry Co. Ltd., Class A (Materials)	2,420
3,209	Hua Hong Semiconductor Ltd. (Information Technology)*(b)	21,487
1,667	Huadian Power International Corp. Ltd., Class A (Utilities)	949
6,938	Huadian Power International Corp. Ltd., Class H (Utilities)	2,163
419	Huadong Medicine Co. Ltd., Class A (Health Care)	2,227
1,000	Huafon Chemical Co. Ltd., Class A (Materials)	1,678
519	Hualan Biological Engineering, Inc., Class A (Health Care)	2,352
1,493	Huaneng Lancang River Hydropower, Inc., Class A (Utilities)	1,405
2,077	Huaneng Power International, Inc., Class A (Utilities)	2,023
14,686	Huaneng Power International, Inc., Class H (Utilities)	6,575
1,900	Huatai Securities Co. Ltd., Class A (Financials)	4,714
6,585	Huatai Securities Co. Ltd., Class H (Financials)(b)	9,444
779	Huaxi Securities Co. Ltd., Class A (Financials)	1,134
3,059	Huaxia Bank Co. Ltd., Class A (Financials)	2,706
1,200	Huaxin Cement Co. Ltd., Class A (Materials)	3,335
901	Huayu Automotive Systems Co. Ltd., Class A (Consumer Discretionary)	3,645
618	Huazhu Group Ltd. ADR (Consumer Discretionary)*	24,423
1,000	Hubei Energy Group Co. Ltd., Class A (Utilities)	714
300	Hubei Xingfa Chemicals Group Co. Ltd., Class A (Materials)	1,879
100	Huizhou Desay Sv Automotive Co. Ltd., Class A (Consumer Discretionary)	2,180
400	Humanwell Healthcare Group Co. Ltd., Class A (Health Care)	1,333

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
1,800	Hunan Valin Steel Co. Ltd., Class A (Materials)	$ 1,420
354	Hundsun Technologies, Inc., Class A (Information Technology)	3,243
598	Iflytek Co. Ltd., Class A (Information Technology)	5,064
100	Imeik Technology Development Co. Ltd., Class A (Health Care)	8,857
16,318	Industrial & Commercial Bank of China Ltd., Class A (Financials)	11,720
332,253	Industrial & Commercial Bank of China Ltd., Class H (Financials)	175,591
5,280	Industrial Bank Co. Ltd., Class A (Financials)	14,912
1,677	Industrial Securities Co. Ltd., Class A (Financials)	2,251
100	Ingenic Semiconductor Co. Ltd., Class A (Information Technology)	2,134
12,246	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A (Materials)*	5,550
500	Inner Mongolia Eerduosi Resources Co. Ltd., Class A (Materials)	2,027
2,467	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A (Materials)	2,050
1,534	Inner Mongolia Yili Industrial Group Co. Ltd., Class A (Consumer Staples)	9,423
3,531	Innovent Biologics, Inc. (Health Care)*(b)	31,411
150	Intco Medical Technology Co. Ltd., Class A (Health Care)	1,536
1,402	iQIYI, Inc. ADR (Communication Services)*	8,748
262	JA Solar Technology Co. Ltd., Class A (Information Technology)	3,573
215	Jafron Biomedical Co. Ltd., Class A (Health Care)	1,723
200	Jason Furniture Hangzhou Co. Ltd., Class A (Consumer Discretionary)	2,100
500	JCET Group Co. Ltd., Class A (Information Technology)	2,603
2,093	JD Health International, Inc. (Consumer Discretionary)*(b)	18,256
6,756	JD Logistics, Inc. (Industrials)*(b)	21,449

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
3,933	JD.com, Inc. ADR (Consumer Discretionary)*	$ 330,805
500	Jiangsu Eastern Shenghong Co. Ltd., Class A (Materials)	1,857
300	Jiangsu Expressway Co. Ltd., Class A (Industrials)	393
5,300	Jiangsu Expressway Co. Ltd., Class H (Industrials)	5,153
192	Jiangsu Hengli Hydraulic Co. Ltd., Class A (Industrials)	2,370
1,600	Jiangsu Hengrui Medicine Co. Ltd., Class A (Health Care)	12,588
325	Jiangsu King’s Luck Brewery JSC Ltd., Class A (Consumer Staples)	2,877
360	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A (Consumer Staples)	9,840
260	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A (Health Care)	1,468
584	Jiangxi Copper Co. Ltd., Class A (Materials)	2,087
4,843	Jiangxi Copper Co. Ltd., Class H (Materials)	7,803
800	Jiangxi Zhengbang Technology Co. Ltd., Class A (Consumer Staples)	1,216
1,400	Jinke Properties Group Co. Ltd., Class A (Real Estate)	905
100	JiuGui Liquor Co. Ltd., Class A (Consumer Staples)	3,522
100	Joinn Laboratories China Co. Ltd., Class A (Health Care)	2,195
176	Joinn Laboratories China Co. Ltd., Class H (Health Care)(b)	2,100
500	Jointown Pharmaceutical Group Co. Ltd., Class A (Health Care)	1,072
200	Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A (Consumer Staples)	1,030
200	Juewei Food Co. Ltd., Class A (Consumer Staples)	2,036
204	Kanzhun Ltd. ADR (Communication Services)*	6,524
3,775	KE Holdings, Inc. ADR (Real Estate)*	75,538
11,776	Kingdee International Software Group Co. Ltd. (Information Technology)*	35,724

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
700	Kingfa Sci & Tech Co. Ltd., Class A (Materials)	$ 1,490
401	Kingsoft Cloud Holdings Ltd. ADR (Information Technology)*	6,929
3,593	Kingsoft Corp. Ltd. (Communication Services)	15,578
3,231	Kuaishou Technology (Communication Services)*(b)	35,208
568	Kuang-Chi Technologies Co. Ltd., Class A (Industrials)*	2,064
15,620	Kunlun Energy Co. Ltd. (Utilities)	14,707
314	Kweichow Moutai Co. Ltd., Class A (Consumer Staples)	95,072
619	LB Group Co. Ltd., Class A (Materials)	2,714
4,930	Legend Holdings Corp., Class H (Information Technology)(b)	7,778
28,784	Lenovo Group Ltd. (Information Technology)	29,427
1,278	Lens Technology Co. Ltd., Class A (Information Technology)	4,207
500	Lepu Medical Technology Beijing Co. Ltd., Class A (Health Care)	1,738
3,619	Li Auto, Inc. ADR (Consumer Discretionary)*	128,257
9,439	Li Ning Co. Ltd. (Consumer Discretionary)	107,274
1,700	Lingyi iTech Guangdong Co., Class A (Information Technology)*	1,807
130	Livzon Pharmaceutical Group, Inc., Class A (Health Care)	735
648	Livzon Pharmaceutical Group, Inc., Class H (Health Care)	2,120
5,425	Logan Group Co. Ltd. (Real Estate)	5,240
8,653	Longfor Group Holdings Ltd. (Real Estate)(b)	41,068
1,354	LONGi Green Energy Technology Co. Ltd., Class A (Information Technology)	18,562
10,471	Lufax Holding Ltd. ADR (Financials)*	66,805
1,780	Luxshare Precision Industry Co. Ltd., Class A (Information Technology)	11,068
393	Luzhou Laojiao Co. Ltd., Class A (Consumer Staples)	14,178
454	Mango Excellent Media Co. Ltd., Class A (Communication Services)	3,098
100	Maxscend Microelectronics Co. Ltd., Class A (Information Technology)	5,877

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
1,000	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A (Health Care)*	$ 1,170
17,249	Meituan, Class B (Consumer Discretionary)*(b)	526,596
4,518	Metallurgical Corp. of China Ltd., Class A (Industrials)	2,685
12,853	Metallurgical Corp. of China Ltd., Class H (Industrials)	3,264
3,913	Microport Scientific Corp. (Health Care)	16,363
1,468	Ming Yuan Cloud Group Holdings Ltd. (Information Technology)*(a)	4,199
973	MINISO Group Holding Ltd. ADR (Consumer Discretionary)	12,941
300	Montage Technology Co. Ltd., Class A (Information Technology)	3,872
1,314	Muyuan Foods Co. Ltd., Class A (Consumer Staples)	10,797
200	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A (Health Care)	1,307
900	Nanjing Securities Co. Ltd., Class A (Financials)	1,344
1,012	NARI Technology Co. Ltd., Class A (Industrials)	6,572
600	National Silicon Industry Group Co. Ltd., Class A (Information Technology)*	2,789
130	NAURA Technology Group Co. Ltd., Class A (Information Technology)	7,889
600	NavInfo Co. Ltd., Class A (Consumer Discretionary)*	1,466
1,623	NetEase, Inc. ADR (Communication Services)	174,846
419	New China Life Insurance Co. Ltd., Class A (Financials)	2,491
4,168	New China Life Insurance Co. Ltd., Class H (Financials)	11,147
1,200	New Hope Liuhe Co. Ltd., Class A (Consumer Staples)*	2,704
6,663	New Oriental Education & Technology Group, Inc. ADR (Consumer Discretionary)*	14,725
225	Ninestar Corp., Class A (Information Technology)	1,547

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
244	Ningbo Tuopu Group Co. Ltd., Class A (Consumer Discretionary)	$ 2,566
1,588	Ningbo Zhoushan Port Co. Ltd., Class A (Industrials)	921
750	Ningxia Baofeng Energy Group Co. Ltd., Class A (Materials)	1,910
5,760	NIO, Inc. ADR (Consumer Discretionary)*	225,389
7,478	Nongfu Spring Co. Ltd., Class H (Consumer Staples)(a)(b)	42,877
500	Offcn Education Technology Co. Ltd., Class A (Consumer Discretionary)*	747
800	OFILM Group Co. Ltd., Class A (Information Technology)*	1,099
91	Oppein Home Group, Inc., Class A (Consumer Discretionary)	1,733
1,517	Orient Securities Co. Ltd., Class A (Financials)	3,345
3,628	Orient Securities Co. Ltd., Class H (Financials)(b)	3,011
200	Ovctek China, Inc., Class A (Health Care)	1,791
2,200	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A (Materials)*	1,304
1,900	People’s Insurance Co. Group of China Ltd. (The), Class A (Financials)	1,385
37,109	People’s Insurance Co. Group of China Ltd. (The), Class H (Financials)	10,853
500	Perfect World Co. Ltd., Class A (Communication Services)	1,477
5,672	PetroChina Co. Ltd., Class A (Energy)	4,189
89,724	PetroChina Co. Ltd., Class H (Energy)	39,016
100	PharmaBlock Sciences Nanjing, Inc., Class A (Health Care)	2,391
165	Pharmaron Beijing Co. Ltd., Class A (Health Care)	4,699
524	Pharmaron Beijing Co. Ltd., Class H (Health Care)(b)	10,801
29,340	PICC Property & Casualty Co. Ltd., Class H (Financials)	25,103
1,662	Pinduoduo, Inc. ADR (Consumer Discretionary)*	110,523
4,913	Ping An Bank Co. Ltd., Class A (Financials)	13,437

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
2,052	Ping An Healthcare and Technology Co. Ltd. (Health Care)*(b)	$ 7,739
2,800	Ping An Insurance Group Co. of China Ltd., Class A (Financials)	21,173
24,622	Ping An Insurance Group Co. of China Ltd., Class H (Financials)	170,709
3,100	Poly Developments and Holdings Group Co. Ltd., Class A (Real Estate)	6,733
631	Poly Property Services Co. Ltd., Class H (Real Estate)	4,290
1,133	Pop Mart International Group Ltd. (Consumer Discretionary)*(b)	7,833
7,206	Postal Savings Bank of China Co. Ltd., Class A (Financials)	5,741
54,467	Postal Savings Bank of China Co. Ltd., Class H (Financials)(b)	36,959
4,220	Power Construction Corp. of China Ltd., Class A (Industrials)	4,348
286	Red Star Macalline Group Corp. Ltd., Class A (Real Estate)*	380
431	Remegen Co. Ltd., Class H (Health Care)*(b)	5,849
1,100	RiseSun Real Estate Development Co. Ltd., Class A (Real Estate)	714
505	RLX Technology, Inc. ADR (Consumer Staples)*	2,076
1,972	Rongsheng Petrochemical Co. Ltd., Class A (Materials)	5,010
1,803	SAIC Motor Corp. Ltd., Class A (Consumer Discretionary)	5,641
1,133	Sanan Optoelectronics Co. Ltd., Class A (Information Technology)	6,224
65	Sangfor Technologies, Inc., Class A (Information Technology)	2,000
2,279	Sany Heavy Industry Co. Ltd., Class A (Industrials)	7,827
400	Satellite Chemical Co. Ltd., Class A (Materials)	2,478
1,481	SDIC Capital Co. Ltd., Class A (Financials)	1,860
1,806	SDIC Power Holdings Co. Ltd., Class A (Utilities)	2,818
8,768	Seazen Group Ltd. (Real Estate)*	6,332

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
534	Seazen Holdings Co. Ltd., Class A (Real Estate)	$ 2,604
1,044	SF Holding Co. Ltd., Class A (Industrials)	10,024
100	SG Micro Corp., Class A (Information Technology)	5,379
1,862	Shaanxi Coal Industry Co. Ltd., Class A (Energy)	3,469
900	Shandong Gold Mining Co. Ltd., Class A (Materials)	2,696
3,310	Shandong Gold Mining Co. Ltd., Class H (Materials)(b)	5,944
520	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A (Materials)	2,397
400	Shandong Linglong Tyre Co. Ltd., Class A (Consumer Discretionary)	2,415
3,000	Shandong Nanshan Aluminum Co. Ltd., Class A (Materials)	2,065
10,554	Shandong Weigao Group Medical Polymer Co. Ltd., Class H (Health Care)	14,919
240	Shanghai Bairun Investment Holding Group Co. Ltd., Class A (Consumer Staples)	2,195
846	Shanghai Baosight Software Co. Ltd., Class A (Information Technology)	8,795
2,767	Shanghai Electric Group Co. Ltd., Class A (Industrials)	2,100
11,367	Shanghai Electric Group Co. Ltd., Class H (Industrials)	3,252
484	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A (Health Care)	4,250
2,016	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H (Health Care)	10,434
500	Shanghai International Airport Co. Ltd., Class A (Industrials)*	3,384
2,532	Shanghai International Port Group Co. Ltd., Class A (Industrials)	1,902
200	Shanghai Jinjiang International Hotels Co. Ltd., Class A (Consumer Discretionary)	1,637
200	Shanghai Junshi Biosciences Co. Ltd., Class A (Health Care)*	1,912
620	Shanghai Junshi Biosciences Co. Ltd., Class H (Health Care)*(b)	3,670

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
612	Shanghai Lingang Holdings Corp. Ltd., Class A (Real Estate)	$ 1,361
2,884	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A (Real Estate)	4,722
260	Shanghai M&G Stationery, Inc., Class A (Industrials)	2,283
584	Shanghai Pharmaceuticals Holding Co. Ltd., Class A (Health Care)	1,685
3,423	Shanghai Pharmaceuticals Holding Co. Ltd., Class H (Health Care)	6,244
7,485	Shanghai Pudong Development Bank Co. Ltd., Class A (Financials)	9,989
113	Shanghai Putailai New Energy Technology Co. Ltd., Class A (Materials)	3,225
1,800	Shanghai RAAS Blood Products Co. Ltd., Class A (Health Care)	1,849
1,168	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A (Consumer Discretionary)	1,746
1,000	Shanxi Coking Coal Energy Group Co. Ltd., Class A (Energy)	1,251
800	Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A (Energy)	1,355
1,104	Shanxi Meijin Energy Co. Ltd., Class A (Materials)*	2,337
1,753	Shanxi Taigang Stainless Steel Co. Ltd., Class A (Materials)	1,971
273	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A (Consumer Staples)	13,272
600	Shengyi Technology Co. Ltd., Class A (Information Technology)	2,221
100	Shennan Circuits Co. Ltd., Class A (Information Technology)	1,647
5,767	Shenwan Hongyuan Group Co. Ltd., Class A (Financials)	4,567
3,457	Shenwan Hongyuan Group Co. Ltd., Class H (Financials)(b)	838
100	Shenzhen Capchem Technology Co. Ltd., Class A (Materials)	1,901
900	Shenzhen Energy Group Co. Ltd., Class A (Utilities)	1,139

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
100	Shenzhen Goodix Technology Co. Ltd., Class A (Information Technology)	$ 1,725
200	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A (Health Care)	502
636	Shenzhen Inovance Technology Co. Ltd., Class A (Industrials)	6,543
195	Shenzhen Kangtai Biological Products Co. Ltd., Class A (Health Care)	3,514
360	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A (Health Care)	20,235
2,203	Shenzhen Overseas Chinese Town Co. Ltd., Class A (Consumer Discretionary)	2,049
100	Shenzhen SC New Energy Technology Corp., Class A (Information Technology)	1,901
200	Shenzhen Sunway Communication Co. Ltd., Class A (Information Technology)	784
3,369	Shenzhou International Group Holdings Ltd. (Consumer Discretionary)	63,526
794	Sichuan Chuantou Energy Co. Ltd., Class A (Utilities)	1,422
390	Sichuan Kelun Pharmaceutical Co. Ltd., Class A (Health Care)	1,162
1,100	Sichuan Road & Bridge Co. Ltd., Class A (Industrials)	2,070
100	Sichuan Swellfun Co. Ltd., Class A (Consumer Staples)	2,043
909	Sinolink Securities Co. Ltd., Class A (Financials)	1,517
400	Sinoma Science & Technology Co. Ltd., Class A (Materials)	2,290
1,623	Sinopec Oilfield Service Corp., Class A (Energy)*	514
11,990	Sinopec Oilfield Service Corp., Class H (Energy)*	954
1,400	Sinopec Shanghai Petrochemical Co. Ltd., Class A (Materials)	1,010
14,242	Sinopec Shanghai Petrochemical Co. Ltd., Class H (Materials)	3,343
5,705	Sinopharm Group Co. Ltd., Class H (Health Care)	12,397
934	Sinotrans Ltd., Class A (Industrials)	644
9,388	Sinotrans Ltd., Class H (Industrials)	3,011

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
2,874	Sinotruk Hong Kong Ltd. (Industrials)	$ 4,262
4,558	Smoore International Holdings Ltd. (Consumer Staples)(b)	27,246
700	Songcheng Performance Development Co. Ltd., Class A (Consumer Discretionary)	1,449
1,168	SooChow Securities Co. Ltd., Class A (Financials)	1,603
260	Spring Airlines Co. Ltd., Class A (Industrials)*	2,242
10,588	Sunac China Holdings Ltd. (Real Estate)	19,069
2,674	Sunac Services Holdings Ltd. (Real Estate)(b)	4,260
400	Sungrow Power Supply Co. Ltd., Class A (Industrials)	10,129
2,200	Suning.com Co. Ltd., Class A (Consumer Discretionary)*	1,328
2,851	Sunny Optical Technology Group Co. Ltd. (Information Technology)	86,234
406	Sunwoda Electronic Co. Ltd., Class A (Industrials)	3,371
100	Suzhou TA&A Ultra Clean Technology Co. Ltd., Class A (Consumer Discretionary)	1,756
904	TBEA Co. Ltd., Class A (Industrials)	3,245
3,769	TCL Technology Group Corp., Class A (Consumer Discretionary)	3,629
25,456	Tencent Holdings Ltd. (Communication Services)	1,500,091
3,268	Tencent Music Entertainment Group ADR (Communication Services)*	23,497
100	Thunder Software Technology Co. Ltd., Class A (Information Technology)	2,461
2,200	Tianfeng Securities Co. Ltd., Class A (Financials)	1,332
744	Tianjin Zhonghuan Semiconductor Co. Ltd., Class A (Information Technology)	5,250
584	Tianma Microelectronics Co. Ltd., Class A (Information Technology)	1,145
7,824	Tingyi Cayman Islands Holding Corp. (Consumer Staples)	15,154
182	Toly Bread Co. Ltd., Class A (Consumer Staples)	880

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
4,347	Tongcheng-Elong Holdings Ltd. (Consumer Discretionary)*	$ 9,011
500	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A (Health Care)	866
600	Tongkun Group Co. Ltd., Class A (Materials)	1,857
2,700	Tongling Nonferrous Metals Group Co. Ltd., Class A (Materials)	1,452
1,109	Tongwei Co. Ltd., Class A (Consumer Staples)	7,812
65	Topchoice Medical Corp., Class A (Health Care)*	2,013
10,360	Topsports International Holdings Ltd. (Consumer Discretionary)(b)	12,040
4,175	TravelSky Technology Ltd., Class H (Information Technology)	6,908
2,638	Trip.com Group Ltd. ADR (Consumer Discretionary)*	72,545
195	Tsingtao Brewery Co. Ltd., Class A (Consumer Staples)	3,020
2,514	Tsingtao Brewery Co. Ltd., Class H (Consumer Staples)	20,268
868	Tuya, Inc. ADR (Information Technology)*	5,060
162	Unigroup Guoxin Microelectronics Co. Ltd., Class A (Information Technology)	5,866
5,402	Uni-President China Holdings Ltd. (Consumer Staples)	5,301
700	Unisplendour Corp. Ltd., Class A (Information Technology)	2,839
300	Universal Scientific Industrial Shanghai Co. Ltd., Class A (Information Technology)	724
2,433	Vipshop Holdings Ltd. ADR (Consumer Discretionary)*	23,770
354	Walvax Biotechnology Co. Ltd., Class A (Health Care)	3,819
843	Wanhua Chemical Group Co. Ltd., Class A (Materials)	12,658
18,435	Want Want China Holdings Ltd. (Consumer Staples)	15,583
273	Weibo Corp. ADR (Communication Services)*	10,868
1,712	Weichai Power Co. Ltd., Class A (Industrials)	4,142

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
8,263	Weichai Power Co. Ltd., Class H (Industrials)	$ 14,691
1,700	Wens Foodstuffs Group Co. Ltd., Class A (Consumer Staples)	4,252
1,139	Western Securities Co. Ltd., Class A (Financials)	1,400
195	Will Semiconductor Co. Ltd., Class A (Information Technology)	8,329
325	Wingtech Technology Co. Ltd., Class A (Information Technology)	6,253
500	Winning Health Technology Group Co. Ltd., Class A (Health Care)	1,233
563	Wuhan Guide Infrared Co. Ltd., Class A (Information Technology)	2,148
600	Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A (Communication Services)	2,220
943	Wuliangye Yibin Co. Ltd., Class A (Consumer Staples)	32,238
500	WUS Printed Circuit Kunshan Co. Ltd., Class A (Information Technology)	1,189
687	WuXi AppTec Co. Ltd., Class A (Health Care)	15,514
1,458	WuXi AppTec Co. Ltd., Class H (Health Care)(b)	32,486
15,194	Wuxi Biologics Cayman, Inc. (Health Care)*(b)	206,982
395	Wuxi Lead Intelligent Equipment Co. Ltd., Class A (Information Technology)	4,910
100	Wuxi Shangji Automation Co. Ltd., Class A (Industrials)	3,479
2,402	XCMG Construction Machinery Co. Ltd., Class A (Industrials)	2,234
100	Xiamen Faratronic Co. Ltd., Class A (Information Technology)	4,096
839	Xinjiang Goldwind Science & Technology Co. Ltd., Class A (Industrials)	2,408
3,290	Xinjiang Goldwind Science & Technology Co. Ltd., Class H (Industrials)	7,259
17,892	Xinyi Solar Holdings Ltd. (Information Technology)	32,819
2,359	XPeng, Inc. ADR (Consumer Discretionary)*	129,745

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
200	Yantai Jereh Oilfield Services Group Co. Ltd., Class A (Energy)	$ 1,224
649	Yanzhou Coal Mining Co. Ltd., Class A (Energy)	2,312
6,042	Yanzhou Coal Mining Co. Ltd., Class H (Energy)(a)	9,486
195	Yealink Network Technology Corp. Ltd., Class A (Information Technology)	2,368
218	Yifeng Pharmacy Chain Co. Ltd., Class A (Consumer Staples)	1,543
1,859	Yihai International Holding Ltd. (Consumer Staples)*	9,968
300	Yihai Kerry Arawana Holdings Co. Ltd., Class A (Consumer Staples)	2,894
2,300	Yonghui Superstores Co. Ltd., Class A (Consumer Staples)	1,399
828	Yonyou Network Technology Co. Ltd., Class A (Information Technology)	4,225
700	YTO Express Group Co. Ltd., Class A (Industrials)	1,770
800	Yunda Holding Co. Ltd., Class A (Industrials)	2,494
800	Yunnan Aluminium Co. Ltd., Class A (Materials)*	1,341
287	Yunnan Baiyao Group Co. Ltd., Class A (Health Care)	3,975
195	Yunnan Energy New Material Co. Ltd., Class A (Materials)	7,773
649	Yutong Bus Co. Ltd., Class A (Industrials)	1,124
310	Zai Lab Ltd. ADR (Health Care)*	21,467
130	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A (Health Care)	9,113
1,100	Zhefu Holding Group Co. Ltd., Class A (Industrials)	1,152
1,900	Zhejiang Century Huatong Group Co. Ltd., Class A (Communication Services)*	2,184
549	Zhejiang Chint Electrics Co. Ltd., Class A (Industrials)	4,460
909	Zhejiang Dahua Technology Co. Ltd., Class A (Information Technology)	3,500
100	Zhejiang Dingli Machinery Co. Ltd., Class A (Industrials)	1,291

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
6,098	Zhejiang Expressway Co. Ltd., Class H (Industrials)	$ 5,749
400	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A (Health Care)	1,350
325	Zhejiang Huayou Cobalt Co. Ltd., Class A (Materials)	6,595
300	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A (Information Technology)	3,379
200	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A (Health Care)	1,880
700	Zhejiang Juhua Co. Ltd., Class A (Materials)	1,449
974	Zhejiang Longsheng Group Co. Ltd., Class A (Materials)	1,911
692	Zhejiang NHU Co. Ltd., Class A (Health Care)	3,150
1,026	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A (Industrials)	3,738
454	Zhejiang Semir Garment Co. Ltd., Class A (Consumer Discretionary)	515
100	Zhejiang Supor Co. Ltd., Class A (Consumer Discretionary)	965
200	Zhejiang Yongtai Technology Co. Ltd., Class A (Materials)*	1,968
1,022	Zheshang Securities Co. Ltd., Class A (Financials)	1,991
3,789	ZhongAn Online P&C Insurance Co. Ltd., Class H (Financials)*(b)	12,928
200	Zhongji Innolight Co. Ltd., Class A (Information Technology)	1,196
1,300	Zhongjin Gold Corp. Ltd., Class A (Materials)	1,698
2,535	Zhongsheng Group Holdings Ltd. (Consumer Discretionary)	20,860
600	Zhongtai Securities Co. Ltd., Class A (Financials)	979
2,328	Zhuzhou CRRC Times Electric Co. Ltd., Class H (Industrials)	15,349
700	Zhuzhou Kibing Group Co. Ltd., Class A (Industrials)	1,754
5,302	Zijin Mining Group Co. Ltd., Class A (Materials)	8,439

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
24,312	Zijin Mining Group Co. Ltd., Class H (Materials)	$ 32,308
1,868	Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A (Industrials)	2,045
7,059	Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H (Industrials)	4,636
1,000	ZTE Corp., Class A (Information Technology)	4,811
3,382	ZTE Corp., Class H (Information Technology)	9,175
1,982	ZTO Express Cayman, Inc. ADR (Industrials)	62,651

		10,655,502

Colombia – 0.1%
1,015	Bancolombia SA (Financials)	8,198
17,315	Ecopetrol SA (Energy)	11,233
1,808	Interconexion Electrica SA ESP (Utilities)	10,061

		29,492

Czech Republic – 0.1%
680	CEZ AS (Utilities)	22,115
315	Komercni banka AS (Financials)	11,994
1,398	Moneta Money Bank AS (Financials)*(b)	5,938

		40,047

Egypt – 0.1%
8,323	Commercial International Bank Egypt SAE (Financials)*	27,163
2,960	Fawry for Banking & Payment Technology Services SAE (Information Technology)*	2,441

		29,604

Greece – 0.3%
8,598	Alpha Services and Holdings SA (Financials)*	10,046
10,494	Eurobank Ergasias Services and Holdings SA (Financials)*	10,383
922	Hellenic Telecommunications Organization SA (Communication Services)	15,832
498	JUMBO SA (Consumer Discretionary)	6,945

Shares	Description	Value

Common Stocks – (continued)
Greece – (continued)
275	Motor Oil Hellas Corinth Refineries SA (Energy)	$ 4,148
415	Mytilineos SA (Industrials)	6,782
2,441	National Bank of Greece SA (Financials)*	7,245
830	OPAP SA (Consumer Discretionary)	11,463
2,723	Piraeus Financial Holdings SA (Financials)*	3,911
508	Public Power Corp. SA (Utilities)*	5,381
278	Star Bulk Carriers Corp. (Industrials)	5,841
248	Terna Energy SA (Utilities)	3,768

		91,745

Hong Kong – 0.0%
676	Orient Overseas International Ltd. (Industrials)	12,929

Hungary – 0.3%
2,008	MOL Hungarian Oil & Gas PLC (Energy)	14,949
936	OTP Bank Nyrt (Financials)*	51,310
590	Richter Gedeon Nyrt (Health Care)	15,545

		81,804

India – 13.3%
811	Aarti Industries Ltd. (Materials)	10,115
198	ABB India Ltd. (Industrials)	5,432
346	ACC Ltd. (Materials)	10,526
1,148	Adani Enterprises Ltd. (Industrials)	25,401
1,907	Adani Green Energy Ltd. (Utilities)*	32,871
2,974	Adani Ports & Special Economic Zone Ltd. (Industrials)	27,062
3,624	Adani Power Ltd. (Utilities)*	4,791
1,024	Adani Total Gas Ltd. (Utilities)	21,799
1,188	Adani Transmission Ltd. (Utilities)*	28,446
88	Alkem Laboratories Ltd. (Health Care)	4,208
2,478	Ambuja Cements Ltd. (Materials)	12,352
519	Apollo Hospitals Enterprise Ltd. (Health Care)	39,279
7,915	Ashok Leyland Ltd. (Industrials)	12,607
2,613	Asian Paints Ltd. (Materials)	109,302
316	Astral Ltd. (Industrials)	9,241
652	AU Small Finance Bank Ltd. (Financials)*(b)	9,509
1,197	Aurobindo Pharma Ltd. (Health Care)	10,516

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
974	Avenue Supermarts Ltd. (Consumer Staples)*(b)	$ 61,055
9,650	Axis Bank Ltd. (Financials)*	84,189
295	Bajaj Auto Ltd. (Consumer Discretionary)	12,719
1,017	Bajaj Finance Ltd. (Financials)	94,690
162	Bajaj Finserv Ltd. (Financials)	37,157
114	Bajaj Holdings & Investment Ltd. (Financials)	7,642
341	Balkrishna Industries Ltd. (Consumer Discretionary)	9,868
3,165	Bandhan Bank Ltd. (Financials)(b)	11,474
4,401	Bank of Baroda (Financials)*	5,022
1,161	Berger Paints India Ltd. (Materials)	11,613
5,075	Bharat Electronics Ltd. (Industrials)	13,759
1,636	Bharat Forge Ltd. (Consumer Discretionary)	15,100
3,707	Bharat Petroleum Corp. Ltd. (Energy)	18,251
9,998	Bharti Airtel Ltd. (Communication Services)*	96,884
1,942	Biocon Ltd. (Health Care)*	9,313
29	Bosch Ltd. (Consumer Discretionary)	6,239
504	Britannia Industries Ltd. (Consumer Staples)	23,777
976	Cadila Healthcare Ltd. (Health Care)	6,042
1,861	Cholamandalam Investment and Finance Co. Ltd. (Financials)	13,632
2,009	Cipla Ltd. (Health Care)	25,965
5,710	Coal India Ltd. (Energy)	11,549
511	Colgate-Palmolive India Ltd. (Consumer Staples)	9,753
1,094	Container Corp. Of India Ltd. (Industrials)	9,025
2,930	Dabur India Ltd. (Consumer Staples)	23,196
388	Dalmia Bharat Ltd. (Materials)	9,672
423	Deepak Nitrite Ltd. (Materials)	11,929
526	Divi’s Laboratories Ltd. (Health Care)	34,147
2,830	DLF Ltd. (Real Estate)	14,114
476	Dr. Reddy’s Laboratories Ltd. (Health Care)	29,616
541	Eicher Motors Ltd. (Consumer Discretionary)	17,064
4,029	Embassy Office Parks REIT (Real Estate)	19,311
7,777	GAIL India Ltd. (Utilities)	13,432
191	Gland Pharma Ltd. (Health Care)*(b)	9,112
1,610	Godrej Consumer Products Ltd. (Consumer Staples)*	19,776
359	Godrej Properties Ltd. (Real Estate)*	9,538

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
1,451	Grasim Industries Ltd. (Materials)	$ 32,098
773	Gujarat Gas Ltd. (Utilities)	6,891
935	Havells India Ltd. (Industrials)	16,925
4,346	HCL Technologies Ltd. (Information Technology)	65,847
234	HDFC Asset Management Co. Ltd. (Financials)(b)	7,819
3,947	HDFC Life Insurance Co. Ltd. (Financials)(b)	35,756
551	Hero MotoCorp Ltd. (Consumer Discretionary)	17,958
5,365	Hindalco Industries Ltd. (Materials)	29,465
155	Hindustan Aeronautics Ltd. (Industrials)	2,634
2,614	Hindustan Petroleum Corp. Ltd. (Energy)	10,264
3,443	Hindustan Unilever Ltd. (Consumer Staples)	106,175
9	Honeywell Automation India Ltd. (Information Technology)	4,658
6,705	Housing Development Finance Corp. Ltd. (Financials)	238,490
21,820	ICICI Bank Ltd. (Financials)	207,406
925	ICICI Lombard General Insurance Co. Ltd. (Financials)(b)	17,691
1,618	ICICI Prudential Life Insurance Co. Ltd. (Financials)(b)	12,768
14,924	IDFC First Bank Ltd. (Financials)*	8,857
6,922	Indian Oil Corp. Ltd. (Energy)	10,956
992	Indian Railway Catering & Tourism Corp. Ltd. (Industrials)	10,496
1,266	Indraprastha Gas Ltd. (Utilities)	8,158
3,014	Indus Towers Ltd. (Communication Services)	11,408
302	Info Edge India Ltd. (Communication Services)	23,328
14,157	Infosys Ltd. (Information Technology)	322,624
408	InterGlobe Aviation Ltd. (Industrials)*(b)	10,342
12,563	ITC Ltd. (Consumer Staples)	36,969
1,812	Jindal Steel & Power Ltd. (Materials)*	8,283
2,767	JSW Energy Ltd. (Utilities)	10,578
3,892	JSW Steel Ltd. (Materials)	31,508
296	Jubilant Foodworks Ltd. (Consumer Discretionary)	14,380
616	Kansai Nerolac Paints Ltd. (Materials)	4,887
4,638	Kotak Mahindra Bank Ltd. (Financials)	121,078

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
113	L&T Technology Services Ltd. (Industrials)(b)	$ 7,938
188	Larsen & Toubro Infotech Ltd. (Information Technology)(b)	17,035
2,926	Larsen & Toubro Ltd. (Industrials)	68,709
1,343	Laurus Labs Ltd. (Health Care)(b)	9,090
834	Lupin Ltd. (Health Care)	9,815
219	Macrotech Developers Ltd. (Real Estate)*(b)	4,132
4,593	Mahindra & Mahindra Ltd. (Consumer Discretionary)	51,062
1,911	Marico Ltd. (Consumer Staples)	13,689
489	Maruti Suzuki India Ltd. (Consumer Discretionary)	45,989
1,116	Max Financial Services Ltd. (Financials)*	13,963
233	Mindtree Ltd. (Information Technology)	13,420
5,103	Motherson Sumi Systems Ltd. (Consumer Discretionary)	14,249
353	Mphasis Ltd. (Information Technology)	13,599
13	MRF Ltd. (Consumer Discretionary)	12,910
451	Muthoot Finance Ltd. (Financials)	8,559
153	Nestle India Ltd. (Consumer Staples)	38,992
7,797	NHPC Ltd. (Utilities)	3,227
3,180	NMDC Ltd. (Materials)	5,621
15,630	NTPC Ltd. (Utilities)	26,465
9,980	Oil & Natural Gas Corp. Ltd. (Energy)	18,870
77	Oracle Financial Services Software Ltd. (Information Technology)	4,339
24	Page Industries Ltd. (Consumer Discretionary)	12,260
2,933	Petronet LNG Ltd. (Energy)	8,580
324	PI Industries Ltd. (Materials)	12,371
593	Pidilite Industries Ltd. (Materials)	17,405
463	Piramal Enterprises Ltd. (Financials)	14,899
156	Polycab India Ltd. (Industrials)	4,787
4,535	Power Finance Corp. Ltd. (Financials)	7,018
11,060	Power Grid Corp. of India Ltd. (Utilities)	30,427
9,039	Punjab National Bank (Financials)*	4,486
3,547	REC Ltd. (Financials)	6,350
11,781	Reliance Industries Ltd. (Energy)	377,073
1,101	SBI Cards & Payment Services Ltd. (Financials)*	13,925
1,773	SBI Life Insurance Co. Ltd. (Financials)(b)	27,380
42	Shree Cement Ltd. (Materials)	14,588

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
772	Shriram Transport Finance Co. Ltd. (Financials)	$ 14,450
276	Siemens Ltd. (Industrials)	7,903
729	Sona Blw Precision Forgings Ltd. (Consumer Discretionary)*(b)	7,259
531	SRF Ltd. (Materials)	14,173
7,590	State Bank of India (Financials)	46,513
4,578	Steel Authority of India Ltd. (Materials)	6,095
3,916	Sun Pharmaceutical Industries Ltd. (Health Care)	39,268
460	Tata Communications Ltd. (Communication Services)	7,953
3,790	Tata Consultancy Services Ltd. (Information Technology)	177,978
2,674	Tata Consumer Products Ltd. (Consumer Staples)	27,703
153	Tata Elxsi Ltd. (Information Technology)	11,771
6,849	Tata Motors Ltd. (Consumer Discretionary)*	41,794
1,970	Tata Motors Ltd., Class A (Consumer Discretionary)*	6,735
6,227	Tata Power Co. Ltd. (The) (Utilities)	17,964
2,737	Tata Steel Ltd. (Materials)	39,012
2,445	Tech Mahindra Ltd. (Information Technology)	50,149
1,516	Titan Co. Ltd. (Consumer Discretionary)	47,919
217	Torrent Pharmaceuticals Ltd. (Health Care)	8,784
771	Trent Ltd. (Consumer Discretionary)	10,407
462	UltraTech Cement Ltd. (Materials)	45,699
280	United Breweries Ltd. (Consumer Staples)	5,605
1,238	United Spirits Ltd. (Consumer Staples)*	14,545
2,046	UPL Ltd. (Materials)	18,559
639	Varun Beverages Ltd. (Consumer Staples)	7,580
4,574	Vedanta Ltd. (Materials)	20,623
940	Voltas Ltd. (Industrials)	15,022
5,389	Wipro Ltd. (Information Technology)	45,696
60,543	Yes Bank Ltd. (Financials)*	9,989
3,271	Zomato Ltd. (Consumer Discretionary)*	6,640

		4,352,789

Indonesia – 1.6%
61,965	Adaro Energy Tbk PT (Energy)	7,355
36,424	Aneka Tambang Tbk (Materials)	5,849

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Indonesia – (continued)
77,627	Astra International Tbk PT (Consumer Discretionary)	$ 31,300
7,759	Bank Aladin Syariah Tbk PT (Financials)*	1,517
235,277	Bank Central Asia Tbk PT (Financials)	119,507
26,888	Bank Jago Tbk PT (Financials)*	29,709
75,327	Bank Mandiri Persero Tbk PT (Financials)	36,815
31,709	Bank Negara Indonesia Persero Tbk PT (Financials)	15,055
277,052	Bank Rakyat Indonesia Persero Tbk PT (Financials)	79,116
112,249	Barito Pacific Tbk PT (Materials)	7,210
45,509	Bukalapak.com PT Tbk (Consumer Discretionary)*	1,732
15,762	Chandra Asri Petrochemical Tbk PT (Materials)	7,786
31,008	Charoen Pokphand Indonesia Tbk PT (Consumer Staples)	13,152
80,571	Elang Mahkota Teknologi Tbk PT (Communication Services)*	10,829
1,984	Gudang Garam Tbk PT (Consumer Staples)	4,350
11,449	Indah Kiat Pulp & Paper Tbk PT (Materials)	6,035
8,076	Indocement Tunggal Prakarsa Tbk PT (Materials)	5,963
9,846	Indofood CBP Sukses Makmur Tbk PT (Consumer Staples)	5,809
19,623	Indofood Sukses Makmur Tbk PT (Consumer Staples)	8,632
84,052	Kalbe Farma Tbk PT (Health Care)	9,390
45,655	Merdeka Copper Gold Tbk PT (Materials)*	11,667
99,953	Sarana Menara Nusantara Tbk PT (Communication Services)	8,095
13,011	Semen Indonesia Persero Tbk PT (Materials)	7,267
57,539	Sumber Alfaria Trijaya Tbk PT (Consumer Staples)	4,741
201,813	Telkom Indonesia Persero Tbk PT (Communication Services)	56,222
38,277	Tower Bersama Infrastructure Tbk PT (Communication Services)	8,071
24,832	Unilever Indonesia Tbk PT (Consumer Staples)	7,767

Shares	Description	Value

Common Stocks – (continued)
Indonesia – (continued)
6,408	United Tractors Tbk PT (Energy)	$ 9,552

		520,493

Kuwait – 0.6%
4,754	Agility Public Warehousing Co. KSC (Industrials)	14,490
4,104	Boubyan Bank KSCP (Financials)*	10,284
18,367	Kuwait Finance House KSCP (Financials)	48,088
2,372	Mabanee Co KPSC (Real Estate)	6,116
9,915	Mobile Telecommunications Co. KSCP (Communication Services)	18,650
28,623	National Bank of Kuwait SAKP (Financials)	93,108

		190,736

Luxembourg – 0.0%
644	Reinet Investments SCA (Financials)	10,588

Mexico – 1.8%
20,877	Alfa SAB de CV, Class A (Industrials)	14,893
124,515	America Movil SAB de CV, Series L (Communication Services)	108,989
1,876	Arca Continental SAB de CV (Consumer Staples)	11,416
1,832	Becle SAB de CV (Consumer Staples)	4,187
62,549	Cemex SAB de CV, Series CPO (Materials)*	38,712
2,214	Coca-Cola Femsa SAB de CV (Consumer Staples)	10,850
940	El Puerto de Liverpool SAB de CV (Consumer Discretionary)(a)	3,601
12,605	Fibra Uno Administracion SA de CV REIT (Real Estate)	11,555
9,253	Fomento Economico Mexicano SAB de CV (Consumer Staples)	65,642
823	Gruma SAB de CV, Class B (Consumer Staples)	9,954
1,595	Grupo Aeroportuario del Pacifico SAB de CV, Class B (Industrials)*	18,384
545	Grupo Aeroportuario del Sureste SAB de CV, Class B (Industrials)	9,963
5,648	Grupo Bimbo SAB de CV, Series A (Consumer Staples)	14,776

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Mexico – (continued)
1,956	Grupo Carso SAB de CV, Series A1 (Industrials)	$ 5,677
253	Grupo Elektra SAB DE CV (Financials)	16,457
12,262	Grupo Financiero Banorte SAB de CV, Class O (Financials)	73,111
8,087	Grupo Financiero Inbursa SAB de CV, Class O (Financials)*	7,786
13,173	Grupo Mexico SAB de CV, Series B (Materials)	54,998
10,851	Grupo Televisa SAB, Series CPO (Communication Services)	20,001
555	Industrias Penoles SAB de CV (Materials)	6,790
6,807	Kimberly-Clark de Mexico SAB de CV, Class A (Consumer Staples)	10,665
4,366	Orbia Advance Corp. SAB de CV (Materials)	10,146
5,438	Telesites SAB de CV (Communication Services)	4,803
21,898	Wal-Mart de Mexico SAB de CV (Consumer Staples)	68,661

		602,017

Pakistan – 0.0%
3,635	Byco Petroleum Pakistan Ltd. (Energy)*	136
1,352	DG Khan Cement Co. Ltd. (Materials)	623
2,983	Habib Bank Ltd. (Financials)	2,101
4,801	Hub Power Co. Ltd. (The) (Utilities)	2,028
854	Lucky Cement Ltd. (Materials)*	3,477
2,201	Maple Leaf Cement Factory Ltd. (Materials)*	458
2,739	Oil & Gas Development Co. Ltd. (Energy)	1,328
2,909	Pakistan Petroleum Ltd. (Energy)	1,259
161	Searle Co. Ltd. (The) (Health Care)	140
1,825	TRG Pakistan (Industrials)	908
2,156	United Bank Ltd. (Financials)	1,739

		14,197

Peru – 0.1%
223	Credicorp Ltd. (Financials)	26,314
159	InRetail Peru Corp. (Consumer Staples)(b)	5,608
147	Intercorp Financial Services, Inc. (Financials)	4,263

		36,185

Shares	Description	Value

Common Stocks – (continued)
Philippines – 0.8%
10,083	Aboitiz Equity Ventures, Inc. (Industrials)	$ 9,826
25,267	AC Energy Corp. (Utilities)	5,657
1,054	Ayala Corp. (Industrials)	17,488
25,025	Ayala Land, Inc. (Real Estate)	17,135
7,677	Bank of the Philippine Islands (Financials)	13,865
7,459	BDO Unibank, Inc. (Financials)	18,357
6,538	Converge Information and Communications Technology Solutions, Inc. (Communication Services)*	4,152
9,932	Emperador, Inc. (Consumer Staples)	3,509
125	Globe Telecom, Inc. (Communication Services)	8,142
3,468	International Container Terminal Services, Inc. (Industrials)	13,621
12,758	JG Summit Holdings, Inc. (Industrials)	14,319
1,984	Jollibee Foods Corp. (Consumer Discretionary)	9,254
1,194	Manila Electric Co. (Utilities)	6,825
8,054	Metropolitan Bank & Trust Co. (Financials)	7,977
23,814	Monde Nissin Corp. (Consumer Staples)*(b)	8,044
368	PLDT, Inc. (Communication Services)	12,270
2,049	SM Investments Corp. (Industrials)	39,854
45,109	SM Prime Holdings, Inc. (Real Estate)	33,484
3,749	Universal Robina Corp. (Consumer Staples)	9,896

		253,675

Qatar – 0.8%
8,433	Commercial Bank PSQC (The) (Financials)	15,170
12,606	Industries Qatar QSC (Industrials)	50,272
15,628	Masraf Al Rayan QSC (Financials)	20,817
18,462	Mesaieed Petrochemical Holding Co. (Materials)	10,547
4,199	Ooredoo QPSC (Communication Services)	7,842
1,724	Qatar Electricity & Water Co. QSC (Utilities)	7,813
2,072	Qatar Fuel QSC (Energy)	10,357
11,545	Qatar Gas Transport Co. Ltd. (Energy)	10,464
3,321	Qatar International Islamic Bank QSC (Financials)	8,492
4,924	Qatar Islamic Bank (Financials)	23,261
18,881	Qatar National Bank QPSC (Financials)	100,550

		265,585

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Russia – 3.5%
13,144	Alrosa PJSC (Materials)	$ 22,725
801	Gazprom Neft PJSC (Energy)	5,363
50,981	Gazprom PJSC (Energy)	231,748
1,615	LUKOIL PJSC (Energy)	143,107
291	MMC Norilsk Nickel PJSC (Materials)	84,920
4,717	Mobile TeleSystems PJSC (Communication Services)	18,508
3,188	Novatek PJSC (Energy)	69,819
5,287	Novolipetsk Steel PJSC (Materials)	15,376
1,142	PIK Group PJSC (Consumer Discretionary)	16,628
1,437	Polymetal International PLC (Materials)	26,835
134	Polyus PJSC (Materials)	26,122
5,252	Rosneft Oil Co. PJSC (Energy)	40,141
45,892	Sberbank of Russia PJSC (Financials)	196,558
1,002	Severstal PAO (Materials)	21,239
151,317	Surgutneftegas PJSC (Energy)	75,149
6,255	Tatneft PJSC (Energy)	40,104
7,081	United Co RUSAL International PJSC (Materials)*	6,583
1,328	Yandex NV, Class A (Communication Services)*	96,233

		1,137,158

Saudi Arabia – 3.2%
475	Advanced Petrochemical Co. (Materials)	8,673
5,209	Al Rajhi Bank (Financials)	183,556
4,167	Alinma Bank (Financials)	25,302
1,047	Almarai Co. JSC (Consumer Staples)	13,354
2,344	Arab National Bank (Financials)	13,671
684	Arabian Centres Co. Ltd. (Real Estate)	3,734
1,563	Bank AlBilad (Financials)*	17,873
2,500	Banque Saudi Fransi (Financials)	26,789
109	BinDawood Holding Co. (Consumer Staples)	2,807
244	Bupa Arabia for Cooperative Insurance Co. (Financials)	8,780
2,369	Dar Al Arkan Real Estate Development Co. (Real Estate)*	5,778
360	Dr Sulaiman Al Habib Medical Services Group Co. (Health Care)	15,757
1,604	Etihad Etisalat Co. (Communication Services)	13,425

Shares	Description	Value

Common Stocks – (continued)
Saudi Arabia – (continued)
250	Jarir Marketing Co. (Consumer Discretionary)	$ 12,355
178	Mouwasat Medical Services Co. (Health Care)	8,104
1,467	National Industrialization Co. (Materials)*	7,860
538	National Petrochemical Co. (Materials)	5,736
979	Rabigh Refining & Petrochemical Co. (Energy)*	5,741
6,251	Riyad Bank (Financials)	46,654
789	SABIC Agri-Nutrients Co. (Materials)	36,300
1,528	Sahara International Petrochemical Co. (Materials)	15,660
1,718	Saudi Arabian Mining Co. (Materials)*	32,743
14,967	Saudi Arabian Oil Co. (Energy)(b)	138,236
2,847	Saudi Basic Industries Corp. (Materials)	82,111
4,282	Saudi British Bank (The) (Financials)	34,241
3,328	Saudi Electricity Co. (Utilities)	20,935
987	Saudi Industrial Investment Group (Materials)	7,958
3,126	Saudi Kayan Petrochemical Co. (Materials)*	13,899
9,331	Saudi National Bank (The) (Financials)	150,227
2,028	Saudi Telecom Co. (Communication Services)	60,003
1,113	Savola Group (The) (Consumer Staples)	9,256
907	Yanbu National Petrochemical Co. (Materials)	15,400

		1,042,918

Singapore – 0.0%
931	BOC Aviation Ltd. (Industrials)(b)	6,574

South Africa – 2.5%
2,539	Absa Group Ltd. (Financials)(a)	21,233
357	African Rainbow Minerals Ltd. (Materials)	4,590
177	Anglo American Platinum Ltd. (Materials)(a)	18,789
1,574	Aspen Pharmacare Holdings Ltd. (Health Care)	23,404
1,428	Bid Corp. Ltd. (Consumer Staples)	27,179
1,400	Bidvest Group Ltd. (The) (Industrials)	15,797
261	Capitec Bank Holdings Ltd. (Financials)	29,694
1,043	Clicks Group Ltd. (Consumer Staples)	18,453
1,520	Discovery Ltd. (Financials)*	12,643

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
South Africa – (continued)
1,240	Exxaro Resources Ltd. (Energy)	$ 11,748
15,856	FirstRand Ltd. (Financials)	55,246
2,958	Gold Fields Ltd. (Materials)	34,760
2,020	Harmony Gold Mining Co. Ltd. (Materials)	8,623
3,348	Impala Platinum Holdings Ltd. (Materials)	42,279
821	Investec Ltd. (Financials)	4,137
214	Kumba Iron Ore Ltd. (Materials)	6,057
7,122	MTN Group Ltd. (Communication Services)*	71,821
1,435	MultiChoice Group (Communication Services)	11,016
815	Naspers Ltd., Class N (Consumer Discretionary)*	125,031
1,977	Nedbank Group Ltd. (Financials)	20,380
1,055	Northam Platinum Holdings Ltd. (Materials)*	14,628
20,023	Old Mutual Ltd. (Financials)	15,182
3,753	Pepkor Holdings Ltd. (Consumer Discretionary)*(b)	5,136
2,674	Rand Merchant Investment Holdings Ltd. (Financials)	6,984
2,014	Remgro Ltd. (Financials)	15,776
7,110	Sanlam Ltd. (Financials)	24,582
1,874	Sasol Ltd. (Materials)*	31,033
1,796	Shoprite Holdings Ltd. (Consumer Staples)	22,098
11,331	Sibanye Stillwater Ltd. (Materials)	35,668
5,504	Standard Bank Group Ltd. (Financials)	44,530
2,155	Vodacom Group Ltd. (Communication Services)(a)	17,955
3,905	Woolworths Holdings Ltd. (Consumer Discretionary)	12,575

		809,027

South Korea – 11.6%
117	Alteogen, Inc. (Health Care)*	6,766
109	Amorepacific Corp. (Consumer Staples)	14,406
132	AMOREPACIFIC Group (Consumer Staples)	4,584
35	BGF retail Co. Ltd. (Consumer Staples)	4,302
1,142	BNK Financial Group, Inc. (Financials)	7,691
171	Bukwang Pharmaceutical Co. Ltd. (Health Care)	1,713
358	Celltrion Healthcare Co. Ltd. (Health Care)*	24,411
73	Celltrion Pharm, Inc. (Health Care)*	7,374

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
362	Celltrion, Inc. (Health Care)*	$ 63,081
248	Cheil Worldwide, Inc. (Communication Services)	4,530
24	Chong Kun Dang Pharmaceutical Corp. (Health Care)	2,152
25	CJ CheilJedang Corp. (Consumer Staples)	7,450
59	CJ Corp. (Industrials)	3,973
45	CJ ENM Co. Ltd. (Consumer Discretionary)	5,144
29	CJ Logistics Corp. (Industrials)*	3,027
203	Coway Co. Ltd. (Consumer Discretionary)	11,569
90	CS Wind Corp. (Industrials)	4,296
733	Daewoo Engineering & Construction Co. Ltd. (Industrials)*	3,314
212	Daewoo Shipbuilding & Marine Engineering Co. Ltd. (Industrials)*	4,123
165	DB Insurance Co. Ltd. (Financials)	7,473
67	DL E&C Co. Ltd. (Industrials)*	6,232
207	Dongsuh Cos., Inc. (Consumer Staples)	5,524
175	Doosan Bobcat, Inc. (Industrials)*	5,333
24	Doosan Co. Ltd. (Industrials)	2,192
133	Doosan Fuel Cell Co. Ltd. (Industrials)*	5,514
1,195	Doosan Heavy Industries & Construction Co. Ltd. (Industrials)*	19,114
87	Douzone Bizon Co. Ltd. (Information Technology)	5,522
46	Ecopro BM Co. Ltd. (Industrials)	21,043
67	E-MART, Inc. (Consumer Staples)	8,065
15	F&F Co. Ltd. (Consumer Discretionary)*	10,481
174	Fila Holdings Corp. (Consumer Discretionary)	5,119
83	Genexine, Inc. (Health Care)*	3,997
19	Green Cross Corp. (Health Care)	3,487
240	GS Engineering & Construction Corp. (Industrials)	7,415
303	GS Holdings Corp. (Energy)	9,565
155	GS Retail Co. Ltd. (Consumer Staples)	3,686
1,101	Hana Financial Group, Inc. (Financials)	36,610
62	Hanjin Kal Corp. (Industrials)*	2,777
278	Hankook Tire & Technology Co. Ltd. (Consumer Discretionary)	8,987
23	Hanmi Pharm Co. Ltd. (Health Care)	4,889
113	Hanmi Science Co. Ltd. (Health Care)	4,766

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
583	Hanon Systems (Consumer Discretionary)	$ 6,356
33	Hansol Chemical Co. Ltd. (Materials)	8,278
43	Hanssem Co. Ltd. (Consumer Discretionary)	3,124
115	Hanwha Aerospace Co. Ltd. (Industrials)	3,935
170	Hanwha Corp. (Industrials)	4,272
1,675	Hanwha Life Insurance Co. Ltd. (Financials)	3,913
424	Hanwha Solutions Corp. (Materials)*	11,779
208	Hanwha Systems Co. Ltd. (Industrials)	2,469
147	HDC Hyundai Development Co.-Engineering & Construction, Class E (Industrials)	2,574
138	Helixmith Co. Ltd. (Health Care)*	2,858
114	Hite Jinro Co. Ltd. (Consumer Staples)	2,783
405	HLB, Inc. (Consumer Discretionary)*	12,274
1,381	HMM Co. Ltd. (Industrials)*	27,436
132	Hotel Shilla Co. Ltd. (Consumer Discretionary)	7,845
29	Hugel, Inc. (Health Care)*	3,474
53	HYBE Co. Ltd. (Communication Services)*	16,263
9	Hyosung Advanced Materials Corp. (Materials)*	4,531
9	Hyosung TNC Corp. (Materials)	3,803
24	Hyundai Autoever Corp. (Information Technology)	2,263
59	Hyundai Department Store Co. Ltd. (Consumer Discretionary)	3,333
368	Hyundai Doosan Infracore Co. Ltd. (Industrials)*	2,296
95	Hyundai Elevator Co. Ltd. (Industrials)	3,147
254	Hyundai Engineering & Construction Co. Ltd. (Industrials)	9,451
68	Hyundai Glovis Co. Ltd. (Industrials)	8,329
167	Hyundai Heavy Industries Holdings Co. Ltd. (Industrials)	7,437
205	Hyundai Marine & Fire Insurance Co. Ltd. (Financials)	3,969
88	Hyundai Mipo Dockyard Co. Ltd. (Industrials)*	5,112
230	Hyundai Mobis Co. Ltd. (Consumer Discretionary)	42,693
489	Hyundai Motor Co. (Consumer Discretionary)	80,478

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
309	Hyundai Steel Co. (Materials)	$ 9,651
80	Iljin Materials Co. Ltd. (Information Technology)	8,654
1,010	Industrial Bank of Korea (Financials)	8,757
1,130	Kakao Corp. (Communication Services)	116,054
139	Kakao Games Corp. (Communication Services)*	11,537
1,252	KakaoBank Corp. (Financials)*	69,140
487	Kangwon Land, Inc. (Consumer Discretionary)*	9,019
1,347	KB Financial Group, Inc. (Financials)	59,872
15	KCC Corp. (Materials)	3,473
76	KEPCO Plant Service & Engineering Co. Ltd. (Industrials)	2,476
919	Kia Corp. (Consumer Discretionary)	60,189
54	KIWOOM Securities Co. Ltd. (Financials)	4,432
104	KMW Co. Ltd. (Information Technology)*	3,182
47	Kolmar BNH Co. Ltd. (Consumer Staples)	1,157
305	Korea Aerospace Industries Ltd. (Industrials)	7,009
1,092	Korea Electric Power Corp. (Utilities)	19,075
118	Korea Gas Corp. (Utilities)*	3,482
151	Korea Investment Holdings Co. Ltd. (Financials)	9,572
163	Korea Shipbuilding & Offshore Engineering Co. Ltd. (Industrials)*	12,006
37	Korea Zinc Co. Ltd. (Materials)	15,371
739	Korean Air Lines Co. Ltd. (Industrials)*	16,486
89	Krafton, Inc. (Communication Services)*	37,686
286	KT Corp. (Communication Services)	7,295
419	KT&G Corp. (Consumer Staples)	28,888
66	Kumho Petrochemical Co. Ltd. (Materials)	8,612
97	L&F Co. Ltd. (Information Technology)	18,316
39	LEENO Industrial, Inc. (Information Technology)	6,501
171	LG Chem Ltd. (Materials)	99,902
386	LG Corp. (Industrials)	25,476
847	LG Display Co. Ltd. (Information Technology)*	14,189
397	LG Electronics, Inc. (Consumer Discretionary)	38,600

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
34	LG Household & Health Care Ltd. (Consumer Staples)	$ 30,168
49	LG Innotek Co. Ltd. (Information Technology)	12,560
910	LG Uplus Corp. (Communication Services)	10,380
51	Lotte Chemical Corp. (Materials)	8,651
133	Lotte Corp. (Industrials)	3,247
45	Lotte Shopping Co. Ltd. (Consumer Discretionary)	3,163
79	LS Corp. (Industrials)	3,269
177	LX Holdings Corp. (Industrials)*	1,301
122	Mando Corp. (Consumer Discretionary)*	5,618
59	MedPacto, Inc. (Health Care)*	2,339
21	Medytox, Inc. (Health Care)*	2,316
144	Meritz Financial Group, Inc. (Financials)	4,164
152	Meritz Fire & Marine Insurance Co. Ltd. (Financials)	4,005
1,161	Meritz Securities Co. Ltd. (Financials)	4,872
1,043	Mirae Asset Securities Co. Ltd. (Financials)	7,533
528	NAVER Corp. (Communication Services)	169,348
60	NCSoft Corp. (Communication Services)	34,397
75	Netmarble Corp. (Communication Services)(b)	7,387
465	NH Investment & Securities Co. Ltd. (Financials)	4,834
13	NongShim Co. Ltd. (Consumer Staples)	2,993
75	OCI Co. Ltd. (Materials)*	6,882
90	Orion Corp. (Consumer Staples)	7,357
926	Pan Ocean Co. Ltd. (Industrials)	4,030
117	Pearl Abyss Corp. (Communication Services)*	12,972
280	POSCO (Materials)	61,520
115	POSCO Chemical Co. Ltd. (Materials)	15,247
185	Posco International Corp. (Industrials)	2,912
73	S-1 Corp. (Industrials)	4,517
56	Samsung Biologics Co. Ltd. (Health Care)*(b)	41,909
300	Samsung C&T Corp. (Industrials)	26,644
111	Samsung Card Co. Ltd. (Financials)	3,032
201	Samsung Electro-Mechanics Co. Ltd. (Information Technology)	28,173
20,104	Samsung Electronics Co. Ltd. (Information Technology)	1,206,680

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
595	Samsung Engineering Co. Ltd. (Industrials)*	$ 10,393
120	Samsung Fire & Marine Insurance Co. Ltd. (Financials)	20,406
272	Samsung Life Insurance Co. Ltd. (Financials)	13,693
192	Samsung SDI Co. Ltd. (Information Technology)	111,201
119	Samsung SDS Co. Ltd. (Information Technology)	14,375
223	Samsung Securities Co. Ltd. (Financials)	8,326
157	SD Biosensor, Inc. (Health Care)*	7,718
175	Seegene, Inc. (Health Care)	11,152
154	Shin Poong Pharmaceutical Co. Ltd. (Health Care)	4,265
1,867	Shinhan Financial Group Co. Ltd. (Financials)	54,459
26	Shinsegae, Inc. (Consumer Discretionary)	4,760
116	SK Biopharmaceuticals Co. Ltd. (Health Care)*	9,306
86	SK Bioscience Co. Ltd. (Health Care)*	20,307
42	SK Chemicals Co. Ltd. (Materials)	4,915
2,003	SK Hynix, Inc. (Information Technology)	192,223
91	SK IE Technology Co. Ltd. (Materials)*(b)	11,912
176	SK Innovation Co. Ltd. (Energy)*	28,817
14	SK Materials Co. Ltd. (Materials)	4,748
525	SK Networks Co. Ltd. (Industrials)	2,117
149	SK Square Co. Ltd. (Information Technology)*	8,529
230	SK Telecom Co. Ltd. (Communication Services)	10,552
117	SK, Inc. (Industrials)	25,559
70	SKC Co. Ltd. (Materials)	11,668
143	S-Oil Corp. (Energy)	9,618
51	Solus Advanced Materials Co. Ltd. (Information Technology)	4,199
21	Soulbrain Co. Ltd./New (Materials)	4,522
459	SSANGYONG C&E Co. Ltd. (Materials)	2,898
52	Studio Dragon Corp. (Communication Services)*	3,703
139	WONIK IPS Co. Ltd. (Information Technology)	4,564
1,841	Woori Financial Group, Inc. (Financials)	19,527

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
166	Yuhan Corp. (Health Care)	$ 8,077

		3,797,160

Taiwan – 15.7%
1,980	Accton Technology Corp. (Information Technology)	20,545
12,248	Acer, Inc. (Information Technology)	12,202
1,651	Advantech Co. Ltd. (Information Technology)	22,683
13,952	ASE Technology Holding Co. Ltd. (Information Technology)	51,183
8,610	Asia Cement Corp. (Materials)	13,006
113	ASMedia Technology, Inc. (Information Technology)	7,905
2,716	Asustek Computer, Inc. (Information Technology)	34,433
34,439	AU Optronics Corp. (Information Technology)	24,896
2,894	Catcher Technology Co. Ltd. (Information Technology)	16,133
31,813	Cathay Financial Holding Co. Ltd. (Financials)	68,650
5,489	Chailease Holding Co. Ltd. (Financials)	48,761
21,986	Chang Hwa Commercial Bank Ltd. (Financials)	12,968
7,227	Cheng Shin Rubber Industry Co. Ltd. (Consumer Discretionary)	8,707
2,590	Chicony Electronics Co. Ltd. (Information Technology)	7,405
11,528	China Airlines Ltd. (Industrials)*	10,780
60,307	China Development Financial Holding Corp. (Financials)	35,571
10,262	China Life Insurance Co. Ltd. (Financials)	11,312
48,563	China Steel Corp. (Materials)	56,851
1,551	Chroma ATE, Inc. (Information Technology)	10,348
16,165	Chunghwa Telecom Co. Ltd. (Communication Services)	65,115
17,598	Compal Electronics, Inc. (Information Technology)	14,652
77,083	CTBC Financial Holding Co. Ltd. (Financials)	67,645

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
7,864	Delta Electronics, Inc. (Information Technology)	$ 72,405
768	Eclat Textile Co. Ltd. (Consumer Discretionary)	16,048
268	eMemory Technology, Inc. (Information Technology)	20,723
50,040	E.Sun Financial Holding Co. Ltd. (Financials)	48,502
9,230	Eva Airways Corp. (Industrials)*	8,365
10,687	Evergreen Marine Corp. Taiwan Ltd. (Industrials)	47,853
12,741	Far Eastern New Century Corp. (Industrials)	12,785
6,790	Far EasTone Telecommunications Co. Ltd. (Communication Services)	15,019
1,780	Feng TAY Enterprise Co. Ltd. (Consumer Discretionary)	13,028
42,799	First Financial Holding Co. Ltd. (Financials)	35,557
13,891	Formosa Chemicals & Fibre Corp. (Materials)	39,018
4,828	Formosa Petrochemical Corp. (Energy)	16,565
19,805	Formosa Plastics Corp. (Materials)	73,010
325	Formosa Sumco Technology Corp. (Information Technology)	2,922
3,350	Formosa Taffeta Co. Ltd. (Consumer Discretionary)	3,482
3,858	Foxconn Technology Co. Ltd. (Information Technology)	9,047
27,648	Fubon Financial Holding Co. Ltd. (Financials)	72,689
1,159	Giant Manufacturing Co. Ltd. (Consumer Discretionary)	12,985
861	Globalwafers Co. Ltd. (Information Technology)	25,237
4,287	Highwealth Construction Corp. (Real Estate)	7,123
1,094	Hiwin Technologies Corp. (Industrials)	11,233
50,247	Hon Hai Precision Industry Co. Ltd. (Information Technology)	187,040
1,171	Hotai Motor Co. Ltd. (Consumer Discretionary)	25,522
40,603	Hua Nan Financial Holdings Co. Ltd. (Financials)	29,498
39,284	Innolux Corp. (Information Technology)	24,655

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
10,632	Inventec Corp. (Information Technology)	$ 9,866
375	Largan Precision Co. Ltd. (Information Technology)	26,839
8,679	Lite-On Technology Corp. (Information Technology)	18,822
7,378	Macronix International Co. Ltd. (Information Technology)	11,251
6,193	MediaTek, Inc. (Information Technology)	224,961
42,476	Mega Financial Holding Co. Ltd. (Financials)	52,246
894	Merida Industry Co. Ltd. (Consumer Discretionary)	9,646
2,831	Micro-Star International Co. Ltd. (Information Technology)	16,596
256	momo.com, Inc. (Consumer Discretionary)	16,389
20,054	Nan Ya Plastics Corp. (Materials)	59,503
906	Nan Ya Printed Circuit Board Corp. (Information Technology)	20,398
4,724	Nanya Technology Corp. (Information Technology)	12,607
602	Nien Made Enterprise Co. Ltd. (Consumer Discretionary)	8,227
2,259	Novatek Microelectronics Corp. (Information Technology)	37,820
939	Oneness Biotech Co. Ltd. (Health Care)*	10,047
7,355	Pegatron Corp. (Information Technology)	17,617
651	Phison Electronics Corp. (Information Technology)	9,646
9,530	Pou Chen Corp. (Consumer Discretionary)	10,985
14,481	Powerchip Semiconductor Manufacturing Corp. (Information Technology)	39,530
2,926	Powertech Technology, Inc. (Information Technology)	10,429
2,229	President Chain Store Corp. (Consumer Staples)	21,565
11,055	Quanta Computer, Inc. (Information Technology)	34,154
1,849	Realtek Semiconductor Corp. (Information Technology)	36,908
4,995	Ruentex Development Co. Ltd. (Real Estate)	11,533
1,995	Ruentex Industries Ltd. (Consumer Discretionary)	7,175

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
16,827	Shanghai Commercial & Savings Bank Ltd. (The) (Financials)	$ 28,051
49,168	Shin Kong Financial Holding Co. Ltd. (Financials)	18,656
149	Silicon Motion Technology Corp. ADR (Information Technology)	10,285
2,150	Sino-American Silicon Products, Inc. (Information Technology)	16,006
42,277	SinoPac Financial Holdings Co. Ltd. (Financials)	23,264
2,295	Standard Foods Corp. (Consumer Staples)	4,210
5,323	Synnex Technology International Corp. (Information Technology)	11,180
43,534	Taishin Financial Holding Co. Ltd. (Financials)	29,122
24,716	Taiwan Business Bank (Financials)	8,534
22,472	Taiwan Cement Corp. (Materials)	37,178
38,314	Taiwan Cooperative Financial Holding Co. Ltd. (Financials)	32,727
3,227	Taiwan Fertilizer Co. Ltd. (Materials)	7,927
9,318	Taiwan High Speed Rail Corp. (Industrials)	9,936
6,953	Taiwan Mobile Co. Ltd. (Communication Services)	24,257
103,226	Taiwan Semiconductor Manufacturing Co. Ltd. (Information Technology)	2,212,688
8,507	Tatung Co. Ltd. (Industrials)*	10,892
6,909	Teco Electric and Machinery Co. Ltd. (Industrials)	7,666
1,940	Tripod Technology Corp. (Information Technology)	8,722
5,016	Unimicron Technology Corp. (Information Technology)	41,132
19,707	Uni-President Enterprises Corp. (Consumer Staples)	46,354
47,742	United Microelectronics Corp. (Information Technology)	109,377
3,805	Vanguard International Semiconductor Corp. (Information Technology)	21,212
1,246	VisEra Technologies Co. Ltd. (Information Technology)	21,824
267	Voltronic Power Technology Corp. (Industrials)	15,220

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
11,177	Walsin Lihwa Corp. (Industrials)	$ 10,492
1,347	Walsin Technology Corp. (Information Technology)*	8,405
2,352	Wan Hai Lines Ltd. (Industrials)	13,238
1,321	Win Semiconductors Corp. (Information Technology)	17,223
11,513	Winbond Electronics Corp. (Information Technology)	13,271
11,211	Wistron Corp. (Information Technology)	11,532
323	Wiwynn Corp. (Information Technology)	12,198
6,510	WPG Holdings Ltd. (Information Technology)	11,777
1,517	Yageo Corp. (Information Technology)	24,906
7,424	Yang Ming Marine Transport Corp. (Industrials)*	30,839
48,012	Yuanta Financial Holding Co. Ltd. (Financials)	40,924
2,195	Yulon Motor Co. Ltd. (Consumer Discretionary)	3,237
2,413	Zhen Ding Technology Holding Ltd. (Information Technology)	8,505

		5,149,789

Tanzania – 0.1%
1,545	AngloGold Ashanti Ltd. (Materials)	33,273

Thailand – 2.0%
4,346	Advanced Info Service PCL NVDR (Communication Services)	26,568
17,520	Airports of Thailand PCL NVDR (Industrials)	31,065
35,817	Asset World Corp. PCL NVDR (Consumer Discretionary)*	4,549
3,464	B Grimm Power PCL NVDR (Utilities)	4,060
4,349	Bangkok Bank PCL NVDR (Financials)	14,584
7,452	Bangkok Commercial Asset Management PCL NVDR (Financials)	4,334
22,467	Bangkok Dusit Medical Services PCL NVDR (Health Care)	14,868
36,535	Bangkok Expressway & Metro PCL NVDR (Industrials)	9,162
13,843	Banpu PCL NVDR (Energy)	4,231
3,200	Banpu Power PCL NVDR (Utilities)	1,595

Shares	Description	Value

Common Stocks – (continued)
Thailand – (continued)
4,700	Berli Jucker PCL NVDR (Consumer Staples)	$ 4,603
33,050	BTS Group Holdings PCL NVDR (Industrials)	9,023
1,996	Bumrungrad Hospital PCL NVDR (Health Care)	8,530
1,506	Carabao Group PCL NVDR (Consumer Staples)	5,073
6,807	Central Pattana PCL NVDR (Real Estate)	10,504
13,283	Central Retail Corp. PCL NVDR (Consumer Discretionary)	12,614
15,763	Charoen Pokphand Foods PCL NVDR (Consumer Staples)	11,133
1,823	Com7 PCL NVDR (Consumer Discretionary)	4,193
21,912	CP ALL PCL NVDR (Consumer Staples)	38,040
3,581	Dohome PCL NVDR (Consumer Discretionary)	2,402
992	Electricity Generating PCL NVDR (Utilities)	4,887
8,855	Energy Absolute PCL NVDR (Utilities)	21,548
155	Fabrinet (Information Technology)*	17,137
2,699	Global Power Synergy PCL NVDR (Utilities)	5,887
19,061	Gulf Energy Development PCL NVDR (Utilities)	22,202
2,313	Hana Microelectronics PCL NVDR (Information Technology)	6,418
20,549	Home Product Center PCL NVDR (Consumer Discretionary)	8,293
8,492	Indorama Ventures PCL NVDR (Materials)	9,891
7,222	Intouch Holdings PCL NVDR (Communication Services)	15,592
43,451	IRPC PCL NVDR (Energy)	4,823
6,663	Kasikornbank PCL NVDR (Financials)	26,100
2,826	KCE Electronics PCL NVDR (Information Technology)	7,715
1,785	Kerry Express Thailand PCL NVDR (Industrials)	1,642
17,575	Krung Thai Bank PCL NVDR (Financials)	5,894
4,624	Krungthai Card PCL NVDR (Financials)	7,341
24,330	Land & Houses PCL NVDR (Real Estate)	6,029
12,824	Minor International PCL NVDR (Consumer Discretionary)*	10,370
3,048	Muangthai Capital PCL NVDR (Financials)	5,065
4,526	Ngern Tid Lor PCL NVDR (Financials)*	4,835

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Thailand – (continued)
5,868	Osotspa PCL NVDR (Consumer Staples)	$ 5,572
5,557	PTT Exploration & Production PCL NVDR (Energy)	18,717
9,167	PTT Global Chemical PCL NVDR (Materials)	15,302
11,866	PTT Oil & Retail Business PCL NVDR (Consumer Discretionary)	8,803
42,837	PTT PCL NVDR (Energy)	45,128
1,862	Ratch Group PCL NVDR (Utilities)	2,390
5,091	SCG Packaging PCL NVDR (Materials)	9,367
1,844	Siam Cement PCL (The) NVDR (Materials)	20,357
7,721	Siam Commercial Bank PCL (The) NVDR (Financials)	27,953
6,833	Siam Global House PCL NVDR (Consumer Discretionary)	3,873
3,187	Sri Trang Agro-Industry PCL NVDR (Consumer Discretionary)	2,814
4,005	Sri Trang Gloves Thailand PCL NVDR (Health Care)	3,566
2,629	Srisawad Corp. PCL NVDR (Financials)	4,681
25,237	STARK Corp. PCL NVDR (Industrials)*	3,535
34,454	Thai Beverage PCL (Consumer Staples)	16,836
4,217	Thai Oil PCL NVDR (Energy)	5,819
11,637	Thai Union Group PCL NVDR (Consumer Staples)	6,803
2,051	Tisco Financial Group PCL NVDR (Financials)	5,463
174,989	TMBThanachart Bank PCL NVDR (Financials)	6,180
2,201	TOA Paint Thailand PCL NVDR (Materials)	2,106
1,646	Total Access Communication PCL NVDR (Communication Services)	2,149
81,318	True Corp. PCL NVDR (Communication Services)	10,908
17,838	VGI PCL NVDR (Communication Services)	3,547

		644,669

Turkey – 0.5%
279	AG Anadolu Grubu Holding AS (Industrials)	803
13,362	Akbank TAS (Financials)	6,561
125	Akcansa Cimento AS (Materials)	171

Shares	Description	Value

Common Stocks – (continued)
Turkey – (continued)
603	Aksa Akrilik Kimya Sanayii AS (Consumer Discretionary)	$ 1,259
1,222	Aksa Enerji Uretim AS (Utilities)*	828
7	Alarko Carrier Sanayii VE Ticaret AS (Industrials)	163
637	Alarko Holding AS (Industrials)	528
929	Anadolu Efes Biracilik Ve Malt Sanayii AS (Consumer Staples)	1,756
1,182	Arcelik AS (Consumer Discretionary)	3,874
2,502	Aselsan Elektronik Sanayi Ve Ticaret AS (Industrials)	4,097
553	Aydem Yenilenebilir Enerji AS (Utilities)*	274
390	Aygaz AS (Utilities)	661
309	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi AS (Utilities)*	301
1,529	Bera Holding AS (Industrials)*	1,225
1,925	BIM Birlesik Magazalar AS (Consumer Staples)	10,062
470	Biotrend Cevre VE Enerji Yatirimlari AS (Utilities)*	216
126	Borusan Mannesmann Boru Sanayi ve Ticaret AS (Materials)*	259
26	Borusan Yatirim ve Pazarlama AS (Financials)	730
188	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS (Consumer Discretionary)	426
316	Can2 Termik AS (Utilities)*	285
10	Celebi Hava Servisi AS (Industrials)	130
210	Cimsa Cimento Sanayi VE Ticaret AS (Materials)*	518
316	Coca-Cola Icecek AS (Consumer Staples)	2,100
151	Deva Holding AS (Health Care)	340
1,216	D-MARKET Elektronik Hizmetler ve Ticaret AS ADR (Consumer Discretionary)*	2,979
4,537	Dogan Sirketler Grubu Holding AS (Consumer Discretionary)	1,049
138	Dogus Otomotiv Servis ve Ticaret AS (Consumer Discretionary)	496
87	Eczacibasi Yatirim Holding Ortakligi AS (Industrials)	312
5	EGE Endustri VE Ticaret AS (Consumer Discretionary)	644

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Turkey – (continued)
575	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS (Consumer Staples)	$ 304
9,169	Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT (Real Estate)	1,547
1,220	Enerjisa Enerji AS (Utilities)(b)	1,207
7,499	Enka Insaat ve Sanayi AS (Industrials)	8,765
5,291	Eregli Demir ve Celik Fabrikalari TAS (Materials)	8,982
158	Fenerbahce Futbol AS (Communication Services)*	369
281	Ford Otomotiv Sanayi AS (Consumer Discretionary)	5,206
342	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS (Health Care)*	368
260	Gubre Fabrikalari TAS (Materials)*	1,547
5,922	Haci Omer Sabanci Holding AS (Financials)	5,771
1,506	Hektas Ticaret TAS (Materials)*	1,463
517	Is Yatirim Menkul Degerler AS (Financials)	758
2,699	Izmir Demir Celik Sanayi AS (Materials)*	490
85	Jantsa Jant Sanayi Ve Ticaret AS (Industrials)	406
881	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A (Materials)*	514
3,579	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D (Materials)*	2,305
69	Kartonsan Karton Sanayi ve Ticaret AS (Materials)	319
572	Kerevitas Gida Sanayi ve Ticaret AS (Consumer Staples)*	227
4,630	KOC Holding AS (Industrials)	9,952
4	Konya Cimento Sanayii AS (Materials)*	283
252	Kordsa Teknik Tekstil AS (Consumer Discretionary)*	664
218	Koza Altin Isletmeleri AS (Materials)*	2,120
896	Koza Anadolu Metal Madencilik Isletmeleri AS (Materials)*	1,354
296	Logo Yazilim Sanayi Ve Ticaret AS (Information Technology)	1,087
379	Migros Ticaret AS (Consumer Staples)*	1,217
661	MLP Saglik Hizmetleri AS (Health Care)*(b)	1,605
252	Nuh Cimento Sanayi AS (Materials)	805

Shares	Description	Value

Common Stocks – (continued)
Turkey – (continued)
315	Nurol Gayrimenkul Yatirim Ortakligi AS REIT (Real Estate)*	$ 237
33	Otokar Otomotiv Ve Savunma Sanayi A.S. (Industrials)	1,023
1,207	Oyak Cimento Fabrikalari AS (Materials)*	652
185	Pegasus Hava Tasimaciligi AS (Industrials)*	1,226
67	Penta Teknoloji Urunleri Dagitim Ticaret AS (Information Technology)*	1,587
5,915	Petkim Petrokimya Holding AS (Materials)*	3,475
1,059	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS (Industrials)	1,543
762	Sasa Polyester Sanayi AS (Materials)*	2,491
464	Selcuk Ecza Deposu Ticaret ve Sanayi A.S. (Health Care)	412
50	Servet Gayrimenkul Yatirim Ortakligi AS (Real Estate)*	358
1,384	Sinpas Gayrimenkul Yatirim Ortakligi AS REIT (Real Estate)*	417
1,357	Sok Marketler Ticaret AS (Consumer Staples)	1,449
892	TAV Havalimanlari Holding AS (Industrials)*	1,804
847	Tekfen Holding AS (Industrials)	1,188
584	Tofas Turk Otomobil Fabrikasi AS (Consumer Discretionary)	3,785
712	Torunlar Gayrimenkul Yatirim Ortakligi AS REIT (Real Estate)*	205
2,986	Turk Hava Yollari AO (Industrials)*	3,873
150	Turk Prysmian Kablo ve Sistemleri AS (Industrials)	724
1,982	Turk Telekomunikasyon AS (Communication Services)	1,467
64	Turk Traktor ve Ziraat Makineleri AS (Industrials)	939
5,314	Turkcell Iletisim Hizmetleri AS (Communication Services)	7,564
8,957	Turkiye Garanti Bankasi AS (Financials)	7,704
2,599	Turkiye Halk Bankasi AS (Financials)*	938
7,370	Turkiye Is Bankasi AS, Class C (Financials)	3,647
522	Turkiye Petrol Rafinerileri AS (Energy)*	5,964
814	Turkiye Sigorta AS (Financials)	323
5,566	Turkiye Sinai Kalkinma Bankasi AS (Financials)	620

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Turkey – (continued)
5,930	Turkiye Sise ve Cam Fabrikalari AS (Industrials)	$ 5,605
4,498	Turkiye Vakiflar Bankasi TAO, Class D (Financials)*	1,253
713	Ulker Biskuvi Sanayi AS (Consumer Staples)	1,088
439	Vakif Finansal Kiralama AS (Financials)*	165
108	Verusa Holding AS (Financials)	434
1,009	Vestel Beyaz Esya Sanayi ve Ticaret AS (Consumer Discretionary)	549
356	Vestel Elektronik Sanayi ve Ticaret AS (Consumer Discretionary)	752
12,081	Yapi ve Kredi Bankasi AS (Financials)	2,884
4,715	Zorlu Enerji Elektrik Uretim AS (Utilities)*	604

		171,631

United Arab Emirates – 1.5%
11,754	Abu Dhabi Commercial Bank PJSC (Financials)	27,200
12,225	Abu Dhabi National Oil Co. for Distribution PJSC (Consumer Discretionary)	13,779
16,384	Aldar Properties PJSC (Real Estate)	17,931
5,681	Alpha Dhabi Holding PJSC (Industrials)*	44,234
12,317	Dubai Islamic Bank PJSC (Financials)	17,303
14,919	Emaar Properties PJSC (Real Estate)	19,049
10,453	Emirates NBD Bank PJSC (Financials)	37,565
14,793	Emirates Telecommunications Group Co. PJSC (Communication Services)	128,635
18,575	First Abu Dhabi Bank PJSC (Financials)	96,994
2,034	International Holding Co. PJSC (Consumer Staples)*	84,393

		487,083

United States – 0.1%
3,948	JBS SA (Consumer Staples)	24,917

TOTAL COMMON STOCKS (Cost $23,409,344)		$31,674,149

Shares	Description	Rate	Value

Preferred Stocks – 2.1%
Brazil – 1.1%
828	Alpargatas SA (Consumer Discretionary)	0.71%	$ 5,730
20,131	Banco Bradesco SA (Financials)	5.69	70,956
1,118	Bradespar SA (Materials)	9.14	9,847
833	Braskem SA, Class A (Materials)*	0.00	7,381
1,088	Centrais Eletricas Brasileiras SA, Class B (Utilities)	6.23	6,173
4,662	Cia Energetica de Minas Gerais (Utilities)	5.95	10,845
4,820	Gerdau SA (Materials)	12.44	22,015
20,504	Itau Unibanco Holding SA (Financials)	4.40	81,237
19,048	Itausa SA (Financials)	4.99	32,609
3,920	Lojas Americanas SA (Consumer Discretionary)	4.19	3,796
19,420	Petroleo Brasileiro SA (Energy)	21.47	101,180
4,136	Raizen SA (Energy)	0.30	3,998
2,093	Usinas Siderurgicas de Minas Gerais SA Usiminas (Materials)	9.06	5,035

			360,802

Chile – 0.1%
1,882	Embotelladora Andina SA, Class B (Consumer Staples)	7.06	3,840
601	Sociedad Quimica y Minera de Chile SA, Class B (Materials)	0.82	37,585

			41,425

Colombia – 0.1%
1,923	Bancolombia SA (Financials)	1.43	15,546
15,282	Grupo Aval Acciones y Valores SA (Financials)	5.29	4,004

			19,550

Russia – 0.1%
4,252	Sberbank of Russia PJSC (Financials)	6.35	16,773
32,751	Surgutneftegas PJSC (Energy)	17.72	16,521
640	Tatneft PJSC (Energy)	7.35	3,792

			37,086

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Rate	Value

Preferred Stocks – (continued)
South Korea – 0.7%
50	Amorepacific Corp. (Consumer Staples)	1.22%	$ 2,601
151	Hyundai Motor Co. (Consumer Discretionary)	4.16	11,784
11	Hyundai Motor Co. (Consumer Discretionary)	4.37	821
100	Hyundai Motor Co. (Consumer Discretionary)	4.23	7,644
28	Korea Investment Holdings Co. Ltd. (Financials)	4.64	1,509
13	Kumho Petrochemical Co. Ltd. (Materials)	3.62	1,198
34	LG Chem Ltd. (Materials)	2.93	9,245
73	LG Electronics, Inc. (Consumer Discretionary)	2.05	3,607
676	Mirae Asset Securities Co. Ltd. (Financials)	4.18	2,635
84	NH Investment & Securities Co. Ltd. (Financials)	6.17	852
14	Samsung Electro-Mechanics Co. Ltd. (Information Technology)	1.52	1,114
3,499	Samsung Electronics Co. Ltd. (Information Technology)	4.34	188,220
13	Samsung Fire & Marine Insurance Co. Ltd. (Financials)	5.19	1,860
7	Samsung SDI Co. Ltd. (Information Technology)	0.31	1,950
6	Shin Poong Pharmaceutical Co. Ltd. (Health Care)	0.27	205
9	SK Chemicals Co. Ltd. (Materials)	1.74	587
6	SK Innovation Co. Ltd. (Energy)*	0.00	588
15	S-Oil Corp. (Energy)	1.86	667

			237,087

TOTAL PREFERRED STOCKS (Cost $589,384)			$ 695,950

Units	Description	Expiration Month	Value

Rights – 0.0%
China – 0.0%
828	CIFI Holdings Group Co. Ltd.*	12/21	$ 27

Indonesia – 0.0%
225	Charoen Pokphand Indonesia Tbk PT*	12/21	0

South Korea – 0.0%
207	Hyundai Doosan Infracore Co. Ltd.*	12/21	148

Thailand – 0.0%
1,461	CP ALL PCL*	12/21	0

TOTAL RIGHTS (Cost $507)			$ 175

Warrant – 0.0%
Thailand – 0.0%
6,814	BTS Group Holdings PCL (Industrials)*
(Cost $0)		11/26	$ 0

Shares	Description		Value

Exchange-Traded Fund – 1.0%
United States – 1.0%
13,119	iShares MSCI Malaysia ETF
(Cost $307,936)			$ 326,270

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $24,307,171)			$32,696,544

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.7%(d)
Goldman Sachs Financial Square Government Fund – Institutional Shares
218,321	0.026%	$ 218,321
(Cost $218,321)

TOTAL INVESTMENTS – 100.3% (Cost $24,525,492)		$32,914,865

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%		(74,173)

NET ASSETS – 100.0%		$32,840,692

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(d)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
NVDR	— Non-Voting Depository Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 99.0%
Australia – 8.0%
4,710	Afterpay Ltd. (Information Technology)*	$ 363,518
13,794	AGL Energy Ltd. (Utilities)	52,815
54,274	Alumina Ltd. (Materials)	69,077
67,344	AMP Ltd. (Financials)*	49,422
5,001	Ampol Ltd. (Energy)	101,663
24,844	APA Group (Utilities)	167,877
13,186	Aristocrat Leisure Ltd. (Consumer Discretionary)	412,408
4,035	ASX Ltd. (Financials)	258,722
37,596	Aurizon Holdings Ltd. (Industrials)	89,836
39,768	AusNet Services Ltd. (Utilities)	71,622
56,045	Australia & New Zealand Banking Group Ltd. (Financials)	1,061,024
61,960	BHP Group Ltd. (Materials)	1,729,632
43,294	BHP Group PLC (Materials)	1,183,650
10,554	BlueScope Steel Ltd. (Materials)	147,945
7,044	Boral Ltd. (Materials)*	30,716
30,387	Brambles Ltd. (Industrials)	215,675
5,238	carsales.com Ltd. (Communication Services)	93,630
9,782	Charter Hall Group REIT (Real Estate)	134,002
1,400	CIMIC Group Ltd. (Industrials)	18,235
1,377	Cochlear Ltd. (Health Care)	212,652
26,602	Coles Group Ltd. (Consumer Staples)	339,896
35,619	Commonwealth Bank of Australia (Financials)	2,353,322
11,524	Computershare Ltd. (Information Technology)	155,986
9,133	Crown Resorts Ltd. (Consumer Discretionary)*	71,363
9,550	CSL Ltd. (Health Care)	2,077,407
22,465	Dexus REIT (Real Estate)	177,925
1,242	Domino’s Pizza Enterprises Ltd. (Consumer Discretionary)	114,237
2,577	EBOS Group Ltd. (Health Care)	63,751
28,172	Endeavour Group Ltd. (Consumer Staples)	136,831
37,610	Evolution Mining Ltd. (Materials)	107,470
36,973	Fortescue Metals Group Ltd. (Materials)	445,929
234,724	Glencore PLC (Materials)*	1,108,938
38,119	Goodman Group REIT (Real Estate)	667,328
40,225	GPT Group (The) REIT (Real Estate)	150,309

Shares	Description	Value

Common Stocks – (continued)
Australia – (continued)
4,391	IDP Education Ltd. (Consumer Discretionary)	$ 108,908
15,561	IGO Ltd. (Materials)	116,293
51,868	Insurance Australia Group Ltd. (Financials)	162,922
14,486	Lendlease Corp. Ltd. (Real Estate)	109,697
7,410	Macquarie Group Ltd. (Financials)	1,033,684
3,081	Magellan Financial Group Ltd. (Financials)	72,441
57,832	Medibank Pvt Ltd. (Financials)	141,470
3,450	Mineral Resources Ltd. (Materials)	110,716
82,703	Mirvac Group REIT (Real Estate)	167,712
69,127	National Australia Bank Ltd. (Financials)	1,338,096
17,189	Newcrest Mining Ltd. (Materials)	287,877
24,174	Northern Star Resources Ltd. (Materials)	161,807
37,388	Oil Search Ltd. (Energy)	101,003
8,489	Orica Ltd. (Materials)	85,231
37,084	Origin Energy Ltd. (Utilities)	126,213
6,521	OZ Minerals Ltd. (Materials)	120,170
39,538	Qantas Airways Ltd. (Industrials)*	141,854
30,963	QBE Insurance Group Ltd. (Financials)	255,109
3,896	Ramsay Health Care Ltd. (Health Care)	184,588
1,056	REA Group Ltd. (Communication Services)	121,591
6,261	Reece Ltd. (Industrials)	103,970
7,752	Rio Tinto Ltd. (Materials)	513,928
22,441	Rio Tinto PLC (Materials)	1,369,278
43,842	Santos Ltd. (Energy)	198,330
109,088	Scentre Group REIT (Real Estate)	239,008
6,828	SEEK Ltd. (Communication Services)	168,480
3,562	Seven Group Holdings Ltd. (Industrials)	53,872
9,999	Sonic Healthcare Ltd. (Health Care)	302,734
94,572	South32 Ltd. (Materials)	236,709
46,402	Stockland REIT (Real Estate)	143,779
26,974	Suncorp Group Ltd. (Financials)	206,942
56,748	Sydney Airport (Industrials)*	333,969
46,698	Tabcorp Holdings Ltd. (Consumer Discretionary)	164,894
248,659	Telstra Corp. Ltd. (Communication Services)	717,589
7,686	TPG Telecom Ltd. (Communication Services)	36,786
63,043	Transurban Group (Industrials)	610,611
15,144	Treasury Wine Estates Ltd. (Consumer Staples)	129,928
80,615	Vicinity Centres REIT (Real Estate)	96,886

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Australia – (continued)
4,517	Washington H Soul Pattinson & Co. Ltd. (Energy)	$ 99,542
23,853	Wesfarmers Ltd. (Consumer Discretionary)	961,672
75,682	Westpac Banking Corp. (Financials)	1,101,151
3,177	WiseTech Global Ltd. (Information Technology)	118,197
20,372	Woodside Petroleum Ltd. (Energy)	309,551
26,604	Woolworths Group Ltd. (Consumer Staples)	770,011

		28,370,012

Austria – 0.4%
5,489	ams AG (Information Technology)*	97,098
1,518	ANDRITZ AG (Industrials)	71,764
1,849	BAWAG Group AG (Financials)*(a)	107,080
857	CA Immobilien Anlagen AG (Real Estate)	35,016
6,241	Erste Group Bank AG (Financials)	270,949
743	EVN AG (Utilities)	21,243
293	Mayr Melnhof Karton AG (Materials)	56,594
10,225	Mondi PLC (Materials)	232,608
3,008	OMV AG (Energy)	159,031
2,853	Raiffeisen Bank International AG (Financials)	84,201
1,390	Verbund AG (Utilities)	144,724
769	Vienna Insurance Group AG Wiener Versicherung Gruppe (Financials)	21,207
2,345	voestalpine AG (Materials)	78,869
2,360	Wienerberger AG (Materials)	86,334

		1,466,718

Belgium – 0.9%
465	Ackermans & van Haaren NV (Industrials)	76,522
3,731	Ageas SA/NV (Financials)	191,628
18,708	Anheuser-Busch InBev SA/NV (Consumer Staples)	1,037,198
463	D’ieteren Group (Consumer Discretionary)	83,749
605	Elia Group SA/NV (Utilities)	74,841
1,133	Etablissements Franz Colruyt NV (Consumer Staples)	52,721
2,209	Groupe Bruxelles Lambert SA (Financials)	237,506
5,901	KBC Group NV (Financials)	491,653
2,997	Proximus SADP (Communication Services)(b)	54,042

Shares	Description	Value

Common Stocks – (continued)
Belgium – (continued)
316	Sofina SA (Financials)	$ 145,406
1,548	Solvay SA (Materials)	172,361
925	Telenet Group Holding NV (Communication Services)	32,881
2,460	UCB SA (Health Care)	266,209
4,064	Umicore SA (Materials)	196,747
2,958	Warehouses De Pauw CVA REIT (Real Estate)	136,377

		3,249,841

Brazil – 0.1%
3,407	Yara International ASA (Materials)	166,623

Chile – 0.0%
7,288	Antofagasta PLC (Materials)	133,060

China – 1.2%
85,249	Alibaba Health Information Technology Ltd. (Health Care)*	78,624
35,662	Budweiser Brewing Co. APAC Ltd. (Consumer Staples)(a)	90,575
13,472	BYD Electronic International Co. Ltd. (Information Technology)	50,029
71,603	China Evergrande New Energy Vehicle Group Ltd. (Health Care)*	33,800
46,703	China Gas Holdings Ltd. (Utilities)	83,990
36,805	Chow Tai Fook Jewellery Group Ltd. (Consumer Discretionary)	66,001
177,589	CSPC Pharmaceutical Group Ltd. (Health Care)	184,062
36,255	ESR Cayman Ltd. (Real Estate)*(a)	119,984
47,953	Fosun International Ltd. (Industrials)	52,407
1,638	Futu Holdings Ltd. ADR (Financials)*	77,789
120,989	Geely Automobile Holdings Ltd. (Consumer Discretionary)	359,280
1,044	JOYY, Inc. ADR (Communication Services)	53,453
5,562	NXP Semiconductors NV (Information Technology)	1,242,328
18,135	Prosus NV (Consumer Discretionary)*	1,447,673
25,728	Shimao Group Holdings Ltd. (Real Estate)	29,702
41,378	Sun Art Retail Group Ltd. (Consumer Staples)	16,825

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
28,576	Wharf Holdings Ltd. (The) (Real Estate)	$ 99,886
38,968	Wilmar International Ltd. (Consumer Staples)	116,806
58,555	Yangzijiang Shipbuilding Holdings Ltd. (Industrials)	55,517

		4,258,731

Colombia – 0.0%
2,133	Millicom International Cellular SA SDR (Communication Services)*	66,660

Denmark – 2.5%
3,550	Ambu A/S, Class B (Health Care)	99,830
63	AP Moller – Maersk A/S, Class A (Industrials)	178,974
68	AP Moller – Maersk A/S, Class B (Industrials)	203,522
2,010	Carlsberg AS, Class B (Consumer Staples)	310,300
2,164	Chr Hansen Holding A/S (Materials)	159,799
2,610	Coloplast A/S, Class B (Health Care)	423,863
14,263	Danske Bank A/S (Financials)	233,790
2,063	Demant A/S (Health Care)*	97,949
4,109	DSV A/S (Industrials)	888,076
1,364	Genmab A/S (Health Care)*	523,952
2,680	GN Store Nord AS (Health Care)	152,919
34,343	Novo Nordisk A/S, Class B (Health Care)	3,662,928
4,289	Novozymes A/S, Class B (Materials)	322,690
3,763	Orsted AS (Utilities)(a)	481,143
2,073	Pandora A/S (Consumer Discretionary)	255,393
10,409	Tryg A/S (Financials)	250,412
20,368	Vestas Wind Systems A/S (Industrials)	678,199

		8,923,739

Faroe Islands – 0.0%
1,046	Bakkafrost P/F (Consumer Staples)	68,468

Finland – 1.3%
3,002	Elisa OYJ (Communication Services)	178,955
8,853	Fortum OYJ (Utilities)	253,209
1,902	Huhtamaki OYJ (Materials)	81,183
1,656	Kesko OYJ, Class A (Consumer Staples)	47,811
5,603	Kesko OYJ, Class B (Consumer Staples)	174,949

Shares	Description	Value

Common Stocks – (continued)
Finland – (continued)
7,639	Kone OYJ, Class B (Industrials)	$ 500,774
14,519	Metso Outotec OYJ (Industrials)	145,939
9,738	Neste OYJ (Energy)	457,845
111,043	Nokia OYJ (Information Technology)*	614,263
67,517	Nordea Bank Abp (Financials)	795,842
2,097	Orion OYJ, Class B (Health Care)	85,658
8,929	Sampo OYJ, Class A (Financials)	436,091
12,207	Stora Enso OYJ, Class R (Materials)	205,760
11,105	UPM-Kymmene OYJ (Materials)	400,618
11,346	Wartsila OYJ Abp (Industrials)	156,892

		4,535,789

France – 9.1%
5,818	Adevinta ASA (Communication Services)*	82,755
697	Aeroports de Paris (Industrials)*	80,886
9,938	Air Liquide SA (Materials)	1,631,174
12,257	Airbus SE (Industrials)*	1,361,989
7,495	Alstom SA (Industrials)	265,577
1,288	Amundi SA (Financials)(a)	106,486
47,506	AXA SA (Financials)	1,302,062
862	BioMerieux (Health Care)	121,477
24,015	BNP Paribas SA (Financials)	1,488,883
18,939	Bollore SA (Communication Services)	100,961
6,260	Bouygues SA (Industrials)	211,035
3,341	Capgemini SE (Information Technology)	767,545
12,533	Carrefour SA (Consumer Staples)	206,246
9,717	Cie de Saint-Gobain (Industrials)	614,466
3,424	Cie Generale des Etablissements Michelin (Consumer Discretionary)	502,954
31,149	Credit Agricole SA (Financials)	423,050
13,852	Danone SA (Consumer Staples)	810,618
14,226	Dassault Systemes SE (Information Technology)	851,720
11,865	Electricite de France SA (Utilities)	165,472
36,829	Engie SA (Utilities)	531,035
6,286	EssilorLuxottica SA (Consumer Discretionary)	1,252,509
714	Hermes International (Consumer Discretionary)	1,328,481
1,534	Kering (Consumer Discretionary)	1,176,553
4,374	L’Oreal SA (Consumer Staples)	1,957,042
5,533	Legrand SA (Industrials)	602,741

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
5,512	LVMH Moet Hennessy Louis Vuitton SE (Consumer Discretionary)	$ 4,259,878
42,191	Orange SA (Communication Services)	451,632
3,700	Pernod Ricard SA (Consumer Staples)	843,356
7,977	Safran SA (Industrials)	886,937
22,812	Sanofi (Health Care)	2,153,289
510	Sartorius Stedim Biotech (Health Care)	299,313
17,493	Societe Generale SA (Financials)	542,364
1,654	Sodexo SA (Consumer Discretionary)*	137,843
1,211	Teleperformance (Industrials)	494,397
2,225	Thales SA (Industrials)	181,523
55,631	TotalEnergies SE (Energy)	2,542,927
12,040	Vinci SA (Industrials)	1,133,779
13,911	Vivendi SE (Communication Services)	176,155
4,788	Worldline SA (Information Technology)*(a)	249,986

		32,297,096

Germany – 7.3%
3,657	adidas AG (Consumer Discretionary)	1,051,925
8,674	Allianz SE (Financials)	1,878,879
19,355	BASF SE (Materials)	1,260,973
20,700	Bayer AG (Health Care)	1,037,312
6,725	Bayerische Motoren Werke AG (Consumer Discretionary)	643,270
2,073	Beiersdorf AG (Consumer Staples)	205,850
1,791	BioNTech SE ADR (Health Care)*	603,172
774	Carl Zeiss Meditec AG (Health Care)	154,161
2,277	Continental AG (Consumer Discretionary)*	242,715
3,946	Covestro AG (Materials)(a)	221,370
17,713	Daimler AG (Consumer Discretionary)	1,654,834
39,977	Deutsche Bank AG (Financials)*	479,680
3,864	Deutsche Boerse AG (Financials)	602,816
20,739	Deutsche Post AG (Industrials)	1,217,847
68,325	Deutsche Telekom AG (Communication Services)	1,198,820
44,912	E.ON SE (Utilities)	550,724
3,733	Evonik Industries AG (Materials)	111,812
4,186	Fresenius Medical Care AG & Co. KGaA (Health Care)	248,687
8,249	Fresenius SE & Co. KGaA (Health Care)	311,004
1,264	Hannover Rueck SE (Financials)	220,030
512	Hapag-Lloyd AG (Industrials)(a)	127,364

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
3,112	HeidelbergCement AG (Materials)	$ 207,160
2,123	Henkel AG & Co. KGaA (Consumer Staples)	156,641
25,315	Infineon Technologies AG (Information Technology)	1,137,788
1,392	Knorr-Bremse AG (Industrials)	137,505
2,721	Merck KGaA (Health Care)	670,438
1,125	MTU Aero Engines AG (Industrials)	208,876
2,952	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Financials)	791,983
2,118	Puma SE (Consumer Discretionary)	254,494
13,172	RWE AG (Utilities)	506,322
21,214	SAP SE (Information Technology)	2,702,566
54	Sartorius AG (Health Care)	33,005
17,011	Siemens AG (Industrials)	2,705,171
9,179	Siemens Energy AG (Industrials)*	242,179
5,839	Siemens Healthineers AG (Health Care)(a)	422,735
2,709	Symrise AG (Materials)	379,632
1,116	Talanx AG (Financials)	49,594
16,534	Telefonica Deutschland Holding AG (Communication Services)	43,884
602	Volkswagen AG (Consumer Discretionary)	166,963
16,428	Vonovia SE (Real Estate)	906,077
4,723	Zalando SE (Consumer Discretionary)*(a)	426,679

		26,172,937

Hong Kong – 2.7%
254,705	AIA Group Ltd. (Financials)	2,680,727
6,438	ASM Pacific Technology Ltd. (Information Technology)	67,841
27,607	Bank of East Asia Ltd. (The) (Financials)	39,874
20,372	Cathay Pacific Airways Ltd. (Industrials)*(b)	16,463
41,235	CK Asset Holdings Ltd. (Real Estate)	235,905
12,795	CK Infrastructure Holdings Ltd. (Utilities)	74,103
39,802	CLP Holdings Ltd. (Utilities)	390,063
6,474	Dairy Farm International Holdings Ltd. (Consumer Staples)	20,199
38,519	Hang Lung Properties Ltd. (Real Estate)	76,387
15,250	Hang Seng Bank Ltd. (Financials)	269,951
27,670	Henderson Land Development Co. Ltd. (Real Estate)	113,224
47,702	HK Electric Investments & HK Electric Investments Ltd. (Utilities)	46,687

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Hong Kong – (continued)
71,757	HKT Trust & HKT Ltd. (Communication Services)	$ 97,384
228,680	Hong Kong & China Gas Co. Ltd. (Utilities)	341,443
26,694	Hong Kong Exchanges & Clearing Ltd. (Financials)	1,472,376
24,886	Hongkong Land Holdings Ltd. (Real Estate)	134,384
14,087	Jardine Matheson Holdings Ltd. (Industrials)	797,183
44,005	Link REIT (Real Estate)	381,580
9,594	Melco Resorts & Entertainment Ltd. ADR (Consumer Discretionary)*	93,638
32,736	MTR Corp. Ltd. (Industrials)	174,685
28,853	New World Development Co. Ltd. (Real Estate)	113,993
28,794	Power Assets Holdings Ltd. (Utilities)	173,410
207,530	Sino Biopharmaceutical Ltd. (Health Care)	151,471
66,903	Sino Land Co. Ltd. (Real Estate)	79,983
30,161	Sun Hung Kai Properties Ltd. (Real Estate)	366,767
9,730	Swire Pacific Ltd., Class A (Real Estate)	53,856
22,166	Swire Properties Ltd. (Real Estate)	52,658
28,835	Techtronic Industries Co. Ltd. (Industrials)	595,131
159,154	WH Group Ltd. (Consumer Staples)(a)	99,830
31,039	Wharf Real Estate Investment Co. Ltd. (Real Estate)	157,268
35,364	Xinyi Glass Holdings Ltd. (Industrials)	86,280

		9,454,744

Ireland – 0.9%
2,712	AerCap Holdings NV (Industrials)*	151,981
16,514	AIB Group PLC (Financials)*	35,940
16,353	CRH PLC (Materials)	790,026
3,652	Flutter Entertainment PLC (Consumer Discretionary)*	492,255
1,660	ICON PLC (Health Care)*	448,980
3,289	Kerry Group PLC, Class A (Consumer Staples)	402,048
3,205	Kingspan Group PLC (Industrials)	368,692
3,853	Ryanair Holdings PLC ADR (Industrials)*	368,154
5,425	Smurfit Kappa Group PLC (Materials)	274,909

		3,332,985

Israel – 0.9%
763	AFI Properties Ltd. (Real Estate)	44,414

Shares	Description	Value

Common Stocks – (continued)
Israel – (continued)
1,375	Airport City Ltd. (Real Estate)*	$ 28,773
3,091	Alony Hetz Properties & Investments Ltd. (Real Estate)	52,997
4,347	Amot Investments Ltd. (Real Estate)	33,679
805	Ashtrom Group Ltd. (Industrials)	19,674
771	Azrieli Group Ltd. (Real Estate)	70,452
22,624	Bank Hapoalim BM (Financials)	221,239
28,161	Bank Leumi Le-Israel BM (Financials)	272,614
42,700	Bezeq The Israeli Telecommunication Corp. Ltd. (Communication Services)*	60,716
227	Big Shopping Centers Ltd. (Real Estate)	34,929
2,084	Check Point Software Technologies Ltd. (Information Technology)*	231,970
439	Elbit Systems Ltd. (Industrials)	64,262
4,649	Energix-Renewable Energies Ltd. (Utilities)	19,994
19,034	Enlight Renewable Energy Ltd. (Utilities)*	49,943
1,093	First International Bank Of Israel Ltd. (The) (Financials)	43,746
2,193	Gav-Yam Lands Corp. Ltd. (Real Estate)	25,754
388	Global-e Online Ltd. (Consumer Discretionary)*(b)	25,779
2,406	Harel Insurance Investments & Financial Services Ltd. (Financials)	25,414
14,277	ICL Group Ltd. (Materials)	125,159
76	Israel Corp. Ltd. (The) (Materials)*	29,212
23,476	Israel Discount Bank Ltd., Class A (Financials)*	144,329
1,048	JFrog Ltd. (Information Technology)*	33,494
975	Kornit Digital Ltd. (Industrials)*	151,037
673	Matrix IT Ltd. (Information Technology)	19,331
1,004	Maytronics Ltd. (Consumer Discretionary)	25,493
483	Melisron Ltd. (Real Estate)*(b)	42,281
13,673	Mivne Real Estate KD Ltd. (Real Estate)	54,985
3,052	Mizrahi Tefahot Bank Ltd. (Financials)	112,852
5,243	Nano Dimension Ltd. ADR (Information Technology)*(b)	25,114
1,228	Nice Ltd. (Information Technology)*	350,395
553	Nova Ltd. (Information Technology)*	72,946
1,925	OPC Energy Ltd. (Utilities)*	20,010
3,003	Phoenix Holdings Ltd. (The) (Financials)	37,382
2,034	Plus500 Ltd. (Financials)	34,350

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Israel – (continued)
631	Sapiens International Corp. NV (Information Technology)	$ 22,791
2,984	Shapir Engineering and Industry Ltd. (Industrials)	25,515
4,646	Shikun & Binui Ltd. (Industrials)*	28,932
5,586	Shufersal Ltd. (Consumer Staples)	45,264
1,046	Strauss Group Ltd. (Consumer Staples)	30,733
3,079	Taboola.com Ltd. (Communication Services)*(b)	24,201
23,125	Teva Pharmaceutical Industries Ltd. (Health Care)*	196,926
2,287	Tower Semiconductor Ltd. (Information Technology)*	80,718
176	WalkMe Ltd. (Information Technology)*	3,326
1,144	Wix.com Ltd. (Information Technology)*	174,803
1,266	ZIM Integrated Shipping Services Ltd. (Industrials)	69,985

		3,307,913

Italy – 2.1%
33,008	A2A SpA (Utilities)	64,165
2,615	Amplifon SpA (Health Care)	126,921
24,463	Assicurazioni Generali SpA (Financials)	488,205
9,769	Atlantia SpA (Industrials)*	177,365
4,482	Banca Mediolanum SpA (Financials)	41,611
2,236	Buzzi Unicem SpA (Materials)	46,624
11,175	Davide Campari-Milano NV (Consumer Staples)	161,886
244	DiaSorin SpA (Health Care)	51,840
163,696	Enel SpA (Utilities)	1,235,807
51,445	Eni SpA (Energy)	674,147
2,346	Ferrari NV (Consumer Discretionary)	611,840
12,852	FinecoBank Banca Fineco SpA (Financials)	224,082
17,910	Hera SpA (Utilities)	68,643
7,407	Infrastrutture Wireless Italiane SpA (Communication Services)(a)	84,499
1,549	Interpump Group SpA (Industrials)	103,916
361,383	Intesa Sanpaolo SpA (Financials)	860,528
8,318	Leonardo SpA (Industrials)*	56,008
14,075	Mediobanca Banca di Credito Finanziario SpA (Financials)(b)	154,784
4,374	Moncler SpA (Consumer Discretionary)	315,490

Shares	Description	Value

Common Stocks – (continued)
Italy – (continued)
12,062	Nexi SpA (Information Technology)*(a)	$ 184,036
7,873	Pirelli & C SpA (Consumer Discretionary)(a)	48,102
9,726	Poste Italiane SpA (Financials)(a)	121,956
10,794	PRADA SpA (Consumer Discretionary)	68,537
5,334	Prysmian SpA (Industrials)	196,870
2,052	Recordati Industria Chimica e Farmaceutica SpA (Health Care)	128,052
40,161	Snam SpA (Utilities)	224,851
697	Stevanato Group SpA (Health Care)*	16,630
210,474	Telecom Italia SpA (Communication Services)	108,978
127,001	Telecom Italia SpA-RSP (Communication Services)	61,670
29,708	Terna - Rete Elettrica Nazionale (Utilities)	219,897
42,806	UniCredit SpA (Financials)	515,070
8,961	UnipolSai Assicurazioni SpA (Financials)	24,167

		7,467,177

Japan – 24.3%
652	ABC-Mart, Inc. (Consumer Discretionary)	30,663
7,951	Acom Co. Ltd. (Financials)	23,598
4,092	Advantest Corp. (Information Technology)	360,025
14,197	Aeon Co. Ltd. (Consumer Staples)	330,653
2,205	AEON Financial Service Co. Ltd. (Financials)	23,828
1,943	Aeon Mall Co. Ltd. (Real Estate)	27,499
3,993	AGC, Inc. (Industrials)	195,175
3,962	Air Water, Inc. (Materials)	58,517
3,247	Aisin Corp. (Consumer Discretionary)	119,248
11,366	Ajinomoto Co., Inc. (Consumer Staples)	341,045
3,727	Alfresa Holdings Corp. (Health Care)	50,483
7,109	Amada Co. Ltd. (Industrials)	66,554
9,271	ANA Holdings, Inc. (Industrials)*	182,856
9,253	Asahi Group Holdings Ltd. (Consumer Staples)	341,777
4,581	Asahi Intecc Co. Ltd. (Health Care)	100,379
27,896	Asahi Kasei Corp. (Materials)	263,249
38,740	Astellas Pharma, Inc. (Health Care)	607,141
2,825	Azbil Corp. (Information Technology)	124,898
4,048	Bandai Namco Holdings, Inc. (Consumer Discretionary)	315,048
276	BayCurrent Consulting, Inc. (Industrials)	114,975

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
1,567	Benefit One, Inc. (Industrials)	$ 73,420
1,448	Benesse Holdings, Inc. (Consumer Discretionary)	28,043
12,055	Bridgestone Corp. (Consumer Discretionary)	488,910
5,232	Brother Industries Ltd. (Information Technology)	90,038
1,748	Calbee, Inc. (Consumer Staples)	39,226
21,516	Canon, Inc. (Information Technology)	473,733
3,444	Capcom Co. Ltd. (Communication Services)	85,808
4,531	Casio Computer Co. Ltd. (Consumer Discretionary)	58,820
3,550	Central Japan Railway Co. (Industrials)	487,736
14,318	Chiba Bank Ltd. (The) (Financials)	83,352
15,316	Chubu Electric Power Co., Inc. (Utilities)	154,583
13,291	Chugai Pharmaceutical Co. Ltd. (Health Care)	430,762
6,576	Chugoku Electric Power Co., Inc. (The) (Utilities)	51,603
2,544	Coca-Cola Bottlers Japan Holdings, Inc. (Consumer Staples)	28,343
22,828	Concordia Financial Group Ltd. (Financials)	83,033
393	Cosmos Pharmaceutical Corp. (Consumer Staples)	60,951
8,652	CyberAgent, Inc. (Communication Services)	159,484
4,705	Dai Nippon Printing Co. Ltd. (Industrials)	110,348
5,935	Daicel Corp. (Materials)	40,927
2,407	Daifuku Co. Ltd. (Industrials)	192,696
21,400	Dai-ichi Life Holdings, Inc. (Financials)	431,034
39,701	Daiichi Sankyo Co. Ltd. (Health Care)	987,586
5,530	Daikin Industries Ltd. (Industrials)	1,127,478
1,273	Daito Trust Construction Co. Ltd. (Real Estate)	137,788
12,684	Daiwa House Industry Co. Ltd. (Real Estate)	370,427
46	Daiwa House REIT Investment Corp. REIT (Real Estate)	131,058
29,881	Daiwa Securities Group, Inc. (Financials)	166,030
9,154	Denso Corp. (Consumer Discretionary)	671,645
4,517	Dentsu Group, Inc. (Communication Services)	143,612
1,700	DIC Corp. (Materials)	42,595
593	Disco Corp. (Information Technology)	170,257
6,785	East Japan Railway Co. (Industrials)	417,456

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
1,950	Ebara Corp. (Industrials)	$ 104,760
5,749	Eisai Co. Ltd. (Health Care)	347,993
3,487	Electric Power Development Co. Ltd. (Utilities)	44,376
65,708	ENEOS Holdings, Inc. (Energy)	245,020
1,039	Ezaki Glico Co. Ltd. (Consumer Staples)	32,073
4,011	FANUC Corp. (Industrials)	785,809
1,147	Fast Retailing Co. Ltd. (Consumer Discretionary)	680,856
2,305	Food & Life Cos. Ltd. (Consumer Discretionary)	97,949
2,735	Fuji Electric Co. Ltd. (Industrials)	143,079
3,239	Fuji Media Holdings, Inc. (Communication Services)	32,177
7,987	FUJIFILM Holdings Corp. (Information Technology)	628,226
3,996	Fujitsu Ltd. (Information Technology)	661,454
3,675	Fukuoka Financial Group, Inc. (Financials)	59,489
84	GLP J REIT (Real Estate)	133,385
915	GMO Payment Gateway, Inc. (Information Technology)	122,731
4,612	Hakuhodo DY Holdings, Inc. (Communication Services)	68,767
2,958	Hamamatsu Photonics KK (Information Technology)	181,838
4,856	Hankyu Hanshin Holdings, Inc. (Industrials)	143,912
902	Harmonic Drive Systems, Inc. (Industrials)	37,218
5,291	Haseko Corp. (Consumer Discretionary)	63,094
434	Hikari Tsushin, Inc. (Consumer Discretionary)	62,915
5,614	Hino Motors Ltd. (Industrials)	46,674
651	Hirose Electric Co. Ltd. (Information Technology)	109,221
1,420	Hisamitsu Pharmaceutical Co., Inc. (Health Care)	49,899
2,160	Hitachi Construction Machinery Co. Ltd. (Industrials)	62,777
19,862	Hitachi Ltd. (Industrials)	1,169,907
4,158	Hitachi Metals Ltd. (Materials)*	76,975
33,588	Honda Motor Co. Ltd. (Consumer Discretionary)	917,314
1,160	Hoshizaki Corp. (Industrials)	88,064

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
7,661	Hoya Corp. (Health Care)	$ 1,215,828
6,620	Hulic Co. Ltd. (Real Estate)	62,734
2,364	Ibiden Co. Ltd. (Information Technology)	147,197
4,378	Idemitsu Kosan Co. Ltd. (Energy)	113,012
2,776	IHI Corp. (Industrials)	52,344
3,303	Iida Group Holdings Co. Ltd. (Consumer Discretionary)	68,303
21,245	Inpex Corp. (Energy)	175,319
7,028	Isetan Mitsukoshi Holdings Ltd. (Consumer Discretionary)	48,031
12,383	Isuzu Motors Ltd. (Consumer Discretionary)	167,077
1,168	Ito En Ltd. (Consumer Staples)	68,612
30,935	ITOCHU Corp. (Industrials)	888,177
1,941	Itochu Techno-Solutions Corp. (Information Technology)	63,164
846	Izumi Co. Ltd. (Consumer Discretionary)	23,433
5,140	J Front Retailing Co. Ltd. (Consumer Discretionary)	42,190
8,896	Japan Airlines Co. Ltd. (Industrials)*	161,083
11,061	Japan Exchange Group, Inc. (Financials)	239,544
144	Japan Metropolitan Fund Invest REIT (Real Estate)	124,032
8,453	Japan Post Bank Co. Ltd. (Financials)	69,086
29,602	Japan Post Holdings Co. Ltd. (Financials)*	223,165
2,942	Japan Post Insurance Co. Ltd. (Financials)	45,551
22,844	Japan Tobacco, Inc. (Consumer Staples)	457,403
10,253	JFE Holdings, Inc. (Materials)	118,833
4,728	JGC Holdings Corp. (Industrials)	39,849
4,275	JSR Corp. (Materials)	159,637
4,774	JTEKT Corp. (Consumer Discretionary)	41,709
9,332	Kajima Corp. (Industrials)	102,817
2,680	Kakaku.com, Inc. (Communication Services)	74,939
15,476	Kansai Electric Power Co., Inc. (The) (Utilities)	139,978
4,605	Kansai Paint Co. Ltd. (Materials)	103,419
9,845	Kao Corp. (Consumer Staples)	501,766
3,196	Kawasaki Heavy Industries Ltd. (Industrials)	53,705
32,432	KDDI Corp. (Communication Services)	942,583
2,138	Keihan Holdings Co. Ltd. (Industrials)	47,978
4,839	Keikyu Corp. (Industrials)	47,817
2,295	Keio Corp. (Industrials)	103,285
3,148	Keisei Electric Railway Co. Ltd. (Industrials)	86,224

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
2,132	Kewpie Corp. (Consumer Staples)	$ 43,355
3,944	Keyence Corp. (Information Technology)	2,442,921
3,131	Kikkoman Corp. (Consumer Staples)	238,799
3,568	Kintetsu Group Holdings Co. Ltd. (Industrials)*	102,441
16,243	Kirin Holdings Co. Ltd. (Consumer Staples)	259,928
1,038	Kobayashi Pharmaceutical Co. Ltd. (Consumer Staples)	81,544
2,516	Kobe Bussan Co. Ltd. (Consumer Staples)	94,839
1,173	Koei Tecmo Holdings Co. Ltd. (Communication Services)	49,123
2,585	Koito Manufacturing Co. Ltd. (Consumer Discretionary)	148,664
19,793	Komatsu Ltd. (Industrials)	451,834
1,961	Konami Holdings Corp. (Communication Services)	100,343
675	Kose Corp. (Consumer Staples)	81,265
24,888	Kubota Corp. (Industrials)	519,263
6,976	Kuraray Co. Ltd. (Materials)	57,998
2,305	Kurita Water Industries Ltd. (Industrials)	107,592
6,880	Kyocera Corp. (Information Technology)	407,850
5,190	Kyowa Kirin Co. Ltd. (Health Care)	144,897
9,407	Kyushu Electric Power Co., Inc. (Utilities)	67,190
2,866	Kyushu Railway Co. (Industrials)	60,452
1,618	Lasertec Corp. (Information Technology)	423,862
940	Lawson, Inc. (Consumer Staples)	45,864
5,283	Lion Corp. (Consumer Staples)	74,956
5,935	Lixil Corp. (Industrials)	145,781
8,589	M3, Inc. (Health Care)	462,866
5,099	Makita Corp. (Industrials)	223,818
35,425	Marubeni Corp. (Industrials)	317,451
4,016	Marui Group Co. Ltd. (Consumer Discretionary)	73,780
12,243	Mazda Motor Corp. (Consumer Discretionary)*	98,983
1,790	McDonald’s Holdings Co. Japan Ltd. (Consumer Discretionary)	79,612
21,574	Mebuki Financial Group, Inc. (Financials)	42,561
3,592	Medipal Holdings Corp. (Health Care)	64,535
2,706	MEIJI Holdings Co. Ltd. (Consumer Staples)	158,721
2,096	Mercari, Inc. (Consumer Discretionary)*	127,187
7,905	MINEBEA MITSUMI, Inc. (Industrials)	208,860

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
5,976	MISUMI Group, Inc. (Industrials)	$ 251,840
29,492	Mitsubishi Chemical Holdings Corp. (Materials)	231,739
28,410	Mitsubishi Corp. (Industrials)	848,459
41,260	Mitsubishi Electric Corp. (Industrials)	517,635
24,650	Mitsubishi Estate Co. Ltd. (Real Estate)	339,753
4,022	Mitsubishi Gas Chemical Co., Inc. (Materials)	66,912
14,280	Mitsubishi HC Capital, Inc. (Financials)	67,159
6,380	Mitsubishi Heavy Industries Ltd. (Industrials)	143,900
2,521	Mitsubishi Materials Corp. (Materials)	43,384
13,541	Mitsubishi Motors Corp. (Consumer Discretionary)*	43,648
243,198	Mitsubishi UFJ Financial Group, Inc. (Financials)	1,288,117
31,473	Mitsui & Co. Ltd. (Industrials)	708,763
3,748	Mitsui Chemicals, Inc. (Materials)	100,512
18,765	Mitsui Fudosan Co. Ltd. (Real Estate)	386,059
2,438	Mitsui OSK Lines Ltd. (Industrials)	139,566
2,027	Miura Co. Ltd. (Industrials)	71,140
49,540	Mizuho Financial Group, Inc. (Financials)	611,697
5,112	MonotaRO Co. Ltd. (Industrials)	101,569
9,782	MS&AD Insurance Group Holdings, Inc. (Financials)	285,676
13,123	Murata Manufacturing Co. Ltd. (Information Technology)	968,521
2,249	Nabtesco Corp. (Industrials)	65,066
4,062	Nagoya Railroad Co. Ltd. (Industrials)*	59,385
5,261	NEC Corp. (Information Technology)	237,230
9,725	Nexon Co. Ltd. (Communication Services)	193,053
6,354	NGK Insulators Ltd. (Industrials)	100,560
3,986	NGK Spark Plug Co. Ltd. (Consumer Discretionary)	66,278
2,125	NH Foods Ltd. (Consumer Staples)	72,427
2,577	Nichirei Corp. (Consumer Staples)	59,032
10,627	Nidec Corp. (Industrials)	1,216,707
6,264	Nihon M&A Center Holdings, Inc. (Industrials)	183,984
6,757	Nikon Corp. (Consumer Discretionary)	70,043
2,429	Nintendo Co. Ltd. (Communication Services)	1,071,759

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
58	Nippon Building Fund, Inc. REIT (Real Estate)	$ 357,567
1,733	Nippon Express Co. Ltd. (Industrials)	98,749
18,647	Nippon Paint Holdings Co. Ltd. (Materials)	195,921
44	Nippon Prologis REIT, Inc. REIT (Real Estate)	143,186
3,707	Nippon Sanso Holdings Corp. (Materials)	78,453
1,318	Nippon Shinyaku Co. Ltd. (Health Care)	97,505
18,275	Nippon Steel Corp. (Materials)	273,534
47,384	Nippon Telegraph & Telephone Corp. (Communication Services)	1,304,109
2,946	Nippon Television Holdings, Inc. (Communication Services)	29,838
3,399	Nippon Yusen KK (Industrials)	221,521
2,668	Nissan Chemical Corp. (Materials)	153,672
46,432	Nissan Motor Co. Ltd. (Consumer Discretionary)*	230,187
5,017	Nisshin Seifun Group, Inc. (Consumer Staples)	72,287
1,392	Nissin Foods Holdings Co. Ltd. (Consumer Staples)	102,244
1,711	Nitori Holdings Co. Ltd. (Consumer Discretionary)	271,693
3,070	Nitto Denko Corp. (Materials)	213,598
63,479	Nomura Holdings, Inc. (Financials)	266,898
2,141	Nomura Real Estate Holdings, Inc. (Real Estate)	46,480
85	Nomura Real Estate Master Fund, Inc. REIT (Real Estate)	120,824
7,866	Nomura Research Institute Ltd. (Information Technology)	338,069
9,579	NSK Ltd. (Industrials)	65,044
13,213	NTT Data Corp. (Information Technology)	278,585
13,112	Obayashi Corp. (Industrials)	96,540
538	OBIC Business Consultants Co. Ltd. (Information Technology)	24,165
1,333	Obic Co. Ltd. (Information Technology)	246,419
7,144	Odakyu Electric Railway Co. Ltd. (Industrials)	137,601
17,853	Oji Holdings Corp. (Materials)	82,547
25,340	Olympus Corp. (Health Care)	566,632
4,033	Omron Corp. (Information Technology)	389,465

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
8,471	Ono Pharmaceutical Co. Ltd. (Health Care)	$ 186,922
1,602	Open House Co. Ltd. (Consumer Discretionary)	90,862
698	Oracle Corp. Japan (Information Technology)	68,604
4,197	Oriental Land Co. Ltd. (Consumer Discretionary)	659,426
25,282	ORIX Corp. (Financials)	499,873
59	Orix JREIT, Inc. REIT (Real Estate)	93,791
8,438	Osaka Gas Co. Ltd. (Utilities)	135,772
2,296	Otsuka Corp. (Information Technology)	104,947
8,405	Otsuka Holdings Co. Ltd. (Health Care)	306,901
8,033	Pan Pacific International Holdings Corp. (Consumer Discretionary)	136,967
44,832	Panasonic Corp. (Consumer Discretionary)	490,588
2,287	Park24 Co. Ltd. (Industrials)*	32,428
2,045	PeptiDream, Inc. (Health Care)*	51,546
3,691	Persol Holdings Co. Ltd. (Industrials)	106,623
2,418	Pigeon Corp. (Consumer Staples)	49,001
1,731	Pola Orbis Holdings, Inc. (Consumer Staples)	30,826
1,535	Rakus Co. Ltd. (Information Technology)	41,503
18,399	Rakuten Group, Inc. (Consumer Discretionary)	188,130
28,565	Recruit Holdings Co. Ltd. (Industrials)	1,736,114
23,670	Renesas Electronics Corp. (Information Technology)*	300,605
50,028	Resona Holdings, Inc. (Financials)	183,114
13,593	Ricoh Co. Ltd. (Information Technology)	120,074
760	Rinnai Corp. (Consumer Discretionary)	71,753
1,791	Rohm Co. Ltd. (Information Technology)	167,672
5,098	Ryohin Keikaku Co. Ltd. (Consumer Discretionary)	82,389
7,913	Santen Pharmaceutical Co. Ltd. (Health Care)	104,814
5,039	SBI Holdings, Inc. (Financials)	129,764
904	SCREEN Holdings Co. Ltd. (Information Technology)	91,558
3,011	SCSK Corp. (Information Technology)	57,147
4,417	Secom Co. Ltd. (Industrials)	298,136
3,619	Sega Sammy Holdings, Inc. (Consumer Discretionary)	58,805

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
4,687	Seibu Holdings, Inc. (Industrials)*	$ 44,787
6,023	Seiko Epson Corp. (Information Technology)	97,072
8,415	Sekisui Chemical Co. Ltd. (Consumer Discretionary)	136,736
12,558	Sekisui House Ltd. (Consumer Discretionary)	244,425
15,759	Seven & i Holdings Co. Ltd. (Consumer Staples)	632,053
12,681	Seven Bank Ltd. (Financials)	25,464
8,643	SG Holdings Co. Ltd. (Industrials)	191,060
5,991	Sharp Corp. (Consumer Discretionary)	67,009
5,927	Shimadzu Corp. (Information Technology)	251,080
495	Shimamura Co. Ltd. (Consumer Discretionary)	42,287
1,681	Shimano, Inc. (Consumer Discretionary)	464,868
11,730	Shimizu Corp. (Industrials)	74,071
8,542	Shin-Etsu Chemical Co. Ltd. (Materials)	1,429,372
4,394	Shinsei Bank Ltd. (Financials)	74,146
6,245	Shionogi & Co. Ltd. (Health Care)	435,767
8,344	Shiseido Co. Ltd. (Consumer Staples)	477,881
10,615	Shizuoka Bank Ltd. (The) (Financials)	74,790
3,690	Showa Denko KK (Materials)	81,310
1,309	SMC Corp. (Industrials)	837,543
57,958	SoftBank Corp. (Communication Services)	797,564
24,223	SoftBank Group Corp. (Communication Services)	1,286,404
1,533	Sohgo Security Services Co. Ltd. (Industrials)	65,346
4,180	Sojitz Corp. (Industrials)	59,123
6,712	Sompo Holdings, Inc. (Financials)	276,295
26,080	Sony Group Corp. (Consumer Discretionary)	3,175,446
1,876	Square Enix Holdings Co. Ltd. (Communication Services)	97,976
3,087	Stanley Electric Co. Ltd. (Consumer Discretionary)	80,257
12,412	Subaru Corp. (Consumer Discretionary)	234,204
758	Sugi Holdings Co. Ltd. (Consumer Staples)	47,665
5,703	SUMCO Corp. (Information Technology)	124,964
33,181	Sumitomo Chemical Co. Ltd. (Materials)	153,127
24,600	Sumitomo Corp. (Industrials)	334,947
3,479	Sumitomo Dainippon Pharma Co. Ltd. (Health Care)	42,344

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
15,606	Sumitomo Electric Industries Ltd. (Consumer Discretionary)	$ 204,722
2,410	Sumitomo Heavy Industries Ltd. (Industrials)	53,508
5,081	Sumitomo Metal Mining Co. Ltd. (Materials)	189,422
25,378	Sumitomo Mitsui Financial Group, Inc. (Financials)	827,643
6,218	Sumitomo Mitsui Trust Holdings, Inc. (Financials)	194,954
6,678	Sumitomo Realty & Development Co. Ltd. (Real Estate)	208,142
3,731	Sumitomo Rubber Industries Ltd. (Consumer Discretionary)	37,427
1,423	Sundrug Co. Ltd. (Consumer Staples)	37,460
2,623	Suntory Beverage & Food Ltd. (Consumer Staples)	92,519
1,258	Suzuken Co. Ltd. (Health Care)	34,180
8,646	Suzuki Motor Corp. (Consumer Discretionary)	349,130
3,204	Sysmex Corp. (Health Care)	399,565
10,338	T&D Holdings, Inc. (Financials)	122,186
2,408	Taiheiyo Cement Corp. (Materials)	46,635
3,871	Taisei Corp. (Industrials)	112,845
852	Taisho Pharmaceutical Holdings Co. Ltd. (Health Care)	41,870
2,586	Taiyo Yuden Co. Ltd. (Information Technology)	142,572
33,008	Takeda Pharmaceutical Co. Ltd. (Health Care)	881,124
2,102	TBS Holdings, Inc. (Communication Services)	31,749
7,962	TDK Corp. (Information Technology)	315,549
3,804	Teijin Ltd. (Materials)	43,586
15,040	Terumo Corp. (Health Care)	613,018
2,521	THK Co. Ltd. (Industrials)	60,191
4,757	TIS, Inc. (Information Technology)	147,052
4,092	Tobu Railway Co. Ltd. (Industrials)	92,439
129	Toei Animation Co. Ltd. (Communication Services)	18,621
2,236	Toho Co. Ltd. (Communication Services)	99,448
1,922	Toho Gas Co. Ltd. (Utilities)	54,252
9,907	Tohoku Electric Power Co., Inc. (Utilities)	68,580
13,514	Tokio Marine Holdings, Inc. (Financials)	679,360

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
786	Tokyo Century Corp. (Financials)	$ 37,519
31,275	Tokyo Electric Power Co. Holdings, Inc. (Utilities)*	83,459
3,132	Tokyo Electron Ltd. (Information Technology)	1,650,613
8,741	Tokyo Gas Co. Ltd. (Utilities)	149,731
11,738	Tokyu Corp. (Industrials)	162,406
12,694	Tokyu Fudosan Holdings Corp. (Real Estate)	65,513
5,729	TOPPAN, Inc. (Industrials)	86,935
31,458	Toray Industries, Inc. (Materials)	183,077
8,245	Toshiba Corp. (Industrials)	328,725
5,991	Tosoh Corp. (Materials)	86,057
3,263	TOTO Ltd. (Industrials)	144,550
1,836	Toyo Suisan Kaisha Ltd. (Consumer Staples)	74,381
1,408	Toyoda Gosei Co. Ltd. (Consumer Discretionary)	28,136
1,525	Toyota Boshoku Corp. (Consumer Discretionary)	30,072
3,248	Toyota Industries Corp. (Industrials)	266,602
231,082	Toyota Motor Corp. (Consumer Discretionary)	4,072,351
4,654	Toyota Tsusho Corp. (Industrials)	203,096
2,787	Trend Micro, Inc. (Information Technology)	160,772
803	Tsuruha Holdings, Inc. (Consumer Staples)	90,523
8,396	Unicharm Corp. (Consumer Staples)	361,440
60	United Urban Investment Corp. REIT (Real Estate)	76,410
4,241	USS Co. Ltd. (Consumer Discretionary)	62,226
1,930	Welcia Holdings Co. Ltd. (Consumer Staples)	68,416
4,623	West Japan Railway Co. (Industrials)	199,423
437	Workman Co. Ltd. (Consumer Discretionary)	22,746
2,697	Yakult Honsha Co. Ltd. (Consumer Staples)	134,678
13,426	Yamada Holdings Co. Ltd. (Consumer Discretionary)	46,825
3,416	Yamaha Corp. (Consumer Discretionary)	175,095
6,598	Yamaha Motor Co. Ltd. (Consumer Discretionary)	166,134
6,697	Yamato Holdings Co. Ltd. (Industrials)	147,688

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
2,763	Yamazaki Baking Co. Ltd. (Consumer Staples)	$ 35,893
5,245	Yaskawa Electric Corp. (Industrials)	235,123
5,384	Yokogawa Electric Corp. (Information Technology)	101,236
2,783	Yokohama Rubber Co. Ltd. (The) (Consumer Discretionary)	43,285
55,150	Z Holdings Corp. (Communication Services)	365,254
2,337	ZOZO, Inc. (Consumer Discretionary)	74,404

		86,592,791

Jordan – 0.0%
3,012	Hikma Pharmaceuticals PLC (Health Care)	88,265

Luxembourg – 0.2%
12,554	ArcelorMittal (Materials)	338,150
2,701	Eurofins Scientific SE (Health Care)	343,365

		681,515

Macau – 0.1%
45,269	Galaxy Entertainment Group Ltd. (Consumer Discretionary)*	247,660
51,314	Sands China Ltd. (Consumer Discretionary)*	117,953
30,650	Wynn Macau Ltd. (Consumer Discretionary)*	27,325

		392,938

Mexico – 0.0%
3,882	Fresnillo PLC (Materials)	46,634

Netherlands – 5.2%
9,291	ABN AMRO Bank NV (Financials)(a)	131,770
549	Adyen NV (Information Technology)*(a)	1,512,444
3,576	Akzo Nobel NV (Materials)	374,017
945	ASM International NV (Information Technology)	422,073
8,578	ASML Holding NV (Information Technology)	6,754,916
2,186	EXOR NV (Financials)	191,186
1,826	HAL Trust (Financials)	287,748
2,129	Heineken Holding NV (Consumer Staples)	176,255
5,011	Heineken NV (Consumer Staples)	496,015

Shares	Description	Value

Common Stocks – (continued)
Netherlands – (continued)
82,259	ING Groep NV (Financials)	$ 1,130,348
2,012	JDE Peet’s NV (Consumer Staples)	54,580
22,032	Koninklijke Ahold Delhaize NV (Consumer Staples)	735,297
3,632	Koninklijke DSM NV (Materials)	777,367
69,112	Koninklijke KPN NV (Communication Services)	202,338
19,164	Koninklijke Philips NV (Health Care)	672,907
5,809	NN Group NV (Financials)	287,307
2,461	Randstad NV (Industrials)	154,350
86,400	Royal Dutch Shell PLC, Class A (Energy)	1,802,626
76,916	Royal Dutch Shell PLC, Class B (Energy)	1,605,161
5,454	Wolters Kluwer NV (Industrials)	609,359

		18,378,064

New Zealand – 0.4%
15,561	a2 Milk Co. Ltd. (The) (Consumer Staples)*(b)	64,529
25,411	Auckland International Airport Ltd. (Industrials)*	136,247
9,404	Chorus Ltd. (Communication Services)	42,699
16,369	Contact Energy Ltd. (Utilities)	87,211
12,102	Fisher & Paykel Healthcare Corp. Ltd. (Health Care)	273,760
16,188	Fletcher Building Ltd. (Industrials)	74,161
10,816	Genesis Energy Ltd. (Utilities)	21,435
21,262	Goodman Property Trust REIT (Real Estate)	35,571
14,507	Infratil Ltd. (Utilities)	77,487
1,727	Mainfreight Ltd. (Industrials)	106,862
12,803	Mercury NZ Ltd. (Utilities)	52,310
24,042	Meridian Energy Ltd. (Utilities)	77,507
8,032	Ryman Healthcare Ltd. (Health Care)	67,051
38,956	Spark New Zealand Ltd. (Communication Services)	121,622
2,738	Xero Ltd. (Information Technology)*	281,190

		1,519,642

Norway – 0.8%
469	Aker ASA, Class A (Financials)	42,492
2,260	Aker BP ASA (Energy)	71,039
1,824	Austevoll Seafood ASA (Consumer Staples)	19,789
18,590	DNB Bank ASA (Financials)	404,390

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Norway – (continued)
1,390	Entra ASA (Real Estate)(a)	$ 31,000
22,219	Equinor ASA (Energy)	557,709
3,922	Gjensidige Forsikring ASA (Financials)	88,415
7,802	Kahoot! ASA (Communication Services)*	43,885
1,834	Kongsberg Gruppen ASA (Industrials)	53,623
5,936	Leroy Seafood Group ASA (Consumer Staples)	41,657
9,505	Mowi ASA (Consumer Staples)	215,109
30,547	NEL ASA (Industrials)*(b)	63,599
3,482	Nordic Semiconductor ASA (Information Technology)*	116,635
28,159	Norsk Hydro ASA (Materials)	182,033
15,657	Orkla ASA (Consumer Staples)	142,318
1,185	Salmar ASA (Consumer Staples)	74,627
1,474	Schibsted ASA, Class A (Communication Services)	65,406
1,945	Schibsted ASA, Class B (Communication Services)	74,586
3,761	SpareBank 1 SR-Bank ASA (Financials)	51,722
9,629	Storebrand ASA (Financials)	88,244
13,506	Telenor ASA (Communication Services)	198,410
2,452	TOMRA Systems ASA (Industrials)	167,443

		2,794,131

Poland – 0.3%
8,134	Allegro.eu SA (Consumer Discretionary)*(a)	77,411
3,718	Bank Pekao SA (Financials)	106,741
1,446	CD Projekt SA (Communication Services)	63,891
4,048	Cyfrowy Polsat SA (Communication Services)	34,331
1,007	Dino Polska SA (Consumer Staples)*(a)	82,823
4,397	InPost SA (Industrials)*	48,676
2,875	KGHM Polska Miedz SA (Materials)	98,039
273	mBank SA (Financials)*	32,010
16,791	PGE Polska Grupa Energetyczna SA (Utilities)*	33,645
6,530	Polski Koncern Naftowy ORLEN SA (Energy)	113,477
34,235	Polskie Gornictwo Naftowe i Gazownictwo SA (Energy)	45,820
18,586	Powszechna Kasa Oszczednosci Bank Polski SA (Financials)*	195,642

Shares	Description	Value

Common Stocks – (continued)
Poland – (continued)
11,974	Powszechny Zaklad Ubezpieczen SA (Financials)	$ 104,041
703	Santander Bank Polska SA (Financials)	61,984

		1,098,531

Portugal – 0.2%
154,411	Banco Comercial Portugues SA, Class R (Financials)*	24,941
57,903	EDP – Energias de Portugal SA (Utilities)	315,059
10,337	Galp Energia SGPS SA (Energy)	96,201
5,146	Jeronimo Martins SGPS SA (Consumer Staples)	111,300

		547,501

Russia – 0.0%
11,238	Evraz PLC (Materials)	85,639

Saudi Arabia – 0.1%
3,210	Delivery Hero SE (Consumer Discretionary)*(a)	425,271

Singapore – 1.3%
72,516	Ascendas Real Estate Investment Trust REIT (Real Estate)	154,430
94,416	CapitaLand Integrated Commercial Trust REIT (Real Estate)	145,292
12,014	City Developments Ltd. (Real Estate)	61,509
45,635	ComfortDelGro Corp. Ltd. (Industrials)	45,597
37,902	DBS Group Holdings Ltd. (Financials)	825,681
55,585	Frasers Logistics & Commercial Trust REIT (Real Estate)	59,592
119,762	Genting Singapore Ltd. (Consumer Discretionary)	67,255
2,001	Jardine Cycle & Carriage Ltd. (Industrials)	30,909
30,282	Keppel Corp. Ltd. (Industrials)	112,634
28,785	Keppel DC REIT (Real Estate)	49,334
42,545	Mapletree Commercial Trust REIT (Real Estate)	63,299
43,811	Mapletree Industrial Trust REIT (Real Estate)	84,353
62,079	Mapletree Logistics Trust REIT (Real Estate)	84,212

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Singapore – (continued)
27,428	Olam International Ltd. (Consumer Staples)	$ 34,606
84,382	Oversea-Chinese Banking Corp. Ltd. (Financials)	675,721
14,125	SATS Ltd. (Industrials)*	39,146
27,413	Singapore Airlines Ltd. (Industrials)*	97,365
17,206	Singapore Exchange Ltd. (Financials)	112,059
32,241	Singapore Technologies Engineering Ltd. (Industrials)	89,588
166,103	Singapore Telecommunications Ltd. (Communication Services)	285,894
13,842	STMicroelectronics NV (Information Technology)	671,522
28,828	Suntec Real Estate Investment Trust REIT (Real Estate)	30,906
30,096	United Overseas Bank Ltd. (Financials)	559,053
11,231	UOL Group Ltd. (Real Estate)	56,354
5,697	Venture Corp. Ltd. (Information Technology)	76,907

		4,513,218

South Africa – 0.3%
24,231	Anglo American PLC (Materials)	888,638
2,404	Scatec ASA (Utilities)(a)	42,268

		930,906

Spain – 2.2%
4,838	ACS Actividades de Construccion y Servicios SA (Industrials)	115,502
1,454	Aena SME SA (Industrials)*(a)	211,943
9,475	Amadeus IT Group SA (Information Technology)*	602,363
139,189	Banco Bilbao Vizcaya Argentaria SA (Financials)	736,746
361,545	Banco Santander SA (Financials)	1,119,126
91,412	CaixaBank SA (Financials)	233,979
11,927	Cellnex Telecom SA (Communication Services)*(a)	698,639
5,064	EDP Renovaveis SA (Utilities)	128,935
6,671	Endesa SA (Utilities)	148,939
10,046	Ferrovial SA (Industrials)	277,719
6,209	Grifols SA (Health Care)	110,634
130,205	Iberdrola SA (Utilities)	1,451,518

Shares	Description	Value

Common Stocks – (continued)
Spain – (continued)
23,364	Industria de Diseno Textil SA (Consumer Discretionary)	$ 732,677
20,200	Mapfre SA (Financials)	41,131
9,769	Naturgy Energy Group SA (Utilities)	267,202
8,504	Red Electrica Corp. SA (Utilities)	179,333
28,608	Repsol SA (Energy)	315,282
4,726	Siemens Gamesa Renewable Energy SA (Industrials)*	125,170
106,677	Telefonica SA (Communication Services)	479,882

		7,976,720

Sweden – 4.0%
3,675	AAK AB (Consumer Staples)	73,361
5,177	AddTech AB, Class B (Industrials)	117,520
6,191	Alfa Laval AB (Industrials)	238,848
20,490	Assa Abloy AB, Class B (Industrials)(b)	573,062
13,303	Atlas Copco AB, Class A (Industrials)	813,599
7,855	Atlas Copco AB, Class B (Industrials)	407,694
2,285	Avanza Bank Holding AB (Financials)	86,619
2,189	Axfood AB (Consumer Staples)	59,123
4,802	Beijer Ref AB (Industrials)	94,720
5,657	Boliden AB (Materials)	194,246
4,643	Castellum AB (Real Estate)(b)	130,315
5,403	Electrolux AB, Class B (Consumer Discretionary)(b)	120,567
6,978	Elekta AB, Class B (Health Care)	82,239
13,059	Embracer Group AB (Communication Services)*	140,495
13,079	Epiroc AB, Class A (Industrials)	316,212
7,851	Epiroc AB, Class B (Industrials)	157,544
6,961	EQT AB (Financials)	409,620
12,707	Essity AB, Class B (Consumer Staples)	403,837
3,797	Evolution AB (Consumer Discretionary)(a)	397,830
5,494	Fabege AB (Real Estate)	91,449
1,894	Fastighets AB Balder, Class B (Real Estate)*	141,298
4,124	Getinge AB, Class B (Health Care)	172,191
14,851	H & M Hennes & Mauritz AB, Class B (Consumer Discretionary)	261,845
41,397	Hexagon AB, Class B (Information Technology)	602,158
1,905	Holmen AB, Class B (Materials)	84,998

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Sweden – (continued)
8,646	Husqvarna AB, Class B (Industrials)	$ 121,334
1,906	ICA Gruppen AB (Consumer Staples)	112,158
3,094	Industrivarden AB, Class A (Financials)	91,647
3,292	Industrivarden AB, Class C (Financials)	96,822
5,330	Indutrade AB (Industrials)	148,599
2,845	Investment AB Latour, Class B (Industrials)	106,969
11,448	Investor AB, Class A (Financials)	274,761
35,538	Investor AB, Class B (Financials)	822,198
5,080	Kinnevik AB, Class B (Financials)*	180,619
1,537	L E Lundbergforetagen AB, Class B (Financials)	84,025
4,138	Lifco AB, Class B (Industrials)	111,855
3,884	Lundin Energy AB (Energy)	136,747
33,797	Nibe Industrier AB, Class B (Industrials)	480,436
1,617	Saab AB, Class B (Industrials)	42,052
1,342	Sagax AB, Class B (Real Estate)	52,233
21,965	Samhallsbyggnadsbolaget i Norden AB (Real Estate)	159,363
4,070	Samhallsbyggnadsbolaget i Norden AB, Class D (Real Estate)	13,939
22,507	Sandvik AB (Industrials)	556,555
6,554	Securitas AB, Class B (Industrials)	94,323
10,969	Sinch AB (Information Technology)*(a)	146,440
30,681	Skandinaviska Enskilda Banken AB, Class A (Financials)	445,270
7,111	Skanska AB, Class B (Industrials)	163,382
7,949	SKF AB, Class B (Industrials)	181,585
4,691	SSAB AB, Class A (Materials)*	22,983
12,866	SSAB AB, Class B (Materials)*	55,818
12,623	Svenska Cellulosa AB SCA, Class B (Materials)	205,104
30,738	Svenska Handelsbanken AB, Class A (Financials)	324,631
732	Svenska Handelsbanken AB, Class B (Financials)	8,591
4,255	Sweco AB, Class B (Industrials)	73,006
22,881	Swedbank AB, Class A (Financials)	459,753
32,356	Swedish Match AB (Consumer Staples)	234,825
3,746	Swedish Orphan Biovitrum AB (Health Care)*	90,939
10,373	Tele2 AB, Class B (Communication Services)	147,570

Shares	Description	Value

Common Stocks – (continued)
Sweden – (continued)
61,733	Telefonaktiebolaget LM Ericsson, Class B (Information Technology)	$ 620,140
45,855	Telia Co. AB (Communication Services)	176,402
2,175	Thule Group AB (Consumer Discretionary)(a)	122,955
5,100	Trelleborg AB, Class B (Industrials)	115,716
1,416	Vitrolife AB (Health Care)	86,133
4,002	Volvo AB, Class A (Industrials)	87,143
31,019	Volvo AB, Class B (Industrials)	667,982
2,994	Wallenstam AB, Class B (Real Estate)	53,547

		14,347,940

Switzerland – 8.6%
36,331	ABB Ltd. (Industrials)	1,251,994
10,526	Alcon, Inc. (Health Care)	827,157
9,475	Cie Financiere Richemont SA (Consumer Discretionary)	1,399,646
51,676	Credit Suisse Group AG (Financials)	497,662
728	Geberit AG (Industrials)	553,670
169	Givaudan SA (Materials)	821,807
11,262	Holcim Ltd. (Materials)*	540,951
1,183	Kuehne + Nagel International AG (Industrials)	337,105
1,565	Lonza Group AG (Health Care)	1,256,532
55,788	Nestle SA (Consumer Staples)	7,113,663
49,257	Novartis AG (Health Care)	3,909,049
461	Partners Group Holding AG (Financials)	792,079
553	Roche Holding AG (Health Care)	228,275
14,797	Roche Holding AG (Health Care)	5,750,747
413	Schindler Holding AG (Industrials)	102,112
857	Schindler Holding AG Participation Certificates (Industrials)	219,482
128	SGS SA (Industrials)	384,111
2,978	Sika AG (Materials)	1,160,757
211	Straumann Holding AG (Health Care)	446,215
593	Swatch Group AG (The) – Bearer (Consumer Discretionary)	173,914
1,072	Swatch Group AG (The) – Registered (Consumer Discretionary)	60,875
534	Swisscom AG (Communication Services)	294,525
72,470	UBS Group AG (Financials)	1,248,295

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Switzerland – (continued)
3,164	Zurich Insurance Group AG (Financials)	$ 1,296,167

		30,666,790

Taiwan – 0.1%
1,494	Sea Ltd. ADR (Communication Services)*	430,377

United Kingdom – 12.1%
20,150	3i Group PLC (Financials)	369,753
45,928	abrdn PLC (Financials)	141,760
4,983	Admiral Group PLC (Financials)	194,941
8,089	Allfunds Group PLC (Financials)*	132,514
9,400	Ashtead Group PLC (Industrials)	751,644
1,460	ASOS PLC (Consumer Discretionary)*	45,411
7,576	Associated British Foods PLC (Consumer Staples)	192,743
31,540	AstraZeneca PLC (Health Care)	3,453,363
19,877	Auto Trader Group PLC (Communication Services)(a)	192,654
2,343	AVEVA Group PLC (Information Technology)	99,410
80,521	Aviva PLC (Financials)	410,138
17,936	B&M European Value Retail SA (Consumer Discretionary)	147,169
67,297	BAE Systems PLC (Industrials)	488,084
354,521	Barclays PLC (Financials)	864,050
21,498	Barratt Developments PLC (Consumer Discretionary)	198,354
2,259	Berkeley Group Holdings PLC (Consumer Discretionary)	128,034
387,509	BP PLC (Energy)	1,668,500
48,338	British American Tobacco PLC (Consumer Staples)	1,617,966
17,789	British Land Co. PLC (The) REIT (Real Estate)	119,745
158,295	BT Group PLC (Communication Services)*	332,147
7,105	Bunzl PLC (Industrials)	269,590
8,525	Burberry Group PLC (Consumer Discretionary)	198,221
55,955	CK Hutchison Holdings Ltd. (Industrials)	350,623
20,738	CNH Industrial NV (Industrials)	342,087
3,184	Coca-Cola Europacific Partners PLC (Consumer Staples)	157,194

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
37,564	Compass Group PLC (Consumer Discretionary)*	$ 726,822
33,768	ConvaTec Group PLC (Health Care)(a)	86,223
2,935	Croda International PLC (Materials)	392,766
5,620	Darktrace PLC (Information Technology)*	34,202
2,010	DCC PLC (Industrials)	147,268
49,083	Diageo PLC (Consumer Staples)	2,467,275
28,263	Direct Line Insurance Group PLC (Financials)	101,183
28,660	DS Smith PLC (Materials)	135,857
13,524	easyJet PLC (Industrials)*	88,835
675	Endava PLC ADR (Information Technology)*	105,664
12,244	Entain PLC (Consumer Discretionary)*	270,358
19,422	Experian PLC (Industrials)	868,502
5,935	Farfetch Ltd., Class A (Consumer Discretionary)*	204,223
105,995	GlaxoSmithKline PLC (Health Care)	2,138,530
7,960	Halma PLC (Information Technology)	316,038
7,386	Hargreaves Lansdown PLC (Financials)	130,647
430,299	HSBC Holdings PLC (Financials)	2,387,300
19,930	Imperial Brands PLC (Consumer Staples)	406,585
31,612	Informa PLC (Communication Services)*	195,312
3,706	InterContinental Hotels Group PLC (Consumer Discretionary)*	218,136
6,083	Intermediate Capital Group PLC (Financials)	168,199
3,397	Intertek Group PLC (Industrials)	239,992
76,353	ITV PLC (Communication Services)*	111,066
42,056	J Sainsbury PLC (Consumer Staples)	153,901
51,880	JD Sports Fashion PLC (Consumer Discretionary)	152,992
4,076	Johnson Matthey PLC (Materials)	113,028
3,932	Just Eat Takeaway.com NV (Consumer Discretionary)*(a)	244,263
44,419	Kingfisher PLC (Consumer Discretionary)	186,172
15,610	Land Securities Group PLC REIT (Real Estate)	150,140
125,771	Legal & General Group PLC (Financials)	469,068
3,189	Liberty Global PLC, Class A (Communication Services)*	84,190
7,213	Liberty Global PLC, Class C (Communication Services)*	192,154

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
1,494,667	Lloyds Banking Group PLC (Financials)	$ 925,444
7,545	London Stock Exchange Group PLC (Financials)	649,032
54,757	M&G PLC (Financials)	135,397
16,436	Meggitt PLC (Industrials)*	160,390
90,905	Melrose Industries PLC (Industrials)	174,388
76,183	National Grid PLC (Utilities)	1,014,554
110,534	NatWest Group PLC (Financials)	310,899
2,573	Next PLC (Consumer Discretionary)	267,629
10,708	Ocado Group PLC (Consumer Staples)*	254,363
15,908	Pearson PLC (Communication Services)	124,847
6,671	Persimmon PLC (Consumer Discretionary)	241,560
14,739	Phoenix Group Holdings PLC (Financials)	124,837
57,786	Prudential PLC (Financials)	975,514
15,021	Reckitt Benckiser Group PLC (Consumer Staples)	1,214,228
40,730	RELX PLC (Industrials)	1,259,312
39,129	Rentokil Initial PLC (Industrials)	317,647
17,896	Rightmove PLC (Communication Services)	176,816
174,687	Rolls-Royce Holdings PLC (Industrials)*	283,111
21,791	Sage Group PLC (The) (Information Technology)	222,506
2,479	Schroders PLC (Financials)	112,691
25,282	Segro PLC REIT (Real Estate)	471,284
5,260	Severn Trent PLC (Utilities)	200,836
18,514	Smith & Nephew PLC (Health Care)	298,215
8,346	Smiths Group PLC (Industrials)	159,222
1,550	Spirax-Sarco Engineering PLC (Industrials)	320,517
22,440	SSE PLC (Utilities)	460,760
11,326	St James’s Place PLC (Financials)	232,032
64,823	Standard Chartered PLC (Financials)	356,937
74,726	Taylor Wimpey PLC (Consumer Discretionary)	156,104
162,884	Tesco PLC (Consumer Staples)	596,384
16,317	THG PLC (Consumer Discretionary)*	38,167
53,375	Unilever PLC (Consumer Staples)	2,725,039
14,361	United Utilities Group PLC (Utilities)	206,051
579,067	Vodafone Group PLC (Communication Services)	837,660
5,458	Weir Group PLC (The) (Industrials)	120,409
4,252	Whitbread PLC (Consumer Discretionary)*	157,680

Shares	Description		Value

Common Stocks – (continued)
United Kingdom – (continued)
8,337	Wise PLC, Class A (Information Technology)*		$ 89,607
24,870	WPP PLC (Communication Services)		342,850

			43,267,905

United States – 1.4%
13,284	Avast PLC (Information Technology)(a)		106,468
3,212	Carnival PLC (Consumer Discretionary)*		50,407
839	CyberArk Software Ltd. (Information Technology)*		145,021
4,673	Ferguson PLC (Industrials)		708,810
564	Fiverr International Ltd. (Consumer Discretionary)*		79,874
8,828	James Hardie Industries PLC CDI (Materials)		348,466
16,397	JS Global Lifestyle Co. Ltd. (Consumer Discretionary)(a)		32,517
11,704	Schneider Electric SE (Industrials)		2,058,046
44,555	Stellantis NV (Consumer Discretionary)		759,288
6,067	Swiss Re AG (Financials)		566,708
9,816	Tenaris SA (Energy)		95,705

			4,951,310

TOTAL COMMON STOCKS (Cost $303,055,876)			$353,008,581

Shares	Description	Rate	Value

Preferred Stocks – 0.5%
Germany – 0.5%
1,197	Bayerische Motoren Werke AG (Consumer Discretionary)	2.62%	$ 93,506
3,677	Henkel AG & Co. KGaA (Consumer Staples)	2.61	288,476
3,226	Porsche Automobil Holding SE (Consumer Discretionary)	2.95	269,361
718	Sartorius AG (Health Care)	0.12	490,566
3,859	Volkswagen AG (Consumer Discretionary)	2.92	702,201

			1,844,110

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Rate	Value

Preferred Stocks – (continued)
Spain – 0.0%
5,509	Grifols SA, Class B (Health Care)	4.03%	$ 58,413

TOTAL PREFERRED STOCKS (Cost $1,638,452)			$ 1,902,523

Units	Description	Expiration Month	Value

Right – 0.0%
Singapore – 0.0%
2,296	Mapletree Logistics Trust
(Cost $0)		12/21	$ 0

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $304,694,328)			$354,911,104

Shares	Dividend Rate		Value

Securities Lending Reinvestment Vehicle – 0.3%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,209,879	0.026%		$ 1,209,879
(Cost $1,209,879)

TOTAL INVESTMENTS – 99.8% (Cost $305,904,207)			$356,120,983

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%			534,880

NET ASSETS – 100.0%			$356,655,863

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is on loan.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
SDR	— Swedish Depositary Receipt

GOLDMAN SACHS MARKETBETA® U.S. EQUITY ETF

Schedule of Investments

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 99.8%
Communication Services – 10.4%
8,758	Activision Blizzard, Inc.	$ 513,219
3,382	Alphabet, Inc., Class A*	9,597,947
3,118	Alphabet, Inc., Class C*	8,883,307
2,438	Altice USA, Inc., Class A*	38,618
81,068	AT&T, Inc.	1,850,782
1,354	Charter Communications, Inc., Class A*	875,063
51,743	Comcast Corp., Class A	2,586,115
1,847	Discovery, Inc., Class A*(a)	42,980
3,582	Discovery, Inc., Class C*	81,347
2,822	DISH Network Corp., Class A*	88,188
3,216	Electronic Arts, Inc.	399,492
3,626	Fox Corp., Class A	129,484
1,683	Fox Corp., Class B	56,549
880	IAC/InterActiveCorp*	117,612
274	Liberty Broadband Corp., Class A*	41,533
1,634	Liberty Broadband Corp., Class C*	253,025
899	Liberty Media Corp.-Liberty SiriusXM, Class A*	43,871
1,836	Liberty Media Corp.-Liberty SiriusXM, Class C*	89,836
1,675	Live Nation Entertainment, Inc.*	178,639
12,455	Lumen Technologies, Inc.	153,695
3,019	Match Group, Inc.*	392,440
26,977	Meta Platforms, Inc., Class A*	8,752,957
4,948	Netflix, Inc.*	3,176,121
2,416	Omnicom Group, Inc.	162,621
6,265	Pinterest, Inc., Class A*	250,976
3,053	ROBLOX Corp., Class A*	384,983
1,320	Roku, Inc.*	300,445
9,490	Sirius XM Holdings, Inc. (a)	57,889
13,540	Snap, Inc., Class A*	644,639
1,313	Spotify Technology SA*	313,151
1,307	Take-Two Interactive Software, Inc.*	216,805
6,672	T-Mobile US, Inc.*	725,980
8,829	Twitter, Inc.*	387,946
45,261	Verizon Communications, Inc.	2,275,271
106	ViacomCBS, Inc., Class A	3,536
6,499	ViacomCBS, Inc., Class B	201,144
20,648	Walt Disney Co. (The)*	2,991,895
1,130	Warner Music Group Corp., Class A	48,963
2,586	ZoomInfo Technologies, Inc.*	159,556

		47,468,620

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – 13.2%
713	Advance Auto Parts, Inc.	$ 157,373
3,409	Airbnb, Inc., Class A*	588,189
4,941	Amazon.com, Inc.*	17,328,433
3,054	Aptiv PLC*	489,709
246	AutoZone, Inc.*	446,999
2,498	Best Buy Co., Inc.	266,936
464	Booking Holdings, Inc.*	975,258
752	Burlington Stores, Inc.*	220,434
2,320	Caesars Entertainment, Inc.*	208,962
1,837	CarMax, Inc.*	259,476
9,713	Carnival Corp.*	171,143
951	Carvana Co.*	266,679
949	Chewy, Inc., Class A*	64,779
301	Chipotle Mexican Grill, Inc.*	494,666
6,975	Coupang, Inc. (South Korea)*	184,837
1,468	Darden Restaurants, Inc.	202,511
2,644	Dollar General Corp.	585,117
2,525	Dollar Tree, Inc.*	337,921
417	Domino’s Pizza, Inc.	218,566
1,912	DoorDash, Inc., Class A*	341,808
3,788	D.R. Horton, Inc.	370,088
3,334	DraftKings, Inc., Class A*	115,190
7,108	eBay, Inc.	479,506
1,430	Etsy, Inc.*	392,649
1,641	Expedia Group, Inc.*	264,349
44,530	Ford Motor Co.	854,531
1,730	Garmin Ltd.	231,024
15,021	General Motors Co.*	869,265
1,593	Genuine Parts Co.	203,490
1,463	Hasbro, Inc.	141,779
3,114	Hilton Worldwide Holdings, Inc.*	420,608
11,990	Home Depot, Inc. (The)	4,803,314
4,655	Las Vegas Sands Corp.*	165,811
3,039	Lennar Corp., Class A	319,247
177	Lennar Corp., Class B	15,183
2,852	LKQ Corp.	159,427
7,843	Lowe’s Cos., Inc.	1,918,319
6,011	Lucid Group, Inc.*(a)	318,463
1,355	Lululemon Athletica, Inc.*	615,726
3,002	Marriott International, Inc., Class A*	442,975
8,488	McDonald’s Corp.	2,076,165
541	MercadoLibre, Inc. (Argentina)*	642,930
4,557	MGM Resorts International	180,366
637	Mohawk Industries, Inc.*	106,933

GOLDMAN SACHS MARKETBETA® U.S. EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
4,313	Newell Brands, Inc.	$ 92,600
14,343	NIKE, Inc., Class B	2,427,409
37	NVR, Inc.*	193,338
771	O’Reilly Automotive, Inc.*	492,021
3,011	Peloton Interactive, Inc., Class A*	132,484
2,853	PulteGroup, Inc.	142,736
3,967	Ross Stores, Inc.	432,760
2,457	Royal Caribbean Cruises Ltd.*	171,548
13,379	Starbucks Corp.	1,466,874
5,531	Target Corp.	1,348,679
9,254	Tesla, Inc.*	10,593,609
12,662	TJX Cos., Inc. (The)	878,743
1,292	Tractor Supply Co.	291,126
606	Ulta Beauty, Inc.*	232,674
453	Vail Resorts, Inc.	150,265
4,004	VF Corp.	287,207
848	Wayfair, Inc., Class A*	210,168
710	Whirlpool Corp.	154,595
1,193	Wynn Resorts Ltd.*	96,645
4,578	Yum China Holdings, Inc. (China)	229,358
3,353	Yum! Brands, Inc.	411,883

		60,353,856

Consumer Staples – 5.4%
20,942	Altria Group, Inc.	892,967
6,325	Archer-Daniels-Midland Co.	393,478
429	Brown-Forman Corp., Class A	28,172
3,433	Brown-Forman Corp., Class B	241,546
2,282	Campbell Soup Co.	92,033
2,784	Church & Dwight Co., Inc.	248,834
1,392	Clorox Co. (The)	226,687
43,987	Coca-Cola Co. (The)	2,307,118
9,550	Colgate-Palmolive Co.	716,441
5,343	Conagra Brands, Inc.	163,229
1,737	Constellation Brands, Inc., Class A	391,398
5,012	Costco Wholesale Corp.	2,703,373
2,464	Estee Lauder Cos., Inc. (The), Class A	818,220
6,869	General Mills, Inc.	424,298
1,644	Hershey Co. (The)	291,794
3,190	Hormel Foods Corp.	132,066
1,187	J M Smucker Co. (The)	150,120
2,912	Kellogg Co.	178,156
8,940	Keurig Dr Pepper, Inc.	303,871

Shares	Description	Value

Common Stocks – (continued)
Consumer Staples – (continued)
3,819	Kimberly-Clark Corp.	$ 497,654
7,493	Kraft Heinz Co. (The)	251,840
7,676	Kroger Co. (The)	318,784
2,808	McCormick & Co., Inc.	240,983
2,107	Molson Coors Beverage Co., Class B	93,635
15,722	Mondelez International, Inc., Class A	926,655
4,257	Monster Beverage Corp.*	356,651
15,691	PepsiCo, Inc.	2,507,108
17,680	Philip Morris International, Inc.	1,519,419
27,370	Procter & Gamble Co. (The)	3,957,155
5,477	Sysco Corp.	383,609
3,303	Tyson Foods, Inc., Class A	260,805
8,120	Walgreens Boots Alliance, Inc.	363,776
16,558	Walmart, Inc.	2,328,551

		24,710,426

Energy – 2.5%
8,914	Baker Hughes Co.	208,053
2,669	Cheniere Energy, Inc.	279,738
21,720	Chevron Corp.	2,451,536
15,204	ConocoPhillips	1,066,256
7,629	Devon Energy Corp.	320,876
6,618	EOG Resources, Inc.	575,766
47,976	Exxon Mobil Corp.	2,870,884
9,384	Halliburton Co.	202,601
3,248	Hess Corp.	242,041
22,549	Kinder Morgan, Inc.	348,607
7,196	Marathon Petroleum Corp.	437,877
10,057	Occidental Petroleum Corp.	298,190
5,033	ONEOK, Inc.	301,175
4,966	Phillips 66	343,498
2,481	Pioneer Natural Resources Co.	442,412
15,865	Schlumberger NV	455,008
4,629	Valero Energy Corp.	309,865
13,778	Williams Cos., Inc. (The)	369,113

		11,523,496

Financials – 10.5%
6,968	Aflac, Inc.	377,248
152	Alleghany Corp.*	98,326
3,285	Allstate Corp. (The)	357,145
4,046	Ally Financial, Inc.	185,428
6,744	American Express Co.	1,027,111

GOLDMAN SACHS MARKETBETA® U.S. EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
9,717	American International Group, Inc.	$ 511,114
1,288	Ameriprise Financial, Inc.	373,005
16,363	Annaly Capital Management, Inc. REIT	132,540
2,452	Aon PLC, Class A	725,228
2,356	Apollo Global Management, Inc.	166,758
4,353	Arch Capital Group Ltd.*	175,774
2,326	Arthur J Gallagher & Co.	378,905
83,998	Bank of America Corp.	3,735,391
8,907	Bank of New York Mellon Corp. (The)	488,015
14,521	Berkshire Hathaway, Inc., Class B*	4,017,815
1,600	BlackRock, Inc.	1,447,376
7,783	Blackstone, Inc.	1,100,905
5,015	Capital One Financial Corp.	704,758
1,205	Cboe Global Markets, Inc.	155,373
17,116	Charles Schwab Corp. (The)	1,324,607
4,199	Chubb Ltd.	753,595
1,758	Cincinnati Financial Corp.	200,236
22,982	Citigroup, Inc.	1,463,953
4,820	Citizens Financial Group, Inc.	227,841
4,002	CME Group, Inc.	882,521
1,462	Coinbase Global, Inc., Class A*	460,530
3,351	Discover Financial Services	361,405
445	Everest Re Group Ltd.	114,089
3,090	Fidelity National Financial, Inc.	151,132
7,795	Fifth Third Bancorp	328,559
2,019	First Republic Bank	423,304
3,317	Franklin Resources, Inc.	107,471
1,055	Globe Life, Inc.	91,300
3,817	Goldman Sachs Group, Inc. (The) (b)	1,454,239
3,929	Hartford Financial Services Group, Inc. (The)	259,707
16,508	Huntington Bancshares, Inc.	244,979
1,002	Interactive Brokers Group, Inc., Class A	73,968
6,338	Intercontinental Exchange, Inc.	828,503
33,659	JPMorgan Chase & Co.	5,346,059
10,814	KeyCorp	242,666
6,356	KKR & Co., Inc.	473,204
2,455	Loews Corp.	131,244
1,442	M&T Bank Corp.	211,412
152	Markel Corp.*	181,613
5,701	Marsh & McLennan Cos., Inc.	935,078
7,492	MetLife, Inc.	439,481
1,823	Moody’s Corp.	712,137
16,292	Morgan Stanley	1,544,807
907	MSCI, Inc.	570,911

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
1,330	Nasdaq, Inc.	$ 270,296
2,263	Northern Trust Corp.	261,829
4,800	PNC Financial Services Group, Inc. (The)	945,600
3,032	Principal Financial Group, Inc.	207,935
6,633	Progressive Corp. (The)	616,471
4,380	Prudential Financial, Inc.	447,899
2,094	Raymond James Financial, Inc.	205,819
10,788	Regions Financial Corp.	245,427
847	Robinhood Markets, Inc., Class A*(a)	21,971
1,560	Rocket Cos., Inc., Class A	24,180
2,735	S&P Global, Inc.	1,246,422
1,444	SEI Investments Co.	86,106
3,908	State Street Corp.	347,695
634	SVB Financial Group*	438,937
6,451	Synchrony Financial	288,940
2,536	T. Rowe Price Group, Inc.	507,073
2,826	Travelers Cos., Inc. (The)	415,281
15,039	Truist Financial Corp.	891,963
570	Upstart Holdings, Inc.*	116,787
15,083	US Bancorp	834,693
1,533	W R Berkley Corp.	117,489
46,796	Wells Fargo & Co.	2,235,913
1,453	Willis Towers Watson PLC	328,146

		47,801,638

Health Care – 12.6%
927	10X Genomics, Inc., Class A*	141,655
20,004	Abbott Laboratories	2,515,903
19,835	AbbVie, Inc.	2,286,579
506	ABIOMED, Inc.*	159,279
3,429	Agilent Technologies, Inc.	517,436
839	Align Technology, Inc.*	513,074
1,343	Alnylam Pharmaceuticals, Inc.*	246,843
1,711	AmerisourceBergen Corp.	198,048
6,444	Amgen, Inc.	1,281,583
2,766	Anthem, Inc.	1,123,632
6,006	Avantor, Inc.*	237,117
5,672	Baxter International, Inc.	422,961
3,256	Becton Dickinson and Co.	772,128
1,685	Biogen, Inc.*	397,222
2,067	BioMarin Pharmaceutical, Inc.*	178,361
16,142	Boston Scientific Corp.*	614,526
24,950	Bristol-Myers Squibb Co.	1,338,068

GOLDMAN SACHS MARKETBETA® U.S. EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
3,210	Cardinal Health, Inc.	$ 148,398
1,934	Catalent, Inc.*	248,828
6,474	Centene Corp.*	462,308
3,354	Cerner Corp.	236,289
3,854	Cigna Corp.	739,583
558	Cooper Cos., Inc. (The)	210,070
14,953	CVS Health Corp.	1,331,714
7,202	Danaher Corp.	2,316,451
739	DaVita, Inc.*	69,836
2,473	DENTSPLY SIRONA, Inc.	120,534
1,094	Dexcom, Inc.*	615,473
7,028	Edwards Lifesciences Corp.*	754,175
5,045	Elanco Animal Health, Inc.*	144,993
9,626	Eli Lilly & Co.	2,387,633
1,944	Exact Sciences Corp.*	165,959
14,248	Gilead Sciences, Inc.	982,115
2,828	HCA Healthcare, Inc.	637,969
1,565	Henry Schein, Inc.*	111,209
2,850	Hologic, Inc.*	212,981
2,544	Horizon Therapeutics PLC*	263,965
1,442	Humana, Inc.	605,222
959	IDEXX Laboratories, Inc.*	583,139
1,772	Illumina, Inc.*	647,365
2,121	Incyte Corp.*	143,634
4,019	Intuitive Surgical, Inc.*	1,303,522
2,130	IQVIA Holdings, Inc.*	551,947
676	Jazz Pharmaceuticals PLC*	81,032
29,909	Johnson & Johnson	4,663,710
1,092	Laboratory Corp. of America Holdings*	311,580
1,756	McKesson Corp.	380,631
15,281	Medtronic PLC	1,630,483
28,657	Merck & Co., Inc.	2,146,696
260	Mettler-Toledo International, Inc.*	393,674
3,918	Moderna, Inc.*	1,380,821
2,865	Organon & Co.	83,744
64,282	Pfizer, Inc.	3,453,872
1,382	Quest Diagnostics, Inc.	205,476
1,162	Regeneron Pharmaceuticals, Inc.*	739,648
1,640	ResMed, Inc.	417,954
3,994	Royalty Pharma PLC, Class A	158,841
1,516	Seagen, Inc.*	242,560
3,754	Stryker Corp.	888,309
1,628	Teladoc Health, Inc.*	164,835
531	Teleflex, Inc.	157,930

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
4,465	Thermo Fisher Scientific, Inc.	$ 2,825,586
10,664	UnitedHealth Group, Inc.	4,737,162
831	Universal Health Services, Inc., Class B	98,665
1,565	Veeva Systems, Inc., Class A*	442,238
2,943	Vertex Pharmaceuticals, Inc.*	550,164
13,712	Viatris, Inc.	168,795
695	Waters Corp.*	228,009
836	West Pharmaceutical Services, Inc.	370,064
2,374	Zimmer Biomet Holdings, Inc.	283,930
5,378	Zoetis, Inc.	1,194,131

		57,340,267

Industrials – 7.5%
6,570	3M Co.	1,117,163
1,500	A O Smith Corp.	118,575
2,615	AMETEK, Inc.	356,947
6,654	Boeing Co. (The)*	1,316,494
9,838	Carrier Global Corp.	532,433
6,212	Caterpillar, Inc.	1,201,090
1,472	C.H. Robinson Worldwide, Inc.	139,972
997	Cintas Corp.	420,923
2,406	Copart, Inc.*	349,255
4,443	CoStar Group, Inc.*	345,488
25,571	CSX Corp.	886,291
1,624	Cummins, Inc.	340,634
3,181	Deere & Co.	1,099,163
7,242	Delta Air Lines, Inc.*	262,160
1,626	Dover Corp.	266,420
4,515	Eaton Corp. PLC	731,701
6,746	Emerson Electric Co.	592,569
1,381	Equifax, Inc.	384,816
1,919	Expeditors International of Washington, Inc.	233,389
6,511	Fastenal Co.	385,256
2,788	FedEx Corp.	642,272
3,967	Fortive Corp.	293,042
1,559	Fortune Brands Home & Security, Inc.	156,726
706	Generac Holdings, Inc.*	297,395
2,769	General Dynamics Corp.	523,258
12,309	General Electric Co.	1,169,232
7,824	Honeywell International, Inc.	1,582,326
3,989	IHS Markit Ltd.	509,874
3,175	Illinois Tool Works, Inc.	737,076
4,755	Ingersoll Rand, Inc.	277,407

GOLDMAN SACHS MARKETBETA® U.S. EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
953	J.B. Hunt Transport Services, Inc.	$ 182,175
8,073	Johnson Controls International PLC	603,537
1,028	Kansas City Southern	298,994
2,278	L3Harris Technologies, Inc.	476,284
1,593	Leidos Holdings, Inc.	140,041
2,677	Lockheed Martin Corp.	892,298
3,072	Lyft, Inc., Class A*	124,754
2,792	Masco Corp.	183,993
2,817	Norfolk Southern Corp.	747,266
1,628	Northrop Grumman Corp.	567,846
1,180	Old Dominion Freight Line, Inc.	419,101
4,852	Otis Worldwide Corp.	390,101
3,877	PACCAR, Inc.	323,419
1,453	Parker-Hannifin Corp.	438,893
17,123	Raytheon Technologies Corp.	1,385,593
2,379	Republic Services, Inc.	314,647
1,316	Rockwell Automation, Inc.	442,439
2,597	Rollins, Inc.	86,428
1,191	Roper Technologies, Inc.	552,803
603	Snap-on, Inc.	124,164
6,701	Southwest Airlines Co.*	297,524
1,848	Stanley Black & Decker, Inc.	322,956
2,538	Textron, Inc.	179,690
2,689	Trane Technologies PLC	501,902
592	TransDigm Group, Inc.*	342,206
2,151	TransUnion	239,170
16,328	Uber Technologies, Inc.*	620,464
7,391	Union Pacific Corp.	1,741,615
3,673	United Airlines Holdings, Inc.*	155,221
8,279	United Parcel Service, Inc., Class B	1,642,305
820	United Rentals, Inc.*	277,767
1,819	Verisk Analytics, Inc.	409,038
4,779	Waste Management, Inc.	767,842
2,033	Westinghouse Air Brake Technologies Corp.	180,469
492	W.W. Grainger, Inc.	236,854
2,037	Xylem, Inc.	246,701

		34,125,847

Information Technology – 30.6%
7,201	Accenture PLC, Class A	2,573,637
5,397	Adobe, Inc.*	3,615,180
13,713	Advanced Micro Devices, Inc.*	2,171,728
1,823	Affirm Holdings, Inc.*	230,938

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
1,817	Akamai Technologies, Inc.*	$ 204,776
1,439	Amdocs Ltd.	100,471
6,763	Amphenol Corp., Class A	544,963
6,086	Analog Devices, Inc.	1,097,001
982	ANSYS, Inc.*	384,433
187,767	Apple, Inc.	31,037,885
10,205	Applied Materials, Inc.	1,502,074
1,045	AppLovin Corp., Class A*	95,210
2,586	Arista Networks, Inc.*	320,819
1,554	Atlassian Corp. PLC, Class A*	584,801
2,494	Autodesk, Inc.*	633,950
4,796	Automatic Data Processing, Inc.	1,107,348
1,054	Bill.com Holdings, Inc.*	296,016
4,500	Broadcom, Inc.	2,491,560
1,310	Broadridge Financial Solutions, Inc.	220,827
3,105	Cadence Design Systems, Inc.*	551,013
1,548	CDW Corp.	293,129
44,189	Cisco Systems, Inc.	2,423,325
1,398	Citrix Systems, Inc.	112,441
2,647	Cloudflare, Inc., Class A*	498,271
5,957	Cognizant Technology Solutions Corp., Class A	464,527
8,775	Corning, Inc.	325,465
838	Coupa Software, Inc.*	164,801
2,283	Crowdstrike Holdings, Inc., Class A*	495,731
2,521	Datadog, Inc., Class A*	449,469
3,208	Dell Technologies, Inc., Class C*	181,156
2,169	DocuSign, Inc.*	534,355
3,391	Dropbox, Inc., Class A*	83,453
1,391	Enphase Energy, Inc.*	347,750
621	EPAM Systems, Inc.*	377,910
684	F5, Inc.*	155,665
6,885	Fidelity National Information Services, Inc.	719,482
6,747	Fiserv, Inc.*	651,220
913	FleetCor Technologies, Inc.*	189,110
1,580	Fortinet, Inc.*	524,734
921	Gartner, Inc.*	287,582
3,311	Global Payments, Inc.	394,141
14,833	Hewlett Packard Enterprise Co.	212,854
13,070	HP, Inc.	461,110
508	HubSpot, Inc.*	409,910
46,424	Intel Corp.	2,284,061
10,652	International Business Machines Corp.	1,247,349
3,016	Intuit, Inc.	1,967,337

GOLDMAN SACHS MARKETBETA® U.S. EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
2,078	Keysight Technologies, Inc.*	$ 404,129
1,720	KLA Corp.	701,984
2,046	Kyndryl Holdings, Inc.*	32,327
1,596	Lam Research Corp.	1,085,041
9,327	Marvell Technology, Inc.	663,803
9,851	Mastercard, Inc., Class A	3,102,277
6,104	Microchip Technology, Inc.	509,257
12,777	Micron Technology, Inc.	1,073,268
84,209	Microsoft Corp.	27,838,653
703	MongoDB, Inc.*	350,164
1,915	Motorola Solutions, Inc.	484,840
2,536	NetApp, Inc.	225,400
6,385	NortonLifeLock, Inc.	158,667
27,253	NVIDIA Corp.	8,905,190
1,670	Okta, Inc.*	359,434
18,062	Oracle Corp.	1,638,946
18,508	Palantir Technologies, Inc., Class A*	382,190
1,082	Palo Alto Networks, Inc.*	591,789
3,659	Paychex, Inc.	436,153
577	Paycom Software, Inc.*	252,426
13,309	PayPal Holdings, Inc.*	2,460,701
1,258	Qorvo, Inc.*	183,957
12,809	QUALCOMM, Inc.	2,312,793
641	Qualtrics International, Inc., Class A*	20,743
908	RingCentral, Inc., Class A*	196,110
10,759	salesforce.com, Inc.*	3,065,885
2,357	Seagate Technology Holdings PLC	241,993
2,247	ServiceNow, Inc.*	1,455,382
1,872	Skyworks Solutions, Inc.	283,908
3,014	Snowflake, Inc., Class A*	1,025,212
1,826	Splunk, Inc.*	220,946
4,513	Square, Inc., Class A*	940,193
2,540	SS&C Technologies Holdings, Inc.	193,878
1,723	Synopsys, Inc.*	587,543
3,721	TE Connectivity Ltd.	572,774
1,869	Teradyne, Inc.	285,714
10,481	Texas Instruments, Inc.	2,016,230
4,890	Trade Desk, Inc. (The), Class A*	505,724
2,849	Trimble, Inc.*	244,644
1,868	Twilio, Inc., Class A*	534,528
2,748	UiPath, Inc., Class A*	132,591
1,760	Unity Software, Inc.*	303,406
1,111	VeriSign, Inc.*	266,540
19,060	Visa, Inc., Class A	3,693,256

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
2,311	VMware, Inc., Class A	$ 269,786
3,454	Western Digital Corp.*	199,779
4,583	Western Union Co. (The)	72,503
2,145	Workday, Inc., Class A*	588,223
2,810	Xilinx, Inc.	641,944
603	Zebra Technologies Corp., Class A*	355,034
2,315	Zoom Video Communications, Inc., Class A*	489,414
908	Zscaler, Inc.*	315,049

		139,893,289

Materials – 2.3%
2,506	Air Products and Chemicals, Inc.	720,325
1,324	Albemarle Corp.	352,833
17,408	Amcor PLC	197,059
3,689	Ball Corp.	344,737
1,253	Celanese Corp.	189,654
8,289	Corteva, Inc.	373,005
8,460	Dow, Inc.	464,708
5,935	DuPont de Nemours, Inc.	438,953
1,538	Eastman Chemical Co.	160,398
2,884	Ecolab, Inc.	638,719
1,454	FMC Corp.	145,676
16,594	Freeport-McMoRan, Inc.	615,305
2,890	International Flavors & Fragrances, Inc.	410,871
4,428	International Paper Co.	201,563
5,835	Linde PLC (United Kingdom)	1,856,347
2,992	LyondellBasell Industries NV, Class A	260,693
705	Martin Marietta Materials, Inc.	284,474
9,071	Newmont Corp.	498,179
3,316	Nucor Corp.	352,358
1,062	Packaging Corp. of America	138,687
2,695	PPG Industries, Inc.	415,488
2,728	Sherwin-Williams Co. (The)	903,623
966	Southern Copper Corp. (Peru)	56,511
1,470	Vulcan Materials Co.	281,711
2,990	Westrock Co.	129,736

		10,431,613

Real Estate – 2.5%
1,715	Alexandria Real Estate Equities, Inc. REIT	343,120
5,157	American Tower Corp. REIT	1,353,609
1,582	AvalonBay Communities, Inc. REIT	377,892
1,617	Boston Properties, Inc. REIT	174,377

GOLDMAN SACHS MARKETBETA® U.S. EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
3,671	CBRE Group, Inc., Class A*	$ 350,838
4,890	Crown Castle International Corp. REIT	888,269
3,292	Digital Realty Trust, Inc. REIT	552,200
4,295	Duke Realty Corp. REIT	250,527
1,017	Equinix, Inc. REIT	826,007
4,121	Equity Residential REIT	351,563
736	Essex Property Trust, Inc. REIT	249,828
1,493	Extra Space Storage, Inc. REIT	298,600
6,113	Healthpeak Properties, Inc. REIT	200,873
8,023	Host Hotels & Resorts, Inc. REIT*	125,961
6,742	Invitation Homes, Inc. REIT	272,647
3,259	Iron Mountain, Inc. REIT	148,089
1,310	Mid-America Apartment Communities, Inc. REIT	270,188
441	Orion Office REIT, Inc. REIT*	7,837
8,376	Prologis, Inc. REIT	1,262,682
1,721	Public Storage REIT	563,421
4,421	Realty Income Corp. REIT	300,274
1,236	SBA Communications Corp. REIT	424,937
3,716	Simon Property Group, Inc. REIT	567,953
3,347	UDR, Inc. REIT	189,875
4,451	Ventas, Inc. REIT	208,841
4,793	Welltower, Inc. REIT	381,619
8,500	Weyerhaeuser Co. REIT	319,685
2,131	W.P. Carey, Inc. REIT	162,702
492	Zillow Group, Inc., Class A*	26,622
1,927	Zillow Group, Inc., Class C*	104,578

		11,555,614

Utilities – 2.3%
2,843	Alliant Energy Corp.	155,768
2,884	Ameren Corp.	235,306
5,685	American Electric Power Co., Inc.	460,769
2,056	American Water Works Co., Inc.	346,580
1,474	Atmos Energy Corp.	133,132
809	Avangrid, Inc.	40,952
6,712	CenterPoint Energy, Inc.	173,908
3,300	CMS Energy Corp.	194,205
4,010	Consolidated Edison, Inc.	311,336
9,167	Dominion Energy, Inc.	652,690
2,188	DTE Energy Co.	237,048
8,731	Duke Energy Corp.	846,994
4,315	Edison International	281,683

Shares	Description	Value

Common Stocks – (continued)
Utilities – (continued)
2,278	Entergy Corp.	$ 228,575
2,521	Evergy, Inc.	159,579
3,870	Eversource Energy	318,385
10,971	Exelon Corp.	578,501
6,235	FirstEnergy Corp.	234,810
22,255	NextEra Energy, Inc.	1,931,289
4,440	NiSource, Inc.	108,824
22,522	PG&E Corp.*	267,561
1,278	Pinnacle West Capital Corp.	83,134
8,650	PPL Corp.	240,729
5,738	Public Service Enterprise Group, Inc.	358,568
3,580	Sempra Energy	429,135
12,019	Southern Co. (The)	734,361
3,581	WEC Energy Group, Inc.	311,296
6,103	Xcel Energy, Inc.	388,944

		10,444,062

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $341,369,964)		$455,648,728

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.1%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
313,053	0.026%	$ 313,053
(Cost $313,053)

TOTAL INVESTMENTS – 99.9% (Cost $341,683,017)		$455,961,781

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		627,576

NET ASSETS – 100.0%		$456,589,357

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS MARKETBETA® ETFS

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS MARKETBETA® ETFS

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of November 30, 2021:

MARKETBETA® EMERGING MARKETS EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$871,905	$—	$—
Asia	28,056,638	916,420	4,178
Europe	224,184	—	—
North America	953,204	—	—
South America	1,294,862	375,153	—
Securities Lending Reinvestment Vehicle	218,321	—	—

Total	$31,619,114	$1,291,573	$4,178

MARKETBETA® INTERNATIONAL EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$930,906	$—	$—
Asia	109,549,887	—	—
Europe	207,200,490	1,975,880	—
North America	4,649,478	348,466	—
Oceania	29,889,654	—	—
South America	299,683	66,660	—
Securities Lending Reinvestment Vehicle	1,209,879	—	—

Total	$353,729,977	$2,391,006	$—

MARKETBETA® U.S. EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$414,195	$—	$—
Europe	1,856,347	—	—
North America	452,678,745	—	—
South America	699,441	—	—
Securities Lending Reinvestment Vehicle	313,053	—	—

Total	$455,961,781	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table. The Fund utilizes fair value model prices provided by an independent third-party (fair value) service for certain international equity securities resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS MARKETBETA® ETFS

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

D. Securities Lending — Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements, and the value of the collateral was at least equal to the value of the cash received. Each of the Funds and BNYM received compensation relating to the lending of the Funds’ securities.

The Funds’ risks include, but are not limited to, the following:

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or problems with registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Foreign Custody Risk — A Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including, but not limited to, the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

GOLDMAN SACHS MARKETBETA® ETFS

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Index Risk — Solactive AG (the “Index Provider”) constructs each Fund’s Index in accordance with a rules-based methodology. A Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track the Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. The Index Provider relies on third party data it believes to be reliable in constructing each Index, but it does not guarantee the accuracy or availability of such third party data. Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the applicable Fund and its shareholders. In addition, neither a Fund, the Investment Adviser, the Calculation Agent nor the Index Provider can guarantee the availability or timeliness of the production of the Index.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.

Tracking Error Risk — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.